AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 2017.
File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 149	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 153	☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Address of Principal Executive Offices, Zip Code)

(212) 933-0393

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On August 1, 2017 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

KraneShares Trust

Prospectus

August 1, 2017

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF - (KAGG)**

KraneShares CSI China Internet ETF - (KWEB)***

KraneShares E Fund China Commercial Paper ETF - (KCNY)**

KraneShares Emerging Markets Consumer Technology Index ETF - (KEMQ)**

KraneShares FTSE Emerging Markets Plus ETF - (KEMP)*

KraneShares MSCI China Environment Index ETF- (KGRN)**

KraneShares MSCI One Belt One Road Index ETF - (OBOR)**

KraneShares Zacks New China ETF - (KFYP)**

Fund shares are not individually redeemable.

*Fund shares are listed on BATS Exchange Inc.

**Fund shares are or will be listed on NYSE Arca, Inc.

***Fund shares are listed on NASDAQ Stock Market LLC.

The exchange on which a Fund’s shares are listed is referred to herein as the “Exchange.”

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

KraneShares Trust

1

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

Investment Objective

The KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign fixed income securities index. The Fund’s current index is the Bloomberg Barclays China Aggregate RIC Capped Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.02%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement***	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Based on estimated amounts for the current fiscal year.

*** Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$70	$223

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, it does not have portfolio turnover information to report.

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Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index (“80% policy”) and to be announced transactions representing such components. The Underlying Index seeks to track the performance of the on-shore renminbi (“RMB”)-denominated fixed-income market. The Underlying Index includes RMB-denominated fixed-income securities (“RMB Bonds”) issued by the Chinese government, Chinese government-related entities, including Chinese policy banks, and corporations that are available for investment through the China Interbank Bond Market (“CIBM”). The Underlying Index includes only debt that pays fixed interest rates. The weightings of the Underlying Index components are capped so that: (1) RMB Bonds issued by the People’s Republic of China do not represent more than 25% of the weight of the Underlying Index as of the Underlying Index’s rebalance date; and (2) RMB Bonds issued by policy banks (the Agricultural Development Bank of China, China Development Bank and Export-Import Bank of China) do not represent more than 25% of the weight of the Underlying Index as of the Underlying Index’s rebalance dates. In addition, the cumulative weight of any single issuer will not exceed 25% of the Underlying Index value at each rebalance. The remainder of the Underlying Index will be weighted based on the relative outstanding market value of the components.

To qualify for inclusion in the Underlying Index as of each rebalance, a component must have at least one year remaining until maturity and must not be in default. In addition, government RMB Bonds and quasi-sovereign RMB Bonds must have par values of at least RMB 5 billion, and corporate RMB Bonds must have a par value of at least RMB 1.5 billion.

To gain exposure to the Underlying Index, the Fund will invest directly in RMB Bonds through either a People’s Bank of China program that permits foreign investors to invest in RMB Bonds traded on the onshore Chinese Interbank Bond Market (“CIBM Program”) or through a Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license that may be attained by Krane Funds Advisors, LLC (“Krane”). Investments made through the CIBM Program do not require a RQFII or QFII license. The Fund currently intends to invest directly in RMB Bonds through the CIBM Program but Krane may, however, choose to apply for a RQFII or QFII license in the future. A PRC onshore settlement agent will be appointed for the Fund, which is required to participate in the CIBM Program.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track its Underlying Index, including RMB-denominated securities principally traded in the off-shore RMB (or “CNH”) market, which is an over-the-counter (“OTC”) market located in countries outside of the PRC, such as Hong Kong and Singapore. The Fund may also invest in RMB Bonds traded on the Shanghai and Shenzhen Stock Exchanges. The Fund may also invest in debt securities issued in any currency denomination in other political jurisdictions, including Hong Kong and Singapore, unrated and high yield securities (or “junk bonds”), derivatives (including futures, swaps, forwards and options), and equity securities.

The Fund may invest up to 10% of its net assets in shares of investment companies, such as ETFs, unit investment trusts, closed-end investment companies and foreign investment companies (provided that it does not own more than 3% of any one company or invest more than 5% of its assets in any one company), including to gain exposure to component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in the securities. Foreign investment companies in which the Fund may invest include RMB-denominated short-term bond funds domiciled in the PRC (“PRC Investment Companies”). The Fund may also hold cash in a deposit account in China or invest in U.S. money market funds or other U.S. cash equivalents, provided that no more than 5% of the Fund’s net assets will be invested in any one foreign investment company or held in cash in a deposit account in China. The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

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As of June 30, 2017, the Underlying Index included 2103 issues. As of June 30, 2017, the credit ratings for the rated components in the Underlying Index ranged from NR to AAA, as determined by Chinese credit rating organizations, but the Underlying Index also contained unrated securities. The Underlying Index is rebalanced monthly. The Underlying Index is provided by Bloomberg (doing business as Bloomberg Barclays, the “Index Provider”). The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this prospectus, the Underlying Index was concentrated in Chinese government/Chinese government-related debt.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments. Investment risk may be more pronounced for investments in the PRC debt markets than for Chinese securities markets generally because the PRC debt markets are subject to greater government restrictions and control, including the risk of nationalization and expropriation of private assets, which could result in a total loss of an investment in the Fund. The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds included in the Underlying Index may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

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Specific Risks of Investing in the PRC Debt Markets

The CIBM Program was announced in February 2016 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. There is a significant risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund’s access to, the CIBM Program in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in RMB Bonds. Because the ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of RMB Bonds, any regulatory change to the operations, requirements, or structure of the CIBM Program—or the complete elimination of the CIBM Program—could limit the Fund’s exposure to Underlying Index components and have an adverse effect on the Fund.

A RQFII or QFII license may also be used to invest directly in RMB Bonds. The RQFII rules were adopted relatively recently and are novel. Chinese regulators may revise or discontinue the RQFII program at any time. Should the amount of RMB Bonds that the Fund is eligible to invest in via a RQFII or QFII license be or become inadequate to meet the Fund’s investment needs, such as if Krane is unable to obtain RQFII or QFII status, the Fund could be adversely affected.

If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to disruptions in the CIBM Program or Krane’s inability to obtain a RQFII or QFII license, the Fund could seek exposure to the component securities of the Underlying Index by investing in securities on the CNH market or securities issued in other jurisdictions. The Fund may also invest in other ETFs that provide comparable exposures. If necessary, the Fund may suspend the sale of shares in Creation Units until Krane determines that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares may trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, the Fund may change its investment objective and thus track another index. The Fund may incur significant losses due to limited investment capabilities, including based on changes to the CIBM Program, investment restrictions on RQFIIs or QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

Chinese Credit Rating Risks. The components of the Underlying Index, and therefore the securities held by the Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs and international credit rating agencies.

CIBM Program Risk. The CIBM Program permitting foreign investors to invest directly in RMB Bonds is relatively new, and its effect on the market for the types of securities in which the Fund will invest is relatively unknown. Further, any future regulations or restrictions, such as limitations on redemptions or suspension of the CIBM Program, would be expected to adversely impact the Fund. There is no guarantee that the People’s Bank of China will continue to support the CIBM Program in the future, and it may act to alter it or eliminate it altogether. Further, in order to participate in the CIBM Program, an onshore settlement agent, will be appointed for the Fund through whom trades in the CIBM Program will be conducted. The quality of the Fund’s trades and settlement will be dependent upon the settlement agent, who may not perform to expectations and, thereby, harm the Fund. The agent could also terminate its relationship with Krane and/or the Fund and thus eliminate the Fund’s access to the CIBM Program, which could limit the Fund’s ability to access Underlying Index components and adversely affect the Fund.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, RMB Bonds will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

RQFII and QFII License Risk. A RQFII or QFII license and quota may be acquired to invest directly in the types of RMB Bonds included in the Underlying Index. The RQFII rules were adopted relatively recently and are novel. Chinese regulators may revise or discontinue the RQFII program at any time. The Fund’s investments may be limited to the quota obtained by Krane in its capacity as a RQFII or QFII on behalf of the Fund. There is no guarantee that the CSRC will ultimately grant a RQFII or QFII license or quota, and the application process may take a significant amount of time. In addition, a reduction or elimination of the quota may have a material adverse effect on the ability of the Fund to achieve its investment objectives. Should the amount of RMB Bonds that the Fund is eligible to invest in be or become inadequate to meet its investment needs, such as if Krane is unable to obtain RQFII or QFII status, it may not be able to gain sufficient exposure to the Underlying Index and the Fund may need to rely exclusively on investments through the CIBM Program, change its investment objective and/or suspend purchases of Fund shares.

Tax Risk. Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties surround the implementation of this law, particularly with respect to trading of debt-related RMB Bonds by RQFIIs and QFIIs. In addition, there is uncertainty as to the application and implementation of China’s value added tax to the Fund’s activities. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund. In light of this uncertainty, the Fund reserves the right to establish a reserve for such taxes, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual Chinese tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

6

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. As of the date of this prospectus, the Underlying Index was concentrated in Chinese government/Chinese government-related debt.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

7

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). This risk is significant, given that the Fund invests in unsecured debt instruments. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

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Government and Quasi-Sovereign Debt Risk. Investments in government and quasi-sovereign RMB Bonds may involve special risks not present in corporate bonds. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities, such as due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of government or quasi-government debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. During periods of economic uncertainty, the market prices of government and quasi-sovereign RMB Bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of such government and quasi-sovereign bonds.

High Portfolio Turnover Risk. The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

High Yield and Unrated Securities Risk. Securities that are unrated or rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities because their issuers may be more likely to default. Junk bonds are inherently speculative. The prices of unrated and high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them may be less liquid than that for highly rated securities.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and PRC Investment Companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

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Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Subordinated Obligations Risk. Payments under some RMB Bonds may be structurally subordinated to other existing and future liabilities and obligations of the issuer. Claims of creditors of subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the RMB Bond. Certain RMB Bonds may not contain any restrictions on the ability to incur additional unsecured indebtedness.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

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Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The Fund has not yet commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has served as portfolio manager for the Fund since its inception.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares CSI China Internet ETF

Investment Objective

The KraneShares CSI China Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the CSI Overseas China Internet Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and/or Expense Reimbursement**	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%
*	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

**	Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$74	$250	$441	$993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of the Underlying Index, or in depositary receipts representing securities of the Underlying Index. The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), as determined by the index provider, China Securities Index Co., Ltd. (“Index Provider”). The Index Provider treats China-based companies as including companies that: (i) are incorporated in mainland China; (ii) have their headquarters in mainland China; or (iii) derive at least 50% of its revenue from goods produced or sold, or services performed, in mainland China. The Index Provider then removes securities that during the past year had a daily average trading value of less than $500,000 or a daily average market cap of less than $500 million. China Internet Companies include, but are not limited to, companies that develop and market Internet software and/or provide Internet services; manufacture home entertainment software and educational software for home use; provide retail or commercial services primarily through the Internet; and develop and market mobile Internet software and/or provide mobile Internet services. Constituents of the Underlying Index are ranked by market capitalization in U.S. Dollars and then weighted so that no constituent weighting exceeds 10%. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of China Internet Companies.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane Funds Advisors, LLC (“Krane”) believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, a sub-adviser and/or their affiliates.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

•	China A-Shares of companies incorporated in mainland China and traded on Chinese exchanges. China-A Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). A RQFII or QFII license may also be acquired to invest directly in China A-Shares.

•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China H-Shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

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•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index was comprised of approximately 33 securities of companies with a market capitalization range of $300 million to $300 billion and an average market capitalization of $9.3 billion. The Underlying Index is rebalanced semi-annually. The Underlying Index is provided by the Index Provider. The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the information technology companies sector (70.97%) and consumer discretionary sector (26.73%) represented a significant portion of the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

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A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

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Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

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Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Technology Sector Risk. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

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Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

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Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and foreign investment companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

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Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

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Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. In addition, prior to December 1, 2015, a sub-adviser was responsible for day-to-day portfolio management of the Fund’s assets. Updated performance information is available at no cost by visiting www.kraneshares.com.

Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2017, the Fund’s calendar year-to-date total return was 37.56%.

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Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	28.76%	12/31/2015
Lowest Return	-26.70%	9/30/2015

Average Annual Total Returns for the period ended December 31, 2016

KraneShares CSI China Internet ETF	1 year	Since Inception (7-31-2013)
Return Before Taxes	-8.45%	10.93%
Return After Taxes on Distributions	-8.89%	10.61%
Return After Taxes on Distributions and Sale of Fund Shares	-4.76%	8.42%
CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)	-8.74%	10.81%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	11.96%	10.90%

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since December 2015.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

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Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares E Fund China Commercial Paper ETF

Investment Objective

The KraneShares E Fund China Commercial Paper ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign fixed income securities index. The Fund’s current index is the CSI Diversified High Grade Commercial Paper Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees*	0.00%
Acquired Fund Fees and Expenses	0.02%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement**	0.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Pursuant to the terms of a Fee Waiver Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to reduce its management fee by 0.12% of the Fund’s average daily net assets until July 31, 2018. The Fee Waiver Agreement may only be terminated prior to July 31, 2018 by the Board upon sixty (60) days’ written notice to Krane. In addition, pursuant to an Expense Limitation Agreement, Krane has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$64	$301	$556	$1,287

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in kind creations or redemptions of the Fund’s shares.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index (“80% policy”). The Underlying Index seeks to track the performance of investment grade on-shore renminbi (“RMB”)-denominated (or “CNY”) commercial paper that is issued by sovereign, quasi-sovereign and corporate issuers in the People’s Republic of China’s (“China” or the “PRC”) and traded in the inter-bank bond market. For purposes of the Underlying Index, investment grade commercial paper is commercial paper that is issued by an issuer whose long-term bonds are rated AAA or equivalent by a Chinese credit rating agency; or commercial paper that is rated at least A-1 or equivalent by a Chinese credit rating agency and is issued by an issuer whose long-term bonds are rated at least AA+ or equivalent by a Chinese credit rating agency. All constituents in the Underlying Index are unsecured bonds. To qualify for inclusion in the Underlying Index, commercial paper issue must have at least RMB 600 million outstanding and a remaining term to final maturity of no more than one year (365 days) and no less than one month (31 days). Index constituents are capitalization-weighted based on current amounts outstanding.

E Fund Management (Hong Kong) Co., Limited (“E Fund”), the Fund’s sub-adviser, has received a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license from the China Securities Regulatory Commission (“CSRC”) and has received an initial quota to invest in PRC securities, such as onshore RMB-denominated commercial paper, by China’s State Administration of Foreign Exchange (“SAFE”) that enables E Fund to buy PRC securities for the Fund. E Fund may also obtain a license on behalf of the Fund as a Qualified Foreign Institutional Investor (“QFII”). The Fund may also invest in PRC securities through a People’s Bank of China program that permits foreign investors to invest in RMB Bonds traded on the onshore Chinese Interbank Bond Market (“CIBM Program”), without a RQFII or QFII license. The securities in which the Fund expects to invest will primarily be purchased and sold in over-the-counter (“OTC”) markets.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane and/or E Fund believes will help the Fund track the Underlying Index, including RMB-denominated securities principally traded in the off-shore RMB (or “CNH”) market, which is an over-the-counter (“OTC”) market located in countries outside of the PRC, such as Hong Kong and Singapore. The Fund may also invest in RMB Bonds traded on the Shanghai and Shenzhen Stock Exchanges. The Fund may also invest in debt securities issued in any currency denomination in other political jurisdictions, including Hong Kong and Singapore, unrated and high yield securities (or “junk bonds”), derivatives (including futures, swaps, forwards and options), and equity securities.

The Fund may invest up to 10% of its net assets in shares of investment companies, such as ETFs, unit investment trusts, closed-end investment companies and foreign investment companies (provided that it does not own more than 3% of any one company or invest more than 5% of its assets in any one company), including to gain exposure to component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in the securities. Foreign investment companies in which the Fund may invest include RMB-denominated short-term bond funds domiciled in the PRC (“PRC Investment Companies”). The Fund may also hold cash in a deposit account in China or invest in U.S. money market funds or other U.S. cash equivalents, provided that no more than 5% of the Fund’s net assets will be invested in any one foreign investment company or held in cash in a deposit account in China. The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, E Fund and/or their affiliates.

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Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

The Underlying Index is expected to reflect the commercial paper of approximately 750 issuers at each rebalance. The Underlying Index is reconstituted and rebalanced monthly. The Underlying Index is provided by the Chinese Securities Index Co., Ltd (“CSI” or “Index Provider”). The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the utilities sector (24.47%), energy sector (16.89%) and industrials sector (15.94%) represented significant portions of the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments. Investment risk may be more pronounced for investments in the PRC debt markets than for Chinese securities markets generally because the PRC debt markets are subject to greater government restrictions and control, including the risk of nationalization and expropriation of private assets, which could result in a total loss of an investment in the Fund. The RMB Bond market is volatile with a risk of trading suspensions in particular securities and government interventions. Trading in RMB Bonds included in the Underlying Index may be suspended without warning and for lengthy periods. Information on such trading suspensions, including as to their expected length, may be unavailable. Securities affected by trading suspensions may be or become illiquid.

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In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

Specific Risks of Investing in the PRC Debt Markets

The CIBM Program was announced in February 2016 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. There is a significant risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund’s access to, the CIBM Program in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in RMB Bonds. Because the ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of RMB Bonds, any regulatory change to the operations, requirements, or structure of the CIBM Program—or the complete elimination of the CIBM Program—could limit the Fund’s exposure to Underlying Index components and have an adverse effect on the Fund.

A RQFII or QFII license may also be used to invest directly in RMB Bonds. The RQFII rules were adopted relatively recently and are novel. Chinese regulators may revise or discontinue the RQFII program at any time. Should the amount of RMB Bonds that the Fund is eligible to invest in via a RQFII or QFII license be or become inadequate to meet the Fund’s investment needs, the Fund could be adversely affected.

If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index due to disruptions in the CIBM Program or is unable to invest in a sufficient number of RMB Bonds through a RQFII or QFII license, the Fund could seek exposure to the component securities of the Underlying Index by investing in securities on the CNH market or securities issued in other jurisdictions. The Fund may also invest in other ETFs that provide comparable exposures. If necessary, the Fund may suspend the sale of shares in Creation Units until Krane determines that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares may trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, the Fund may change its investment objective and thus track another index. The Fund may incur significant losses due to limited investment capabilities, including based on changes to the CIBM Program, investment restrictions on RQFIIs or QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades.

Chinese Credit Rating Risks. The components of the Underlying Index, and therefore the securities held by the Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs and international credit rating agencies.

CIBM Program Risk. The CIBM Program permitting foreign investors to invest directly in RMB Bonds is relatively new, and its effect on the market for the types of securities in which the Fund will invest is relatively unknown. Further, any future regulations or restrictions, such as limitations on redemptions or suspension of the CIBM Program, would be expected to adversely impact the Fund. There is no guarantee that the People’s Bank of China will continue to support the CIBM Program in the future, and it may act to alter it or eliminate it altogether. Further, in order to participate in the CIBM Program, an onshore settlement agent, will be appointed for the Fund through whom trades in the CIBM Program will be conducted. The quality of the Fund’s trades and settlement will be dependent upon the settlement agent, who may not perform to expectations and, thereby, harm the Fund. The agent could also terminate its relationship with Krane and/or the Fund and thus eliminate the Fund’s access to the CIBM Program, which could limit the Fund’s ability to access Underlying Index components and adversely affect the Fund.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Custody Risks. In accordance with Chinese regulations and the terms of an RQFII license, RMB Bonds are held in the joint names of the Fund and E Fund. While E Fund may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of E Fund may assert that the securities are owned by E Fund and that regulatory actions taken against E Fund may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

RQFII and QFII License Risk. A RQFII or QFII license and quota may be acquired to invest directly in the types of RMB Bonds included in the Underlying Index. The RQFII rules were adopted relatively recently and are novel. Chinese regulators may revise or discontinue the RQFII program at any time. The Fund’s investments may be limited to the quota obtained by Krane or E Fund in its capacity as a RQFII or QFII on behalf of the Fund. There is no guarantee that the CSRC will ultimately grant a RQFII or QFII license or quota, and the application process may take a significant amount of time. In addition, a reduction or elimination of the quota may have a material adverse effect on the ability of the Fund to achieve its investment objectives. Should the amount of RMB Bonds that the Fund is eligible to invest in be or become inadequate to meet its investment needs, such as if Krane is unable to obtain RQFII or QFII status, it may not be able to gain sufficient exposure to the Underlying Index and the Fund may need to rely exclusively on investments through the CIBM Program, change its investment objective and/or suspend purchases of Fund shares.

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Tax Risk. Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties surround the implementation of this law, particularly with respect to trading of debt-related RMB Bonds by RQFIIs and QFIIs. In addition, there is uncertainty as to the application and implementation of China’s value added tax to the Fund’s activities. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund. In light of this uncertainty, the Fund reserves the right to establish a reserve for such taxes, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual Chinese tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Energy Sector Risk. The energy sector is typically cyclical and highly dependent upon commodities and energy prices. Issuers in this sector are usually subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these issuers’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

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Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

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Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). This risk is significant, given that the Fund invests in unsecured debt instruments. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

High Yield and Unrated Securities Risk. Securities that are unrated or rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than highly rated securities. Junk bonds are inherently speculative. The prices of unrated and high yield securities are likely to be more volatile than those of highly rated securities, and the secondary market for them may be less liquid than that for highly rated securities.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and PRC Investment Companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

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Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Sovereign and Quasi Sovereign Debt Risk. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities, such as due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign or quasi-sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. During periods of economic uncertainty, the market prices of government and quasi-sovereign PRC securities, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of such government and quasi-sovereign bonds.

Subordinated Obligations Risk. Payments under some RMB Bonds may be structurally subordinated to other existing and future liabilities and obligations of the issuer. Claims of creditors of subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the RMB Bond. Certain RMB Bonds may not contain any restrictions on the ability to incur additional unsecured indebtedness.

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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.kraneshares.com.

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Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2017, the Fund’s calendar year-to-date total return was 4.13%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	1.57%	6/30/2015
Lowest Return	-3.77%	12/31/2016

Average Annual Total Returns for the period ended December 31, 2016

KraneShares E Fund China Commercial Paper ETF	1 year	Since Inception (12-2-2014)
Return Before Taxes	-4.84%	-3.27%
Return After Taxes on Distributions	-4.86%	-3.56%
Return After Taxes on Distributions and Sale of Fund Shares	-2.74%	-2.60%
CSI Diversified High Grade Commercial Paper Index (Reflects no deduction for fees, expenses or taxes)	-3.82%	-2.11%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	11.96%	6.17%

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Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management

Investment Adviser and Sub-Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

E Fund Management (Hong Kong) Co., Limited serves as the Sub-Adviser to the Fund.

Portfolio Managers

Ms. Xiaochen Wang and Messrs. Guangdong Qi and Ethan Chan, CFA serve as the Fund’s co-portfolio managers. Ms. Wang and Mr. Qi have served in those roles since the Fund’s inception in 2014 and Mr. Chan has served in that role since 2016.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares Emerging Markets Consumer Technology Index ETF

Investment Objective

The KraneShares Emerging Markets Consumer Technology Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the Solactive Emerging Market Consumer Technology Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.02%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement***	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Based on estimated amounts for the current fiscal year.

*** Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$81	$254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, it does not have portfolio turnover information to report.

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Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components and securities underlying depositary receipts in the Underlying Index. The Underlying Index is composed of the equity securities of the 50 companies with the largest market capitalization that are headquartered in emerging market countries and focuses on issuers engaged in the consumer sectors that meet the Underlying Index’s requirements. Issuers eligible for inclusion in the Underlying Index must be classified under the FactSet Revere Business Industry Classification system as engaged in one or more industries identified by the Underlying Index as being consumer technology oriented. The Underlying Index components will be weighted according to their market capitalization, except that the top six issuers included in the Underlying Index will not represent more than 10%, 9%, 8%, 7%, 6% and 4% of the Underlying Index, respectively, at the time of each Underlying Index rebalance.

The Underlying Index defines emerging market countries as including Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Mexico, Malaysia, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. Securities of Indian companies are only eligible for inclusion in the Underlying Index if listed American depositary receipts (“ADRs”) or global depositary receipts (“GDRs”) are available for them and meet the Underlying Index’s requirements. The Underlying Index excludes stocks whose primary listing exchange is the Shanghai or the Shenzhen Stock Exchange or that are primarily traded over the counter.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane Funds Advisors, LLC (“Krane”) believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

•	China A-Shares of companies incorporated in mainland China and traded on Chinese exchanges. China-A Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). A RQFII or QFII license may also be acquired to invest directly in China A-Shares.

•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China H-Shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

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Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index included 50 securities of companies with a market capitalization range of $800 million to $389 billion. The Underlying Index is rebalanced quarterly. The Underlying Index is provided by Solactive AG (the “Index Provider”). The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

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A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

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Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs and GDRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

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Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

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Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

South Korea Risk. The Fund is susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and foreign investment companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

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Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

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Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The Fund has not yet commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since the Fund’s inception.

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Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares FTSE Emerging Markets Plus ETF

Investment Objective

The KraneShares FTSE Emerging Markets Plus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees*	0.00%
Acquired Fund Fees and Expenses	0.13%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and/or Expense Reimbursement**	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Pursuant to the terms of a Fee Waiver Agreement, Krane Funds Advisors, LLC (“Krane”) has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. In addition, pursuant to an Expense Limitation Agreement, Krane has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust, which Agreement will remain in effect until July 31, 2018. The foregoing Agreements may only be terminated by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$75	$236	$410	$917

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in kind creations or redemptions of the Fund’s shares.

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Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities included in the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such securities and securities underlying depositary receipts in the Underlying Index. The Underlying Index is weighted based on a five-year forecast of emerging market countries’ gross domestic products (“GDPs”) and includes large and mid-cap issuers. As a result of the GDP weighting, the emerging markets with the largest forecast GDPs have the heaviest weightings in the Underlying Index. Within each market, the Underlying Index weights constituents by free float and foreign ownership-adjusted market capitalization and imposes liquidity screens for investability.

The Underlying Index’s China components include China A-Shares, which are equity securities issued by companies incorporated in mainland China and traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges, and China H-Shares, which are equity securities issued by companies incorporated in mainland China and are listed and traded on the Hong Kong Stock Exchange. The Fund expects principally to obtain exposure to the China A-Share components of the Underlying Index by investing through the Shanghai-Hong Kong Stock Connect program or Shenzhen-Hong Kong Stock Connect program (“Stock Connect Programs”), by investing indirectly in A-Shares through exchange-traded funds (“ETFs”) that invest in A-Shares (including the KraneShares Bosera MSCI China A Share ETF) and by investing in B-Shares of companies whose A-Shares are in the Underlying Index. A RQFII or QFII license may also be acquired to invest directly in China A-Shares. The Fund may also invest in swaps, futures contracts and other types of derivative instruments that have economic characteristics that are substantially identical to the economic characteristics of A-Shares, including swaps on the A-Shares portion of the Underlying Index.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The following other China-related securities also may be included in the Underlying Index and/or represent investments of the Fund:

•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

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•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index included 151 securities of companies with a market capitalization range of $136 million to $367 billion and an average market capitalization of $17 billion. The Underlying Index is rebalanced semi-annually. The Underlying Index is provided by FTSE International Limited (the “Index Provider”). The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the financials sector (28.58%) represented a significant portion of the Underlying Index and the largest markets represented in the Underlying Index were China (37.60%), India (17.80%), Indonesia (6.05%), Russia (5.04%) and Mexico (4.18%).

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

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In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

A-Shares Risk. The ability of the Fund to achieve its investment objective is dependent, in part, on the continuous availability of A-Shares. If such access is lost or becomes inadequate, it may have a material adverse effect on the ability of the Fund to achieve its investment objective. A-Shares are issued by companies incorporated in mainland China and that are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

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Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H Shares are foreign securities and, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

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Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Banking Sector Risk. Companies in the banking sector may be subject to extensive government regulation that affects the scope of their activities and the amount of capital they must maintain. The profitability of companies in the banking sector may be adversely affected by increases in interest rates. The profitability of companies in the banking sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the banking sector in certain countries is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Underlying Index.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

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Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

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Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

India Risk. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, the risk of nationalization or expropriation of assets, internal civil unrest and external hostilities may result in higher risk of loss. In addition, India is heavily dependent upon trading with key partners, and any reduction in this trading may have an adverse impact on the Fund's investments. The securities markets in India are comparatively underdeveloped and, with some exceptions, consist of a small number of listed companies with small market capitalization, greater price volatility and substantially less liquidity than companies in more developed markets. Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy and, in turn, the Fund.

Indonesia Risk. Indonesia is subject to a considerable degree of economic, political and social instability. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and its securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest and has recently experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions. In addition, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States.

Mexico Risk. Mexico has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency, leading also to a high degree of price volatility in both the Mexican equity and foreign currency markets. Mexican companies may also be adversely affected by high interest and unemployment rates, fluctuations in commodity prices, significant public health concerns, and associated declines in tourism.

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Russia Risk. Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors. The Russian economy is heavily dependent upon the export of a range of commodities; Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; and settlement, clearing and registration of securities transactions are subject to significant risks. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors, which may include the Fund. Additionally, the United States and the European Union (the “EU”) have imposed economic sanctions on Russia and may impose additional sanctions. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

Investment in Investment Companies Risk. The Fund expects to invest in other investment companies, including ETFs that are advised, sponsored or otherwise serviced by Krane. The Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the underlying funds’ expenses. Krane is subject to conflicts of interest in allocating Fund assets to investment companies that are advised, sponsored or otherwise serviced by Krane and/or its affiliates. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

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Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

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Performance Information

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by visiting www.kraneshares.com.

Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2017, the Fund’s calendar year-to-date total return was 13.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	6.54%	9/30/2016
Lowest Return	-3.92%	12/31/2016

Average Annual Total Returns for the period ended December 31, 2016

KraneShares FTSE Emerging Markets Plus ETF	1 year	Since Inception (2-12-2015)
Return Before Taxes	4.61%	-5.22%
Return After Taxes on Distributions	2.64%	-6.45%
Return After Taxes on Distributions and Sale of Fund Shares	3.47%	-4.22%
FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index (Reflects no deduction for fees, expenses or taxes)	5.28%	-3.27%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	11.96%	6.00%

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Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since December 2015.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares MSCI China Environment Index ETF

Investment Objective

The KraneShares MSCI China Environment Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI China IMI Environment 25/50 Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.02%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement***	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Based on estimated amounts for the current fiscal year.

*** Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$81	$254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, it does not have portfolio turnover to report.

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Principal Investment Strategies of the Fund

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components and securities underlying depositary receipts in the Underlying Index. The Underlying Index is a free float adjusted market capitalization weighted index designed to track the equity market performance of Chinese companies that derive at least a majority of their revenues from environmentally beneficial products and services, as determined by MSCI Inc., the provider of the Underlying Index. The Underlying Index is intended to provide exposure to Chinese issuers that focus on contributing to a more environmentally sustainable economy by making efficient use of scarce natural resources or by mitigating the impact of environmental degradation. The Underlying Index aims to include companies with exposure to one or more of the following five themes: (1) alternative energy; (2) sustainable water; (3) green building; (4) pollution prevention; and (5) energy efficiency.

The issuers included in the Underlying Index may include small-cap, mid-cap and large-cap companies. The Underlying Index is modified so that no issuer constitutes more than 25% of the Underlying Index and, with respect to at least 50% of the Underlying Index, no issuer constitutes more than 5% of the Underlying Index.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

•	China A-Shares of companies incorporated in mainland China and traded on Chinese exchanges. China-A Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). A RQFII or QFII license may also be acquired to invest directly in China A-Shares.

•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China H-Shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

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Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index included approximately 75 securities of companies with a market capitalization range of US $231 million to US $6.8 billion and an average market capitalization of US $1.3 billion. The Underlying Index is rebalanced quarterly. The Underlying Index is provided by MSCI Inc. (the “Index Provider”) and constituent selection will be based on data provided by MSCI ESG Research. The Index Provider is independent of the Fund and Krane Funds Advisors, LLC (“Krane”).

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the utilities sector (47.0%), industrial sector (28.0%), information technology sector (16%) and consumer discretionary sector (9%) represented significant portions of the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

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A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

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Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

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Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Environmental Issuers Risk. Investments in issuers engaged in environmentally beneficial services and products may be volatile, including due changes in economic conditions and government policy. Those companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in supply of and demand for clean energy products, and international political events may cause fluctuations in the performance of these issuers and the prices of their securities. Other countries, including the U.S., may take steps against Chinese companies engaged in environmentally beneficial services and products, such as through the imposition of tariffs and anti-dumping duties. Even companies that are deemed to be involved in environmentally beneficial services and products in China may not compare favorably with respect to their environmental practices and impact as issuers of other countries.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

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International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

High Portfolio Turnover Risk. The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and foreign investment companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

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Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

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Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares MSCI One Belt One Road Index ETF

Investment Objective

The KraneShares MSCI One Belt One Road Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the MSCI Global China Infrastructure Exposure Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses**	0.02%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and/or Expense Reimbursement***	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79%

* Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

** Based on estimated amounts for the current fiscal year.

*** Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$81	$254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations as of the date of this Prospectus, it does not have portfolio turnover information to report.

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Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components and securities underlying depositary receipts in the Underlying Index. The Underlying Index is designed to track the equity market performance of companies that are more likely to be potential beneficiaries of China’s “One Belt, One Road” initiative, which is a strategy and framework adopted by the Chinese government that will emphasize interconnectedness and cooperation between China and other Eurasian countries. The Underlying Index includes issuers whose revenues are more likely to benefit from China’s infrastructure development initiatives within the relevant industries, as determined by the provider of the Underlying Index, MSCI Inc. (“Index Provider”).

The Underlying Index is modified so that 45% of the weight of the Underlying Index is allocated to Chinese issuers and 55% to issuers of other countries as of each Underlying Index rebalance. Within these allocations, the issuers are weighted based on their free-float market capitalization, except that no country’s issuers (except for China) will represent more than 10% of the Underlying Index as of each Underlying Index rebalance. Although the Underlying Index may include the securities of small-cap, mid-cap and large-cap issuers, each issuer must meet a minimum market capitalization requirement to be included in the Underlying Index. The Underlying Index excludes issuers of certain countries based, in part, on their expected ability to benefit from China’s infrastructure development initiatives.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane Funds Advisors, LLC (“Krane”) believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

•	China A-Shares of companies incorporated in mainland China and traded on Chinese exchanges. China-A Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). A RQFII or QFII license may also be acquired to invest directly in China A-Shares.

•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China H-Shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

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Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index included 92 securities of companies with a total market capitalization of $949 billion, a capitalization range of $919 million to $57.9 billion and an average market capitalization of $10.3 billion. The Underlying Index is rebalanced semi-annually. The Underlying Index is provided by the Index Provider. The Index Provider is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the industrials sector (41.0%), utilities sector (18.0%) and materials sector (12%) represented significant portions of the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

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A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

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Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

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Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Materials Sector Risk. The materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

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Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

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Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

High Portfolio Turnover Risk. The Fund may incur high turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and foreign investment companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

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Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

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Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The Fund has not yet commenced operations, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance. Once available, the Fund’s current performance information will be available at www.kraneshares.com. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since the Fund’s inception.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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KraneShares Zacks New China ETF

Investment Objective

The KraneShares Zacks New China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific foreign equity securities index. The Fund’s current index is the Zacks New China Index (the “Underlying Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees*	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.84%
Fee Waiver and/or Expense Reimbursement**	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%

*	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

**	Pursuant to an Expense Limitation Agreement, Krane Funds Advisors, LLC (“Krane”), the Fund’s investment adviser, has contractually agreed to waive its advisory fee and/or reimburse Fund expenses in an amount equal to fees to be paid by the Fund to counsel to the independent Trustees of the Trust. This Agreement will remain in effect until July 31, 2018 and may only be terminated earlier by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver and/or Expense Reimbursement for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$74	$256	$454	$1,026

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2017, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. The Underlying Index takes a “smart-beta” approach to provide exposure to companies listed in Mainland China, Hong Kong and the United States whose primary business or businesses the index sponsor, Zacks Index Services (“Zacks”), has determined are important in the current Five-Year Plan (“Plan”) of the central Chinese government. Zacks’ smart-beta approach evaluates the sectors expected to benefit from the Plan and then ranks the stocks within each sector based on various investment factors, including price, cash flow, free cash flow, momentum and volatility. Based on the foregoing, 40 stocks will be included in the Underlying Index. As of each rebalance date, the top 10 largest capitalization stocks included in the Underlying Index typically will represent approximately 3.75% of the Underlying Index each, the middle 20 capitalization stocks will represent approximately 2.5% of the Underlying Index each, and the smallest 10 capitalization stocks will represent approximately 1.25% of the Underlying Index each. As of each rebalance date, no sector will represent more than 40% of the Underlying Index.

The Plan is a series of development initiatives that have been released by the Chinese government every five years since 1953. The Plan outlines the government’s goals for, among other things, social and economic growth and industrial planning in key sectors and regions. For example, the central Chinese government released the Thirteenth Five Year Plan (2016-2020) in March 2016. The Thirteenth Five Year Plan emphasizes improving the lives of Chinese citizens, health care, technology, the environment, more competitive markets, agriculture, the military and education.

The Underlying Index defines Chinese companies to include companies incorporated in China, companies with a majority of their business in China, companies headquartered in China, companies directly or indirectly controlled by an entity owned by a Chinese central, provincial or municipal government and companies listed for trading in Hong Kong with significant operations in China.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane Funds Advisors, LLC (“Krane”) believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures and options contracts), other investment companies (including ETFs) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, a sub-adviser and/or their affiliates.

The following China-related securities may be included in the Underlying Index and/or represent investments of the Fund:

•	China A-Shares of companies incorporated in mainland China and traded on Chinese exchanges. China-A Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it would expect to do so through the Shanghai-Hong Kong Stock Connect Program or Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). A RQFII or QFII license may also be acquired to invest directly in China A-Shares.

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•	China B-Shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

•	China H-Shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H-Shares”), where they are traded in Hong Kong dollars and may be traded by foreign investors.

•	China N-Shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

•	P-Chips of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

•	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

Although the Fund reserves the right to use a replication strategy, the Fund expects to use representative sampling to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

As of June 30, 2017, the Underlying Index included 40 securities of companies with a market capitalization range of $25 million to $367 billion and had an average market capitalization of $3.4 billion. The Underlying Index is rebalanced annually. The Underlying Index is provided by Zacks. Zacks is independent of the Fund and Krane.

The Fund may engage in securities lending.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of June 30, 2017, issuers in the utilities sector (27.18%), industrials sector (23.43%) and information technology sector (20.29%) each represented a significant portion of the Underlying Index.

Principal Risks

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the value of its shares, including:

China Risk. The Fund’s investments will have significant exposure to China, and therefore the Fund is susceptible to adverse market, political, regulatory, and geographic events affecting China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries. In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

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In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. Further, the Chinese economy is heavily dependent upon trading with key partners, such as the United States, Japan and countries in the European Union. Any reduction or threat of reduction in this trading may cause an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

A-Shares Risk. The ability of the Fund to achieve its investment objective is dependent, in part, on the continuous availability of A-Shares. If such access is lost or becomes inadequate, it may have a material adverse effect on the ability of the Fund to achieve its investment objective. A-Shares are issued by companies incorporated in mainland China and that are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a QFII or a RQFII and through the Shanghai-Hong Kong Stock Connect Program and Shenzhen-Hong Kong Stock Connect Program (“Stock Connect Programs”). Investments by other foreign investors in A-Shares are subject to various regulations and limits. The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The Fund may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or Krane may acquire a QFII or RQFII license to invest in A-Shares for the Fund. Investments in A-Shares are subject to various restrictions. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in the Fund’s share price and subject the Fund to a greater risk of trading halts.

Custody Risks. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as Krane acquires a QFII or RQFII license, A-Shares will be held in the joint names of the Fund and Krane. While Krane may not use such an account for any purpose other than for maintaining the Fund’s assets, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. There is a risk that creditors of Krane may assert that the securities are owned by Krane and that regulatory actions taken against Krane may affect the Fund. The risk is particularly acute in the case of cash deposited with a PRC sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

Tax Risk. Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If the Fund expects such WHT on trading in A-Shares to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Although the RMB is not presently freely convertible, rather it is subject to the approval of SAFE and other relevant authorities, repatriations by RQFIIs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future.

Currency Risk. The Fund’s NAV is determined on the basis of the U.S. dollar, therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder the Fund’s performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Hong Kong Risk. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A-Shares may fluctuate at times when the Fund is unable to add to or exit its positions. Because the Stock Connect Programs are new, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future.

B-Shares Risk. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

H-Shares Risk. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

N-Shares Risk. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

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P-Chip Companies Risk. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

Red Chip Companies Risk. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. While the Fund’s sector and industry exposure is expected to vary over time based on the composition of the Underlying Index, the Fund is currently subject to the principal risks described below.  The Fund may have significant exposure to other industries or sectors over time.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

Information Technology Sector Risk.  The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operating costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors.

Depositary Receipt Risk. The Fund may hold the securities of foreign companies in the form of depositary receipts, including ADRs. Investing in depositary receipts entails the risks associated with foreign investments. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading, which will affect the value of the depositary receipts. Like direct investments in foreign securities, investments in depositary receipts involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

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Derivatives Risk. The use of derivatives may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund. In addition, derivatives can be illiquid and imperfectly correlate with the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to perform under it. Because a swap is an obligation of the counterparty, the Fund may suffer losses potentially equal to, or greater than, the full value of the swap if the counterparty fails to perform its obligations under the swap. Counterparty risks are compounded by the fact that there are only a limited number of options available to invest in certain reference assets and, therefore, there may be few counterparties to swaps based on those reference assets. Investments in futures or swaps may expose the Fund to leverage, which may cause the Fund to be more volatile than if it had not been leveraged. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund.

Emerging Markets Risk. The Fund’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

Premium/Discount Risk. There may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines.

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Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

Geographic Focus Risk. The Fund’s investments will be focused in a particular country, countries, or region and therefore the Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

Investment in Investment Companies Risk. The Fund may invest up to 10% of its net assets in shares of other investment companies, including ETFs and foreign investment companies, provided that it does not own more than 3% of any investment company or invest more than 5% of its assets in any one investment company. These investments limitations do not apply to investments in U.S. money market funds. As a result of such investments, the Fund will indirectly be exposed to the risks of investments by such funds. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies’ expenses. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, including foreign investment companies, it will not enjoy the protections of the 1940 Act.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. Certain of the Fund’s investments may be or become difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

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Management Risk. Because the Fund may not fully replicate the Underlying Index and may hold less than the total number of securities in the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single portfolio holdings could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed, does not seek to “beat” the Underlying Index and does not take temporary defensive positions when markets decline. Therefore, the Fund may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index.

Securities Lending Risk. To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Small and Mid-Capitalization Company Risk. Investing in the securities of small and medium capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail to qualify as a regulated investment company for any taxable year, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

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Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. This may be due to, among other factors, the Fund holding cash under certain circumstances in lieu of Underlying Index securities, such as when the Fund is subject to delays converting U.S. dollars into a foreign currency to purchase foreign securities. The Fund may not be able to invest in certain components of the Underlying Index due to legal restrictions imposed by foreign governments or other regulatory reasons. In addition, securities included in the Underlying Index may be suspended from trading. To the extent that the Fund employs a representative sampling strategy or calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Changes in currency exchange rates or delays in converting currencies may also cause tracking error.

Valuation Risk. Independent market quotations for the non-U.S. securities held by the Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Performance Information

The following bar chart and table illustrate the variability of the Fund’s returns and indicate the risks of investing in the Fund by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. In addition, prior to December 1, 2015, a sub-adviser was responsible for day-to-day portfolio management of the Fund’s assets. Updated performance information is available at no cost by visiting www.kraneshares.com.

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Total Annual Returns For Calendar Year Ended December 31

As of June 30, 2017, the Fund’s calendar year-to-date total return was 29.70%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter Ended/Year
Highest Return	16.53%	12/31/2015
Lowest Return	-22.26%	9/30/2015

Average Annual Total Returns for the period ended December 31, 2016

KraneShares Zacks New China ETF (previously known as the KraneShares CSI New China ETF)	1 year	Since Inception (7-22-2013)
Return Before Taxes	1.99%	8.46%
Return After Taxes on Distributions	1.18%	7.39%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	6.50%
Hybrid CSI Overseas China Five-Year Plan Index/Zacks New China Index* (Reflects no deduction for fees, expenses or taxes)	2.92%	9.35%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	11.96%	10.72%

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* Prior to June 1, 2016, the Fund was known as the KraneShares CSI New China ETF and sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index. The Hybrid CSI Overseas China Five-Year Plan Index/Zacks New China Index consists of the CSI Overseas China Five-Year Plan Index from inception of the Fund through May 31, 2016 and the Zacks New China Index thereafter.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.

Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) serves as the investment adviser to the Fund.

Portfolio Manager

Mark Schlarbaum, Managing Partner of the Adviser, has had primary responsibility for trading the Fund’s portfolio securities since December 2015.

Purchase and Sale of Fund Shares

Shares may be purchased and redeemed from the Fund only in “Creation Units” of 50,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Fund on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Fund through a broker-dealer.

Tax Information

The Fund’s distributions are generally taxable as ordinary income, qualified dividend income or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account, which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Additional Information About the Funds

Each of the policies described in this Prospectus, including each Fund’s investment objective and 80% policy, is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days prior written notice to shareholders. Certain fundamental policies of the Funds are set forth in the SAI.

“Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index. Such securities are expected to have, in the aggregate, characteristics similar to those of the Underlying Index. A Fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Holding all of the securities in approximately the same weights as they appear in the Underlying Index would be considered a replication strategy. In all cases, a Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index. There also may be instances in which a Fund is underweight or overweight a security in the Underlying Index.

The Funds seek to have a tracking error relative to the performance of their respective Underlying Indexes of less than five percent on an annualized basis.

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

Underlying Index. Constituents of the Underlying Index are market capitalization-weighted based on their current amount outstanding. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month contribute to monthly index returns but are not reinvested at a short-term reinvestment rate between rebalance dates. At each rebalancing, cash is effectively reinvested as part of the Underlying Index’s rebalancing. Issuers that meet the qualifying criteria of the Underlying Index are included for the following month. Issuers that no longer meet the Underlying Index’s criteria during the course of the month remain in the Underlying Index until the next rebalancing, at which point they are removed from the Underlying Index. The Underlying Index launched in March 2004. The Underlying Index is constructed and maintained using a rules-based methodology. As of June 30, 2017, the issues included in the Underlying Index had approximately 2103 constituents. The foregoing information is subject to change.

Bloomberg Barclays is independent of the Fund and the Adviser. Bloomberg Barclays determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.bloomberg.com.

KraneShares CSI China Internet ETF

Underlying Index. The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies in the Internet and Internet-related sectors. The Underlying Index is comprised of companies whose primary business or businesses involve internet software and services, internet retail services, internet commercial services, internet home entertainment software and mobile internet. Securities included in the Underlying Index will generally be common stock issued by eligible companies. To be eligible for inclusion in the Underlying Index, securities must be tradeable to foreign investors without restrictions, such as H-Shares, Red Chips, and P-Chips. Securities may also be listed on U.S. exchanges and other foreign exchanges, subject to the Underlying Index’s selection criteria. Eligible securities are screened according to liquidity and listing requirements. Component securities are market capitalization weighted and individual component weightings are capped on a semi-annual basis according to the Underlying Index methodology, with no individual component exceeding 10%. As of June 30, 2017, the Underlying Index was comprised of approximately 33 securities of companies with a market capitalization range of $300 million to $300 billion and an average market capitalization of $9.3 billion. The foregoing information is subject to change.

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The Underlying Index was created and is maintained by CSI. CSI is independent of the Fund and the Adviser. CSI determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.csindex.com.cn.

KraneShares E Fund China Commercial Paper ETF

Underlying Index. Constituents of the Underlying Index are capitalization-weighted based on their current amount outstanding. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the Underlying Index’s rebalancing. Cash may earn interest but does not earn any reinvestment income while it is held in the Underlying Index. The Underlying Index is rebalanced monthly. Issuers that meet the qualifying criteria of the Underlying Index are included for the following month. Issuers that no longer meet the Underlying Index’s criteria during the course of the month remain in the Underlying Index until the next rebalancing, at which point they are removed from the Underlying Index. Cash flows from payments by issuers that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the Underlying Index’s rebalancing.

The Underlying Index was created for use by the Fund and launched in November 2014. The base value (the initial value assigned to the Underlying Index) of the Underlying Index was $100 as of December 31, 2007. The Underlying Index is constructed and maintained using a rules-based methodology. As of June 30, 2017, the issues included in Underlying Index had an aggregate amount outstanding of approximately on-shore renminbi (“RMB”) 961.1 billion and approximately 750 constituents. The foregoing information is subject to change.

CSI is independent of the Fund and the Adviser. CSI determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.csindex.com.cn.

KraneShares Emerging Markets Consumer Technology Index ETF

Underlying Index.

The Underlying Index is composed of the equity securities of the 50 companies with the largest market capitalization that are headquartered in emerging market countries and focuses on issuers engaged in the consumer sectors that meet the Underlying Index’s requirements. The Underlying Index defines emerging market countries as including Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Mexico, Malaysia, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. Securities of Indian companies are only eligible for inclusion in the Underlying Index if listed American depositary receipts (“ADRs”) or global depositary receipts (“GDRs”) are available for them and meet the Underlying Index’s requirements. The Underlying Index excludes stocks whose primary listing exchange is the Shanghai or the Shenzhen Stock Exchange or that are primarily traded over the counter.

Issuers eligible for inclusion in the Underlying Index must be classified under the FactSet Revere Business Industry Classification system as engaged in one or more industries identified by the Underlying Index as being consumer technology oriented. Such industries currently include the following: Administrative Software and Services, Business Intelligence Software, Colocation and Data Center Services, Communications Infrastructure Software, Consumer Content Providers, Customer Premises Network Security Equipment, Customer Relationship Management Software, Educational Software, Electronic Components Distributors, Electronic Transaction Processing/Clearinghouses Enterprise Resource Planning Software, Gaming Industries, General Carrier Edge and Access Equipment, General Communications Equipment, Handheld and Smart Phone Software, Handheld/Smart Phone Games Software, Information and News Content Providers and Sites, Internet Retail, Internet Software/Services, Internet Support Services, Mixed International Telecommunications Services, Multi-Type Home and Office Software, Network Infrastructure Software, Online Game Websites and Software, Other Defense Manufacturing, Other Enterprise Management Software, Video Entertainment and Programming Providers, and Web-Related Content Providers.

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The Underlying Index components will be weighted according to their market capitalization, except that the top six issuers included in the Underlying Index will not represent more than 10%, 9%, 8%, 7%, 6% and 4% of the Underlying Index, respectively, at the time of each Underlying Index rebalance. To be included in the Underlying Index, a stock must have had a minimum average daily trade value of $1 million for the three months prior to each rebalance and a minimum market capitalization of $1 billion as of each rebalance. The Underlying Index launched on March 1, 2012 with a base date of March 1, 2012, and a base value of 100. The Underlying Index is rebalanced quarterly. As of June 30, 2017, the Underlying Index was comprised of 50 securities of companies with a market capitalization range of $800 million to $389 billion. The foregoing information is subject to change.

Solactive, the Index Provider, is independent of the Fund and the Adviser. Solactive determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index and Index Provider is available on the Index Provider’s website, www.solactive.com.

KraneShares FTSE Emerging Markets Plus ETF

Underlying Index. The Underlying Index is a gross domestic product (“GDP”) capitalization weighted index. The Underlying Index was created to prepare investors for the inclusion of A-Shares in FTSE’s standard indexes. The Underlying Index is intended to serve as an indicator of what current market performance would look like if the China A-Shares were promoted to “Emerging Market” status in the FTSE Country Classification system. Its universe is the FTSE Emerging Index, FTSE China A Index and FTSE China Overseas Index. Because the Underlying Index is GDP weighted, those markets with the largest GDPs will have the largest representations in the Underlying Index. GDP weighting is calculated based on five year GDP forecasts at Purchasing Power Parity published by the International Monetary Fund (IMF).

The Underlying Index includes only mid- and large-capitalization securities of issuers in emerging markets. Large- and mid-cap securities are defined as those issued by companies that are in the top 86% of companies included in the index universe based on market capitalization. As of June 30, 2017, issuers in the financials sector (28.58%) represented a significant portion of the Underlying Index, and the largest markets represented in the Underlying Index were China (37.60%), India (17.80%), Indonesia (6.05%), Russia (5.04%) and Mexico (4.18%).

The Underlying Index launched on June 5, 2014 with a base date of December 30, 2005, and a base value of 1,000. As of June 30, 2017, the Underlying Index included 151 securities of companies with a market capitalization range of $136 million to $367 billion and an average market capitalization of $17 billion. The foregoing information is subject to change.

Additional information about the Underlying Index is available on the Index Provider’s website, www.ftserussell.com.

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KraneShares MSCI China Environment Index ETF

Underlying Index. The Underlying Index is a modified, free float adjusted market capitalization weighted index designed to track the equity market performance of Chinese companies that derive at least a majority of their revenues from environmentally beneficial products and services, as determined by MSCI Inc., the Index Provider. The eligible universe for the Underlying Index starts with all of the securities of Chinese issuers included in the MSCI ACWI IMI Investable Market Index and is then screened to: (1) remove issuers that faced severe ESG controversies in the three years prior to the rebalance or are involved in a controversial weapons business; and (2) include only issuers that derive 50% or more of their revenue from the following:

•	Alternative Energy – Products, services, or infrastructure projects supporting the development or delivery of renewable energy and alternative fuels.

•	Energy Efficiency – Products, services, infrastructure, or technologies that proactively address the growing global demand for energy while minimizing effects on the environment.

•	Sustainable Water – Products, services, and projects that attempt to resolve water scarcity and water quality issues, including minimizing and monitoring current water use and demand increases, improving the quality of water supply, and improving the availability and reliability of water.

•	Green Building – Building material suppliers; home builders; or property managers that directly support and have a confirmed commitment to achieving sustainable building standards (e.g. LEED, Energy Star Homes, or other recognized standards of sustainable building) for all new construction.

•	Pollution Prevention – Products services, or projects focused on pollution prevention; waste minimization or recycling, as a means of alleviating the burden of unsustainable waste generation.

The Underlying Index will not remove certain securities that no longer qualify for initial inclusion in certain scenarios to reduce the Underlying Index’s turnover. The Underlying Index is modified so that no issuer constitutes more than 25% of the Underlying Index and, with respect to at least 50% of the Underlying Index, no issuer constitutes more than 5% of the Underlying Index.

Free-float market capitalization is calculated by multiplying a security’s price by the number of shares available in the market, rather than the total number of shares outstanding. The Underlying Index was launched on July 21, 2017 with a base date of May 29, 2015, and a base value of 1000. As of June 30, 2017, the Underlying Index included approximately 75 securities of companies with a market capitalization range of US$231 million to US$6.8 billion and an average market capitalization of US$1.3 billion. As of June 30, 2017, issuers in the utilities sector (47.0%), industrial sector (28.0%), information technology sector (16%) and consumer discretionary sector (9%) represented significant portions of the Underlying Index. The foregoing information is subject to change.

MSCI Inc., the Index Provider, is independent of the Fund and the Adviser. MSCI Inc. determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.msci.com.

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KraneShares MSCI One Belt One Road Index ETF

Underlying Index. The Underlying Index is designed to track the equity market performance of companies that are likely to be potential beneficiaries of China’s “One Belt, One Road” initiative, which is a strategy and framework adopted by the Chinese government that will emphasize interconnectedness and cooperation between China and other Eurasian countries. The Underlying Index includes issuers whose revenues are more more likely to benefit from China’s infrastructure development initiatives within the relevant industries, as determined by the provider of the Underlying Index, MSCI Inc. (“Index Provider”). To be eligible for inclusion: (1) Chinese issuers must be classified by GICS as falling into one or more of the following industries: Oil & Gas Equipment & Services, Integrated Oil & Gas, Oil & Gas Exploration & Production, Construction Materials, Diversified Metals & Mining, Building Products, Construction & Engineering, Electrical Components & Equipment, Heavy Electrical Equipment, Construction Machinery & Heavy Trucks, Industrial Machinery, Marine, Railroads, Highways & Railtracks, Marine Ports & Services, Regional Banks, Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders or Renewable Electricity; and (2) non-Chinese issuers must be classified by GICS as falling into one or more of the following sectors: Energy, Materials, Industrials, Financials and Utilities. Issuers eligible for inclusion in the Underlying Index include those from Bahrain, Bangladesh, Benin, Burkina Faso, China, Croatia, the Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Malaysia, Mali, Mauritius, Morocco, New Zealand, Niger, Nigeria, Oman, Pakistan, the Philippines, Poland, Qatar, Romania, Russia, Senegal, Serbia, Singapore, Slovenia, South Africa, Sri Lanka, Thailand, Togo, Tunisia, Turkey, the United Arab Emirates and Vietnam.

The Underlying Index allocates 45% of the weight of the Underlying Index to Chinese issuers and 55% to issuers of other countries as of each Underlying Index rebalance. Within these allocations, the issuers are weighted based on their free-float market capitalization, except that no country’s issuers (except for China) will represent more than 10% of the Underlying Index as of each semi-annual rebalance date. Although the Underlying Index may include the securities of small-cap, mid-cap and large-cap issuers, Chinese issuers and the issuers of developed market countries must have a minimum $1 billion free float adjusted market capitalization to be eligible for inclusion in the Underlying Index and other issuers must have a minimum $500 million free float adjusted market capitalization to be eligible for inclusion in the Underlying Index.

With respect to Chinese issuers that offer both China A-Shares and China H-Shares, only China H-Shares will be included in the Underlying Index. The Underlying Index will not remove certain securities that no longer qualify for initial inclusion in certain scenarios to reduce the Underlying Index’s turnover.

As of June 30, 2017, the Underlying Index included 92 securities of companies with a total market capitalization of $949 billion, a capitalization range of $919 million to $57.9 billion and an average market capitalization of $10.3 billion. As of June 30, 2017, issuers in the industrials sector (41.0%), utilities sector (18.0%) and materials sector (12.0%) represented significant portions of the Underlying Index. The foregoing information is subject to change.

MSCI Inc., the Index Provider, is independent of the Fund and the Adviser. MSCI Inc. determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.msci.com.

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KraneShares Zacks New China ETF

Underlying Index. The Underlying Index takes a smart-beta approach to provide focused exposure to companies listed in Mainland China, Hong Kong and the United States whose primary business or businesses the index sponsor, Zacks Index Services (“Zacks”), has determined are important in the current Five-Year Plan (“Plan”) of the central Chinese government. The Plan is a series of development initiatives that have been released by the Chinese government every five years since 1953. The Plan outlines the government’s goals for, among other things, social and economic growth and industrial planning in key sectors and regions. The Twelfth Five Year Plan (2011-2015) focused on several areas including, increasing domestic consumption, modernizing agriculture through mechanization and improvement of agricultural service businesses, encouraging stable urbanization, promoting energy saving and environmental protection and encouraging domestic technological innovation. The Thirteenth Five Year Plan (2016-2020) emphasizes improving the lives of Chinese citizens, health care, technology, the environment, more competitive markets, agriculture, the military and education.

Zacks’ smart-beta approach evaluates the sectors it expected to benefit from the Plan and then ranks the stocks within each sector based on various investment factors, including price, cash flow, free cash flow, momentum and volatility. Momentum will be measured based on total returns over the three months prior to the rebalancing of the Underlying Index and volatility will be measured by analyzing the standard deviation of total returns for each month during the six months prior to the rebalancing of the Underlying Index. Based on the foregoing analyses, 40 stocks will be included in the Underlying Index. As of each rebalance date, the top 10 largest capitalization stocks included in the Underlying Index typically will represent approximately 3.75% of the Underlying Index each, the middle 20 capitalization stocks will represent approximately 2.5% of the Underlying Index each, and the smallest 10 capitalization stocks will represent approximately 1.25% of the Underlying Index each. In addition, as of the rebalance date, no sector will represent more than 40% of the Underlying Index. The Underlying Index will be rebalanced annually.

The Underlying Index defines Chinese companies to include companies incorporated in China, companies with a majority of their business in China, companies headquartered in China, companies directly or indirectly controlled by an entity owned by a Chinese central, provincial or municipal government and companies listed for trading in Hong Kong with significant operations in China. As of June 30, 2017, the Underlying Index included 40 securities of companies with a market capitalization range of $25 million to $367 billion and had an average market capitalization of $3.4 billion. The Underlying Index was originally established in May 2016.

The Underlying Index was created and is maintained by Zacks. Zacks is independent of the Fund and the Adviser. Zacks determines the components and the relative weightings of the component securities in the Underlying Index.

Principal Risks of Investing in a Fund

The following section provides additional information regarding certain of the principal risks of investing in a Fund. An investment in a Fund involves a risk of a total loss. There is no guarantee that a Fund will meet its investment objective.

	KraneShares Bloomberg Barclays China Aggregate Bond Index ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI China Environment Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Zacks New China ETF
Risks
Principal Risks
Asia-Pacific Risk	X	X	X	X	X	X	X	X
Banking Sector Risk					X

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	KraneShares Bloomberg Barclays China Aggregate Bond Index ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI China Environment Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Zacks New China ETF
Cash and Cash Equivalents Risk	X	X	X	X	X	X	X	X
China Risk - General	X	X	X	X	X	X	X	X
China - Onshore Investing Risks	X	X	X	X	X	X	X	X
China - Equity Investing Risks	X	X	X	X	X	X	X	X
China - Fixed Income Investing Risks	X		X
Concentration Risk	X	X	X	X	X	X	X	X
Consumer Discretionary Sector Risk		X		X		X
Currency Risk	X	X	X	X	X	X	X	X
Depositary Receipts Risk		X		X	X	X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X
Emerging Markets Risk	X	X	X	X	X	X	X	X
Energy Sector Risk			X
Environmental Issuer Risk						X
Equity Securities Risk	X	X	X	X	X	X	X	X
ETF Cash Transactions Risk	X		X	X	X	X	X	X
ETF Risk	X	X	X	X	X	X	X	X
Fixed Income Securities Risk	X		X
Foreign Securities Risk	X	X	X	X	X	X	X	X
Geographic Focus Risk	X	X	X	X	X	X	X	X
High Portfolio Turnover Risk	X			X		X	X
High Yield and Unrated Securities Risk	X		X
Hong Kong Risk	X	X	X	X	X	X	X	X
India Risk					X
Indonesia Risk					X
Industrials Sector Risk			X			X	X	X
Information Technology Sector Risk				X		X		X

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	KraneShares Bloomberg Barclays China Aggregate Bond Index ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI China Environment Index ETF	KraneShares MSCI One Belt One Road Index ETF	KraneShares Zacks New China ETF
Investment in Investment Companies Risk	X	X	X	X	X	X	X	X
Large Capitalization Company Risk		X		X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X
Management Risk	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X	X
Materials Sector Risk							X
Mexico Risk					X
Non-Diversified Fund Risk	X	X	X	X		X	X	X
Passive Investment Risk	X	X	X	X	X	X	X	X
Russia Risk					X
Sanctions Risk	X	X	X	X	X	X	X	X
Securities Lending Risk	X	X	X	X	X	X	X	X
Small- and Mid-Capitalization Company Risk		X		X	X	X	X	X
South America Risk				X	X
South Korea Risk				X	X
Sovereign and Quasi-Sovereign Debt Risk	X		X
Subordinated Obligations Risk	X		X
Tax Risk	X	X	X	X	X	X	X	X
Technology Company Risk		X
Tracking Error Risk	X	X	X	X	X	X	X	X
Utilities Sector Risk			X			X	X
Valuation Risk	X	X	X	X	X	X	X	X

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia-Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

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Banking Sector Risk. The banking sector includes companies involved in such activities as commercial and consumer finance, investment banking, brokerage, asset management, custody and insurance. Companies in the banking sector may be subject to extensive government regulation that affects the scope of their activities and the amount of capital they must maintain. The profitability of companies in the banking sector may be adversely affected by increases in interest rates. The profitability of companies in the banking sector may be adversely affected by loan losses, which usually increase in economic downturns. In addition, the banking sector in certain countries is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework, which may have an impact on the issuers included in the Underlying Index. Furthermore, increased government involvement in the banking sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

China Risk – General. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. For example, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

During the last 30 years, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests.

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In certain cases where China has begun a process of privatization of certain entities and industries, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards, or in some cases, due to re-nationalization of such privatized entities. There is no assurance that such losses will not recur.

Export growth continues to be a major driver of China's rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. The Chinese economy is particularly dependent upon trading with key partners, such as the United States, Japan, South Korea and countries in the European Union. Any reduction or threat of reduction in this trading may have an adverse impact on the Chinese economy and, thus, the value of the Fund’s investments in China.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make certain Chinese securities illiquid.

Inflation Risk. Economic growth in China has historically been accompanied by periods of inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If inflation were to increase, the performance of the Chinese economy and the Fund’s investments could be negatively impacted.

Nationalization and Expropriation Risk. Expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. There can be no assurance that the Chinese government will not nationalize or expropriate assets in its territory or over which it otherwise has control. An investment in the Fund involves a risk of a total loss.

Moreover, the Chinese government limits foreign investment in the securities of certain Chinese issuers entirely. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of the Underlying Index. This may increase the risk of tracking error and the Fund may not be able to achieve its investment objective.

Currency Risk. The government of China has historically maintained strict currency controls in order to achieve economic, trade and political objectives and regularly intervened in the currency market. In this regard, the Chinese government has placed strict regulation on the yuan and Hong Kong dollar and manages the yuan and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar.

Since 2005, the exchange rate of the RMB is no longer strictly pegged to the U.S. dollar. The RMB has now moved to a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB against other major currencies in the inter-bank foreign exchange market is allowed to float within a narrow band around the central parity published by the People’s Bank of China. As the exchange rates may be based on market forces, the exchange rates for RMB against other currencies, including the U.S. dollar, are susceptible to movements based on external factors. Of course, there can be no guarantee that this will continue, or that the yuan or the Hong Kong dollar will move in relation to the U.S. dollar as expected. There can be no assurance that the RMB will not be subject to devaluation. Any devaluation of the RMB could adversely affect the value of the Fund’s investments.

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Available Disclosure About Chinese Issuers Risk. Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Chinese issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. Generally Accepted Accounting Principles.

Chinese Corporate and Securities Law Risk. The Fund’s rights with respect to its investments in China, if any, generally will not be governed by U.S. law, but rather by Chinese law. China operates under a civil law system. It is based on statutes enacted by various state bodies with authority over economic matters such as foreign investment, company organization and governance, taxation and trade. These laws are relatively recent with published court opinions based on them being limited. Further, court precedent is not binding. Thus, there is uncertainty regarding the implementation of existing law. In addition, laws pertaining to bankruptcy proceedings are generally less developed and may be different than such laws in the United States and lead to unpredictable results.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and stockholders’ rights often differ from those that may apply in the United States and other countries. In particular, Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Fund, with protection in all situations where protection would be provided by comparable law in the United States. It may therefore be difficult for the Fund to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Fund to obtain a judgment in court. Moreover, as Chinese corporate and securities laws continue to develop, these developments may adversely affect foreign investors, such as the Fund.

Chinese Securities Markets Risk. China’s securities markets, including the debt markets, have a limited operating history and are not as developed as those in the United States. These markets, historically, have had greater volatility than markets in the United States and some other countries, and experienced inefficiency and pricing anomalies. There is relatively less regulation and monitoring of Chinese securities markets and of the activities of investors, brokers and other participants than in the United States, including with respect to insider trading, tender offers, stockholder proxies and disclosure of information. Stock markets in China are in the process of change and further development. This may lead to additional volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations.

Political and Economic Risk. The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The majority of productive assets in China are still owned by the PRC government at various levels. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and the Fund’s investments.

For more than 30 years, the PRC government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of the PRC. These reforms have resulted in significant economic growth and social progress, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has also been accompanied by periods of inflation. The PRC government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

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Although reforms over the last 30 years have generally been regarded as successful, there can be no assurance that the PRC government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful or will not otherwise have a negative effect on the Fund. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in the PRC. Further, the PRC government may from time to time adopt corrective measures to control the growth of the PRC economy which may also have an adverse impact on the capital growth and performance of the Fund.

Political changes, social instability and adverse diplomatic developments in the PRC could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by Chinese issuers. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

China Risk – Onshore Investing Risks. Because the Fund may invest in the local China markets directly, it will be subject to the following special risks.

Capital Controls Risk. RMB can be categorized into “CNY” (onshore RMB) and “CNH” (offshore RMB), traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. Although there has been a growing amount of RMB held offshore, CNH cannot be freely remitted into the PRC and is subject to certain restrictions, and vice versa. The Fund may be adversely affected by the exchange rates between CNY and CNH.

CNY is currently not a freely convertible currency as it is subject to foreign exchange control, fiscal policies and repatriation restrictions imposed by the Chinese government. The PRC government imposes restrictions on the remittance of RMB out of and into China. In the event a remittance by the Fund is disrupted, the Fund could be adversely affected and, among other matters, will not be able to invest the money and this may increase the tracking error of the Fund. In addition, any delay in repatriation of RMB out of China may result in delay in payment of redemption proceeds to redeeming investors. The Chinese government’s policies on exchange control and repatriation restrictions are subject to change, and such control of currency conversions and movements in the RMB exchange rates may adversely affect the operations and financial results of PRC companies and the Fund. If such control policies change in the future, the Fund may be adversely affected.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by Chinese government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

The Chinese government also heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. Under SAFE regulations, Chinese corporations may only purchase foreign currencies through government approved banks. In general, Chinese companies must receive approval from or register with the Chinese government before investing in certain capital account items, including direct investments and loans, and must thereafter maintain separate foreign exchange accounts for the capital items. Foreign investors may only exchange foreign currencies at specially authorized banks after complying with documentation requirements. These restrictions may adversely affect the Fund and its investments. The PRC government may impose additional or other currency capital controls that could significant harm the Fund. The international community has requested that China ease its restrictions on currency exchange, but it is unclear whether the Chinese government will change its policy.

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Custody Risk. The Fund is required by Chinese regulation to have a local custodian in China (“PRC Custodian”) for its investments in domestic Chinese securities, including A-Shares and mainland Chinese debt. The PRC Custodian maintains the Fund’s investments in China to ensure their compliance with the rules and regulations of the CSRC and the People’s Bank of China. Such investments, when purchased by Krane or the Fund’s sub-adviser in its capacity as the Fund’s RQFII or QFII, as applicable, will normally be received in a securities account maintained by the PRC Custodian in the joint names of the Fund and Krane or the sub-adviser, as applicable. The PRC Custodian fees are paid by the Fund. The account may not be used for any other purpose than for maintaining the Fund’s assets. However, given that the securities trading account will be maintained in the joint names of Krane or the sub-adviser, as applicable, and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of Krane or the sub-adviser, as applicable, may assert that the securities are owned by Krane or the sub-adviser, as applicable, and not the Fund, and that a court would uphold such an assertion, in which case such creditors could seize assets. Because the Fund’s PRC securities quota may be in the name of both Krane or the sub-adviser, as applicable, and the Fund, there is also a risk that regulatory actions taken against Krane or the sub-adviser, as applicable, by PRC government authorities may affect the Fund. This is particularly acute in the case of cash deposited with the PRC Custodian because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to the Fund as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, the Fund may face difficulties and/or encounter delays in recovering its cash.

RQFII and QFII Risk. A RQFII or QFII license and quota may be acquired to invest directly in securities. To qualify for a QFII license, an applicant must meet strict requirements on asset management experience, assets under management, and firm capital. To qualify for an RQFII license, the applicant must have an active asset management license in Hong Kong or be an affiliate of a qualified entity in Hong Kong. The Fund’s investments may be limited to the quota obtained by Krane or a Fund’s sub-adviser, as applicable, in its capacity as a RQFII or QFII on behalf of the Fund. A reduction in or elimination of the quota may have a material adverse effect on the ability of the Fund to achieve its investment objective.

The RQFII rules were adopted relatively recently and are novel. The RQFII program is substantially similar to the QFII program, but provides for greater flexibility in repatriating assets, as discussed below. Chinese regulators may revise or discontinue the RQFII program at any time. There is no guarantee that the CSRC will ultimately grant or enlarge the quota allowed to a RQFII or QFII licenseee, and the application process may take a significant amount of time. Should the amount of securities that the Fund is eligible to invest in be or become inadequate to meet its investment needs, it may not be able to gain sufficient exposure to the Underlying Index and the Fund may need to rely exclusively on investments through other channels, such as Stock Connect Programs (for equities) and the CIBM Program (for fixed income securities). If this occurs, the Fund could be adversely affected as its shares may no longer be available for investment, may trade at a premium to NAV.

Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. If a QFII license is obtained and used, all repatriations of gains and income would require the approval of SAFE. These limitations may also prevent the Fund from making certain distributions to shareholders. Further, no single underlying foreign investor investing through a QFII may hold more than 10% of the total outstanding shares in one listed company and all foreign investors investing through QFIIs may not hold, in aggregate, more than 30% of the total outstanding shares in one listed company. Such limits may not apply where foreign investors make strategic investment in listed companies in accordance with the Measures for the Administration of Strategic Investments in Listed Companies by Foreign Investors.

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If the Fund invests directly in domestic Chinese securities with a QFII license, Krane and/or the Fund’s sub-adviser, as applicable, will be required to transfer the entire investment principal for the quota into a local sub-custodian account within such time period as specified by SAFE (up to six months). Following this, investment capital will be subject to an initial lock-up period (currently three months if the Fund is deemed to be an “open end fund” under Chinese regulations), during which the assets may not be repatriated to the United States, even if they are never invested. Following that time, investment principal and earnings may generally only be repatriated with the approval of SAFE, although up to $50 million may be repatriated each week without SAFE approval if the Fund is deemed to be an “open end fund” under Chinese regulations.

China Equity Investing Risks.

A-Shares Risk. The ability of the Fund to achieve its investment objective is dependent, in part, on the availability of A-Shares either through the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect programs (“Stock Connect Programs”) and/or through a QFII or RQFII license and quota allocation from the Chinese regulator. Thus, the Fund’s investment in A-Shares is limited by the A-Shares quota obtained by the RQFII or QFII licensee and allocated to the Fund and by the amount of A-Shares available through the Stock Connect Programs. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government.

Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges. The Shanghai and Shenzhen Stock Exchanges are supervised by the CSRC and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the securities markets in the United States.

The Shanghai Stock Exchange commenced trading on December 19, 1990, the Shenzhen Stock Exchange commenced trading on July 3, 1991. The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-Shares and B shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-Shares and B-Shares. In China, the A-Shares and B-Shares of an issuer may only trade on one exchange. A-Shares and B-Shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock. A-Shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB. A-Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities and may become illiquid. The A-Shares market may behave very differently from other Chinese equity markets, and there may be little to no correlation between them.

As of May 2017, the CSRC had granted a total of approximately $79 billion in quotas to RQFII institutions and $93 billion to QFII investors, bringing total investment quotas to $172 billion in A-Shares and other permitted Chinese securities. In addition, as of November 2014, the PRC government has allowed investors with Hong Kong brokerage accounts to trade in limited amounts of A-Shares. Because restrictions continue to exist and capital therefore cannot flow freely into the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A Share market and the short-term and long-term prospects of its investments in the A-Share market.

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The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that a QFII or RQFII licensee will continue to maintain its existing A-Share quota or be able to obtain additional A-Share quota if the A-Share quota is reduced or eliminated by SAFE or if a QFII or RQFII license is revoked by CSRC at some point in the future. The Fund cannot predict what would occur if the A-Share quota were reduced or eliminated or if a QFII or RQFII license were to be revoked, although such an occurrence could likely have a material adverse effect on the Fund.

Repatriations by RQFIIs for investors such as registered funds are permitted daily and are not subject to lockup periods or prior approval. There is no assurance, however, that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Any restrictions on repatriation of the Fund’s assets may adversely affect the Fund’s ability to meet redemption requests and/or may cause the Fund to borrow money in order to meet its obligations. These limitations may also prevent a Fund from making certain distributions to shareholders.

If the Fund is unable to obtain sufficient exposure to the components of its Underlying Index the Fund could seek exposure to the component securities of the Underlying Index in other ways, such as by investing in depositary receipts of the component securities and Hong Kong listed versions of the component securities. Consistent with its exemptive relief, the Fund may, to a limited extent, where applicable, also invest in B-shares issued by the same companies that issue A-Shares that are in the Underlying Index. The A-Shares market may behave very differently from the B-Shares market, and there may be little to no correlation between the performance of the two. The Fund may also use derivatives or invest in ETFs that can obtain comparable exposures. If necessary, the Fund may limit or suspend creations until the Fund determines that the requisite exposure to the Underlying Index is obtainable. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include A-Shares as component securities, or decide to liquidate the Fund. In circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs licenses, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. Should the A-Share quota allocated for the Fund’s use be or become inadequate to meet the investment needs of the Fund and the Fund cannot invest in them through the Stock Connect Programs, the Fund is expected to be adversely affected.

The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely. China may also impose higher local tax rates on transactions involving certain companies. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of the Underlying Index. This may increase the risk of tracking error and the Fund may not be able to achieve its investment objective.

Per a circular (Caishui [2014] 79), the Fund is expected to be temporarily exempt from the Chinese withholding tax (“WHT”) on capital gains on trading in A-Shares. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in A-Shares to be imposed, the Fund reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

Investors should note that such provision may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

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It is also unclear how China’s value added tax may apply to the activities of a participant in the Stock Connect Programs or QFII or RQFII licensee and how such application may be affected by tax treaty provisions. If such a tax is collected, the expense will be passed on and borne by the Fund. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund. If the Fund expects VAT to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in the Fund.

In addition, urban maintenance and construction tax (currently at the rate ranging from 1% to 7%), educational surcharges (currently at the rate of 3%) and local educational surcharges (currently at the rate of 2%) are imposed based on the business tax liabilities.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in the securities themselves. For example, swaps in which the Fund may invest may need to be reset on a regular basis in order to maintain compliance with the 1940 Act, which may increase the likelihood that the Fund will generate short-term capital gains. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by the Fund may be determined to be incorrect. In that event, the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. Moreover, the Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies for U.S. federal income tax purposes (“PFICs”). Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to the Fund and its shareholders.

Disclosure of Interests and Short Swing Profit Rule. The Fund may be subject to regulations promulgated by the CSRC, which currently require the Fund to make certain public disclosures when the Fund and parties acting in concert with the Fund acquire 5% or more of the issued securities of a listed company (which include A-Shares of the listed company). The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. As such, the Fund may be deemed as a “concerted party” of other funds managed by Krane, a sub-adviser, if applicable, or their affiliates and therefore may be subject to the risk that the Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds should the aggregate holdings trigger the reporting threshold under the PRC law. If the 5% shareholding threshold is triggered, the Fund would be required to file its report within three days. During the time limit for filing the report, a trading freeze applies and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may impair the ability of the Fund to achieve its investment objective and undermine the Fund’s performance.

Further, subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may prevent the Fund from reducing its holdings in a company 5% or more of whose shares are deemed to be held by the Fund and its affiliates within six months of the last purchase of shares of the company. The Fund could be subject to these restrictions even though an entity deemed to be an affiliate (and not the Fund) may have triggered the restrictions. Nonetheless, if the Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the company. In addition, the Fund could not repurchase securities of the listed company within six months of such sale. Finally, under PRC civil procedures, the Fund’s assets may be frozen to the extent of the claims made by the company in question.

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PRC Broker Risk. Currently, only a limited number of brokers are available to trade A-Shares with the Fund. As a result, Krane or a sub-adviser will have limited flexibility to choose among brokers on behalf of the Fund than is typically the case for investment advisers. If Krane or a sub-adviser is unable to use a particular broker in the PRC, the operation of the Fund may be adversely affected. Further, the operation of the Fund may be adversely affected in case of any acts or omissions of the PRC broker, which may result in higher tracking error or the Fund being traded at a significant premium or discount to its NAV. If a single PRC broker is appointed, the Fund may not necessarily pay the lowest commission available in the market. There is also a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the PRC broker. Krane or a sub-adviser, however, in its selection of PRC brokers will consider such factors as the competitiveness of PRC brokers’ commission rates, size of the relevant orders, and execution standards. In such event, the Fund may be adversely affected in the execution of any transaction.

B-Shares Risk. The B Share market is generally smaller, less liquid and has a smaller issuer base than the A Share market. The issuers that compose the B Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between their performance.

H-Shares Risk. The Fund may invest in shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange (“H Shares”). H Shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and must meet Hong Kong's listing and disclosure requirements. H Shares may be traded by foreigners and are a vehicle used by foreigners to gain exposure to Chinese securities. Because they are traded on the Hong Kong Stock Exchange, H Shares involve a number of risks not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include the risk of nationalization or expropriation; greater social, economic and political uncertainty; increased competition from Asia’s other low-cost emerging economies; currency exchange rate fluctuations; higher rates of inflation; controls on foreign investment and limitations on repatriation of invested capital; and greater governmental involvement in and control over the economy. Fluctuations in the value of the Hong Kong dollar will affect the Fund’s holdings of H Shares. The Hong Kong stock market may behave very differently from the domestic Chinese stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the domestic Chinese stock market.

N-Shares Risk. The Fund may invest in shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE, NASDAQ or the American Stock Exchange (“N Shares”). N Shares are traded in U.S. dollars. N Shares are issued by companies incorporated anywhere, but many are registered in Bermuda, the Cayman Islands, the British Virgin Islands, or the United States. Because companies issuing N Shares often have business operations in China, they are subject to certain political and economic risks in China.

P-Chip Risk. The Fund may invest in shares of companies with controlling private Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange (“P Chips”). These businesses are often run by the private sector and have a majority of their business operations in mainland China. P Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. Private Chinese companies may be more indebted, more susceptible to adverse changes in the economy, subject to asset seizures and nationalization, and negative political or legal developments.

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Red Chip Risk. The Fund may invest in shares of companies with controlling Chinese shareholders that are incorporated outside mainland China, have a majority of their business operations in mainland China, and listed on the Hong Kong Stock Exchange (“Red Chips”). These businesses are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

Stock Connect Program Risk. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in A Shares through the Stock Connect Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Stock Connect Programs are not active, with the result that prices of A Shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain A Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are new, the actual effect on the market for trading A Shares with the introduction of large numbers of foreign investors is still relatively unknown. In addition, there is no assurance that the necessary systems required to operate the Stock Connect Programs will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems do not function properly, trading through the Stock Connect Programs could be disrupted. The Stock Connect Programs are subject to regulations promulgated by regulatory authorities for both exchanges and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Stock Connect Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the Shanghai, Shenzhen and Hong Kong Stock Exchanges will continue to support the Stock Connect Programs in the future. Each of the foregoing could restrict the Fund from selling its investments and adversely affect the value of its holdings. Investments in A Shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to additional risk of default by the broker. Because of the way in which A Shares are held in the Stock Connect Programs, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai or Shenzhen Stock Exchange becomes insolvent. Given that all trades through the Stock Connect Programs must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China Fixed Income Investing Risks. Because the Fund invests in the local China fixed income markets directly, it will be subject to the special risks. The laws, regulations, and government policies, including the investment regulations governing foreigners’ investments in RMB-denominated fixed-income securities (“RMB Bonds”), as well as the political and economic climate in China, may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. The regulations which apply to such investments including the repatriation of capital, are relatively new. The application and interpretation of such regulations are therefore relatively untested. In addition, PRC authorities have broad discretion under such investment regulations and there is little precedent or certainty evidencing how such discretion will be exercised now or in the future.

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CIBM Program Risk. The Fund may invest in RMB Bonds that are held in mainland China through a market access program with the Chinese Interbank Bond Market (“CIBM”) that launched in 2016 (“CIBM Program”). Other RMB Bonds are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation Limited (“CSDCC”), China Central Depository and Clearing Corporation Limited (“CCDC”) and/or Shanghai Clearing House (“SCH”). The CIBM is relatively large and trading volumes are generally high, but the market remains subject to similar risks as fixed-income securities markets in other developing markets. Certain CIBM instruments may be relatively volatile and become illiquid. The CIBM Program is subject to certain limits on repatriation; amounts repatriated must be paid in roughly the same currencies as the initial remittances by a Fund into the CIBM Program, and Chinese regulators may otherwise limit a Fund’s ability to repatriate investment proceeds or exchange Chinese currency into other currencies.

While the CIBM was established in 1997, the CIBM Program permitting foreign investors to invest directly in RMB Bonds is relatively new, and its effect on the market for the types of securities in which the Fund will invest is relatively unknown. The CIBM Program represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. Because the ability of the Fund to achieve its investment objective by tracking the performance of the Underlying Index is dependent on the continuous availability of RMB Bonds, any regulatory change to the operations, requirements, or structure of the CIBM Program—or the complete elimination of the CIBM Program—could limit the Fund’s exposure to the Underlying Index. Any such future regulations or restrictions, such as limitations on redemptions or suspension of the CIBM Program, would be expected to adversely impact the Fund. There is no guarantee that the People’s Bank of China will continue to support the CIBM Program in the future, and it may act to alter it or eliminate it altogether.

A PRC onshore settlement agent will be appointed for the Fund, which is required to participate in the CIBM Program. The settlement agent will conduct any trades executed through the CIBM Program. The quality of the Fund’s trades and settlement will be dependent upon the settlement agent, who may not perform to expectations and, thereby, harm the Fund. The agent could also terminate its relationship with Krane and thus eliminate the Fund’s access to the CIBM Program. If Krane is ultimately unable to purchase RMB Bonds through the CIBM Program, the Fund may get insufficient exposure to Underlying Index components and be adversely affected. In addition, if Krane is unable to continue to use its settlement agent, the operation of the Fund will be adversely affected, and the Fund may not be able to track the Underlying Index. Further, the operation of the Fund may be adversely affected in case of any acts or omissions of the settlement agent, which may result in higher tracking error or the Fund being traded at a significant premium or discount to its NAV. There is a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the settlement agent. In such event, the Fund may be adversely affected in the execution of any transaction.

Chinese Credit Rating Risks. The components of the Underlying Index, and therefore the securities held by the Fund, will be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and established international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs and international credit rating agencies.

PRC Dealer Risk. Currently, only a limited number of dealers are available to trade PRC securities with the Fund. As a result, Krane or a sub-adviser will have less flexibility to choose among dealers on behalf of the Fund than is typically the case for investment advisers. If Krane or a sub-adviser is unable to use a particular dealer in the PRC, the operation of the Fund will be adversely affected, and the Fund may not be able to track the Underlying Index. Further, the operation of the Fund may be adversely affected in case of any acts or omissions of the PRC dealer, which may result in higher tracking error or the Fund being traded at a significant premium or discount to its NAV. Krane or a sub-adviser, in its selection of PRC dealers, will consider such factors as it deems necessary, but may be limited where only a small number of dealers, or one dealer, has access to a security sought for the Fund. There is also a risk that the Fund may suffer losses from the default, bankruptcy or disqualification of the PRC dealers. In such event, the Fund may be adversely affected in the execution of any transaction.

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Over-the-Counter Market Risk. OTC markets, such as the CIBM Program and PRC inter-bank bond market, are subject to less governmental regulation and supervision of transactions than organized exchanges. In addition, many of the protections afforded to participants in some organized exchanges, such as the performance guarantee of an exchange clearing house, generally are not available in connection with transactions on OTC markets. Therefore, by entering into transactions on OTC markets, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transaction and that one or more trades will fail, causing it to, for example, liquidate other investments at a disadvantageous time to meet redemption requests.

Additional Risks of RMB Bonds. Because restrictions continue to exist and capital therefore cannot flow freely into the RMB Bonds market, it is possible that in the event of a market disruption, the liquidity of the RMB Bonds market and trading prices of the RMB Bonds market could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the RMB Bonds market and the short-term and long-term prospects of its investments in RMB Bonds.

The Chinese government has in the past taken actions that benefitted holders of RMB Bonds. In the future, the Chinese government may be less likely to take action that would benefit holders of RMB Bonds. In addition, there is no guarantee that, with respect to KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, Krane and the Fund will obtain a PRC securities quota or, with respect to KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF, be able to obtain an additional PRC securities quota if the PRC securities quota is reduced or eliminated by SAFE at some point in the future. Krane has not yet applied for or received an initial PRC securities quota for the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s use. If the Fund is unable to obtain sufficient exposure to the performance of the Underlying Index through a RQFII or QFII license or the CIBM Program, the Fund could seek exposure to the component securities of the Underlying Index by investing in securities that are located in the OTC market in countries outside of the PRC, such as Hong Kong and Singapore, or bond securities issued in other jurisdictions. The Fund may also invest in ETFs that can obtain comparable exposures. If necessary, the Fund may suspend the sale of Creation Units until Krane determines that the requisite exposure to the component securities of the Underlying Index is obtainable. During the period that creations are suspended, Fund shares could trade at a significant premium or discount to NAV and the Fund could experience substantial redemptions. Alternatively, the Fund may change its investment objective and thus track another index of Chinese-related securities, including, but not limited to, other PRC debt securities and/or securities that are traded in the CNH market. In circumstances beyond the control of the Fund, the Fund may incur significant losses due to limited investment capabilities, including based on changes to the CIBM Program, investment restrictions on RQFIIs or QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. Should the PRC securities quota or the securities available for purchase through the CIBM Program be or become inadequate to meet the investment needs of the Fund, the Fund could be adversely affected.

Investments by the Fund in RMB Bonds may be subject to governmental pre-approval limitations on the quantity that the Fund may purchase and/or limits on the classes of securities in which the Fund may invest.

Tax Risk. Capital gains realized on the sale of PRC debt securities may be subject to tax in China; however, the precise method of calculating and collecting the tax for debt securities has not been determined. There is a risk that PRC tax authorities may seek to collect tax on capital gains realized on the sale of PRC debt securities on a retroactive basis without giving any prior warning. If such tax is collected, the tax liability will be payable by the Fund.

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Currently, specific PRC tax rules governing the taxation of RQFIIs and QFIIs from the trading of PRC debt securities have yet to be announced. In this regard, the general principle of the PRC CIT Law should apply. Under the PRC CIT Law, a non-tax resident enterprise without a permanent establishment (PE) in the PRC is subject to CIT on a withholding basis, generally at a rate of 10%, to the extent it directly derives the PRC sourced passive income (such as capital gains and interest income). According to Circular 47 and Circular 394, assuming that the RQFIIs are not PRC tax resident enterprises and do not have a PE in the PRC, the RQFIIs are subject to PRC WHT at a rate of 10% (which may be reduced by applicable tax treaty) with respect to interest derived from RMB Bonds and dividends (if any).

Circular 47 and Circular 394 did not clarify the WHT treatment in respect of capital gains derived by non PRC resident enterprises (including RQFIIs and QFIIs) from the trading of PRC debt securities. Although Circular 79, issued in November 2014, clarifies these rules in certain ways with respect to capital gains on equity securities, no further clarification has been provided with respect to capital gains on debt securities. In the absence of specific PRC tax regulations, capital gains realized by RQFIIs and QFIIs on the sale of PRC debt securities should be subject to WHT at a rate of 10% (which may be reduced by applicable tax treaty) in China pursuant to the general principle of the current PRC CIT Law. However, the precise method of calculating and collecting the tax has not been determined. Although the PRC tax bureaus have not actively enforced the collection of WHT on capital gains derived by RQFIIs and QFIIs, in practice there is a risk that PRC tax authorities may seek to collect WHT on capital gains realized by RQFIIs and QFIIs on the sale of PRC debt securities on a retroactive basis without giving any prior warning. If such WHT is collected, the WHT liability should be payable by the RQFII or QFII and would be passed on to and borne by the Fund.

In light of this uncertainty, the Fund reserves the right to establish a reserve in order to meet this potential WHT liability for capital gains realized on the sale of PRC debt securities. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision, if any, may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

When the RQFIIs and QFIIs transfer RMB Bonds, PRC Stamp Duty is currently imposed on the seller but not on the purchaser, at a rate of 0.1% on the transacted value. In addition, under the current PRC BT Law, which came into effect on 1 January 2009, a taxpayer would be subject to PRC BT at a rate of 5% in respect of capital gains derived from the trading of RMB Bonds. However, Caishui [2005] 155 grants BT exemption to QFIIs in respect of their gains derived from the trading of RMB Bonds. The new BT Law, which came into effect on 1 January 2009, has not changed this exemption treatment at the time of this Prospectus. However, it is not clear whether a similar exemption would be extended to RQFIIs. Dividend income or profit distributions on equity investment derived from China are not included in the taxable scope of BT.

In addition, urban maintenance and construction tax (currently at the rate ranging from 1% to 7%), educational surcharges (currently at the rate of 3%) and local educational surcharges (currently at the rate of 2%) are imposed based on the business tax liabilities.

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There is uncertainty as to the application and implementation of China’s value added tax to the activities of the Fund or a participant in the CIBM Program or QFII or RQFII licensee and how such application may be affected by tax treaty provisions. If such a tax is collected, the expense will be borne by the Fund. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund. If the Fund expects VAT to be imposed, it reserves the right to establish a reserve for such tax. If the Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in the Fund.

Concentration Risk. Because the Fund’s assets are expected to be concentrated in an industry or group of industries, to the extent that the Underlying Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. These companies may include, for example, publishers; catalog and internet retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and DVD players; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; companies providing educational, home security, legal, and personal services; advertising and public relations companies; and TV and cable companies. This sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

Currency Risk. The Fund’s NAV is determined on the basis of U.S. dollars and, therefore, the Fund may lose value if a foreign currency to which the Fund is exposed depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. The Fund’s assets will be invested in the equity securities of foreign issuers and the income received by the Fund will be in foreign currencies. Yet, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Any gain or loss attributable to fluctuations in exchange rates between the time the Fund accrues income or gain and the time the Fund converts such income or gain from a foreign currency to the dollar is generally treated as ordinary income or loss. Therefore, if the value of a foreign currency increases relative to the U.S. dollar between the accrual of income and the time at which the Fund converts the foreign currency to U.S. dollars, the Fund will recognize ordinary income upon conversion. In such circumstances, if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may be required to liquidate certain positions in order to make distributions. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer.

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The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency. Delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing foreign securities could leave the Fund with uninvested cash, may hinder the Fund’s performance, since any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, and cause the Fund to incur cash drag.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Depositary receipts include American depositary receipts (“ADRs”), and, in addition to the risks involved with investing in foreign securities, carry additional risks. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the underlying shares in their primary trading market. “Sponsored” depositary receipts are established jointly by a depositary and the underlying issuer, whereas “unsponsored” depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may also be unregistered and unlisted, and may be purchased in the public markets or restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. If a particular investment in such ADRs becomes illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk. Derivatives are financial instruments, such as swaps, futures, structured notes and options, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and the Fund could lose more than the amount it invests. Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for the Fund’s derivative positions at any time. If a derivative transaction is centrally cleared, it will be subject to the rules of the clearing exchange and subject to risks associated with the exchange. Derivatives can be illiquid and imperfectly correlate with the underlying asset. Many derivatives are subject to segregation requirements, pursuant to which the Fund must segregate the market or notional value of the derivatives and which could impede the portfolio management of the Fund. It is possible that developments in the derivatives market, including ongoing or potential government regulation, could adversely affect the Fund’s ability to enter into new derivatives agreements, terminate existing derivative agreements or to realize amounts to be received under such instruments.

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Counterparty Risk. Because many derivatives, including swaps and structured notes, are an obligation of the counterparty rather than a direct investment in the reference asset, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations under the derivative agreement as a result of bankruptcy or otherwise. Any loss would result in a reduction in the NAV of the Fund and will likely impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments is expected to be greater than most other funds because there are only a limited number of counterparties that are willing and able to enter into certain derivatives, such as swaps on A Shares. In fact, because there are so few potential counterparties, the Fund, subject to applicable law, may enter into swap transactions with as few as one counterparty at any time.

Futures Risk. In addition to the above, risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the instrument it is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date.

Leveraging Risk. The Fund’s investment in derivative instruments provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Swaps Risk. To the extent the Fund invests in swaps, it will be subject to the risk that the number of counterparties able to enter into swaps to provide exposure to a desired reference asset, such as A Shares, may be limited. Swaps are of limited duration and there is no guarantee that swaps entered into with a counterparty will continue indefinitely. Accordingly, the duration of a swap depends on, among other things, the ability of the Fund to renew the expiration period of the relevant swap at agreed upon terms.

The risks of investing in swaps on A Shares are compounded by the fact that at present there are only a limited number of potential counterparties willing and able to enter into swap transactions linked to the performance of A Shares. To the extent a potential swap counterparty’s access to A Shares is reduced or eliminated due to actions by the Chinese government or as a result of transactions entered into by the counterparty with other investors, the counterparty’s ability to continue to enter into swaps or other derivative transactions with the Fund may be reduced or eliminated, which could have a material adverse effect on the Fund. In addition, under the current regulations regarding A Share quotas of QFIIs and RQFIIs administered by SAFE, QFIIs and RQFIIs are prohibited from transferring or selling their quotas to any third party. However, there is uncertainty over how this prohibition is implemented. Therefore, subject to interpretation by SAFE, QFIIs and RQFIIs may be limited or prohibited from providing the Fund access to A Share quotas by entering into swap or other derivative transactions, which, in turn, could adversely affect the Fund.

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Emerging Markets Risk. The Fund invests a significant portion of its assets in securities and instruments that are traded in developing or emerging markets or that provide exposure to such securities or markets. These investments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) greater risk of asset seizures and capital controls, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) lower disclosure, corporate governance, auditing and financial reporting standards, (vii) fewer protections of property rights, (viii) restrictions on the transfer of securities or currency, and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted.

Energy Sector Risk. The energy sector of an economy is typically cyclical and highly dependent on energy prices. The market value of companies in the energy sector are strongly affected by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and interference, which may limit their earnings. A significant portion of revenues of these companies typically depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Any such event could have serious consequences for the general population of the area impacted and could have an adverse impact on the performance of the Fund.

Environmental Issuers Risk. Investments in issuers engaged in environmentally beneficial services and products may be volatile, including due changes in economic conditions and government policy. Those companies may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. In addition, seasonal weather conditions, fluctuations in supply of and demand for clean energy products, and international political events may cause fluctuations in the performance of these issuers and the prices of their securities. Other countries, including the U.S., may take steps against Chinese companies engaged in environmentally beneficial services and products, such as through the imposition of tariffs and anti-dumping duties. Even companies that are deemed to be involved in environmentally beneficial services and products in China may not compare favorably with respect to their environmental practices and impact as issuers of other countries.

Equity Securities Risk. Equity securities are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

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ETF Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to Authorized Participants. Unlike most other ETFs, however, the Fund expects to effect its creations and redemptions for cash, rather than in-kind securities. . Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with redemption requests. Effecting redemptions for cash may cause the Fund to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Such dispositions may occur at an inopportune time resulting in potential losses to the Fund and involve transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind or to recognize such gain sooner than would otherwise have been required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in another ETF.

In addition, cash transactions may have to be carried out over several days if the securities market in which the Fund is trading is relatively illiquid and may involve considerable transaction expenses and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, may be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. However, the Fund has capped the total fees that may be charged in connection with the redemption of Creation Units at 2% of the value of the Creation Units redeemed. To the extent transaction and other costs associated with a redemption exceed that cap, those transaction costs will be borne by the Fund’s remaining shareholders. These factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for other ETFs.

ETF Risk. As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value and may face delisting from the Exchange.

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International Closed Market Trading Risk. Because the Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing, resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other ETFs.

Premium/Discount Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the secondary market. It cannot be predicted whether Fund shares will trade below, at or above their NAV. As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. Price differences may be due, in part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Underlying Index trading individually. The market prices of Fund shares may deviate significantly from the NAV of the shares during periods of market volatility or if the Fund’s holdings are or become more illiquid. Disruptions to creations and redemptions may result in trading prices that differ significantly from the Fund’s NAV. In addition, market prices of Fund shares may deviate significantly from the NAV if the number of Fund shares outstanding is smaller or if there is less active trading in Fund shares. Investors purchasing and selling Fund shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for shares (the bid price) and the price at which an investor is willing to sell shares (the ask price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Increased market volatility may cause increased bid/ask spreads.

Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained or that the Fund’s shares will continue to be listed. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to the following risks:

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Credit Risk. The Fund could lose money if the issuer of a fixed income security is unable to meet its principal obligations in a timely manner, or if negative perceptions of the issuer’s ability to make such payments cause the price of the bond to decline. Certain credit ratings agencies have recently downgraded various Chinese issuers and/or issued negative outlooks for them. Debt issued by the majority of Chinese government-related enterprises is not guaranteed by the PRC government.

Income Risk. The Fund’s income may decline due to falling interest rates. During a period of falling interest rates, income risk is generally higher for short term bond funds, moderate for intermediate term bond funds and low for long term bond funds. Therefore, investors should expect a Fund’s monthly income to fluctuate accordingly.

Interest Rate Risk. Interest rate risk is the risk that the securities in the Fund’s portfolio will decline in value because of increases in market interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for every year of duration. For example, if a portfolio of fixed income securities has an average weighted duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 3% if interest rates fall by 1%. Unlike maturity, which considers only the date on which the final repayment of principal will be made, duration takes account of interim payments made during the life of the security. Duration is typically not equal to maturity. Interest rates have recently been historically low but increased and may continue to increase, potentially quickly and significantly, thereby heightening the Fund’s exposure to the risks associated with rising rates.

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Issuer Risk. There may be economic or political changes that impact the ability of issuers to repay principal and to make interest payments on securities. Changes to the financial condition or credit rating of issuers may also adversely affect the value of the Fund’s securities.

Reinvestment Risk. The Fund’s performance may be adversely impacted when interest rates fall because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature.

Subordinated Obligations Risk. Payments under some debt may be structurally subordinated to other existing and future liabilities and obligations of an issuer of debt. Claims of creditors of subordinated debt will have less priority as to the assets of the issuer and its creditors who seek to enforce the terms of the debt. Certain debt may not contain any restrictions on the ability of the issuers to incur additional unsecured indebtedness.

Foreign Securities Risk. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political and economic instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers, especially issuers in emerging markets, may be subject to less stringent regulation, and to different accounting, auditing, recordkeeping, financial reporting, and investor protection requirements. Investments in foreign securities typically are less liquid than investments in U.S. securities. The value of foreign securities may change materially when the U.S. markets are not open for trading.

Income from securities of non-U.S. issuers, including gains on the sale of such securities, may be subject to foreign taxes. Even if the Fund qualifies to pass these taxes through to shareholders, the ability to claim a credit for such taxes may be limited, particularly in the case of taxes on capital gains.

Foreign markets may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. This could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Fund’s assets to be uninvested for some period of time.

From time to time, certain of the issuers of securities purchased by the Fund may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as such a company. Any Fund investment in such companies will be indirectly subject to those risks.

Geographic Focus Risk. The Fund’s investments are focused in China and Hong Kong, and therefore the Fund will be susceptible to adverse market, political, regulatory, and geographic events affecting those regions. The Fund is less diversified across countries or geographic regions and generally riskier than more geographically diversified funds.

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High Portfolio Turnover Risk. The Fund may incur high portfolio turnover rates. This may increase the Fund’s brokerage commission costs. The performance of the Fund could be negatively impacted by the increased brokerage commission costs incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

High Yield and Unrated Securities Risk. Securities that are unrated or rated below investment grade (or “junk bonds”) are subject to greater risk of loss of income and principal than rated securities, particularly highly rated securities. Junk bonds are inherently speculative. The prices of unrated and high yield securities are generally more sensitive to adverse economic changes and individual issuer developments than highly rated securities. Also, the secondary market for such securities may be less liquid than the markets for rated and/or higher quality securities. As a result, during periods of economic uncertainty, their prices may be more volatile, which may cause the net asset value of the Fund to fluctuate.

Hong Kong Risk. As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement and China may change its policies regarding Hong Kong in the future. Any such change may adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in the Fund’s portfolio. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation of current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government.

India Risk. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, the risk of nationalization or expropriation of assets, internal civil unrest and external hostilities may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. India has privatized or has begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized. India is heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. India has experienced security concerns, which may cause uncertainty in Indian markets and may adversely affect its economy and the Fund's investments. India may be subject to considerable degrees of economic, political and social instability. Natural disasters, such as tsunamis, flooding or droughts, could occur in India or surrounding areas and could negatively affect the Indian economy and, in turn, the Fund.

Indonesia Risk. Indonesia is subject to a considerable degree of economic, political and social instability. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and its securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest and has recently experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions. In addition, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States.

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Industrials Sector Risk. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The success of these companies is affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrials sector may also be adversely affected by changes or trends in commodity prices, which may be unpredictable.

Information Technology Sector Risk. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Investment in Investment Companies Risk. The Fund may purchase shares of investment companies, such as ETFs, unit investment trusts, closed-end investment companies and foreign investment companies to gain exposure to particular component securities of the Underlying Index or when such investments present a more cost efficient alternative to investing directly in securities. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying investment company’s expenses. For example, an investor in the Fund may receive taxable gains as a result of an underlying fund’s portfolio transactions in addition to the taxable gains attributable to the Fund’s transactions in shares of the underlying fund. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the NAV of its underlying investments. Also, the lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. To the extent that the Fund invests in investment companies or other pooled investment vehicles that are not registered pursuant to the 1940 Act, it will not enjoy the protections of the 1940 Act. In addition, to the extent the Fund invests in other investment companies, including ETFs, sponsored, advised or otherwise serviced by Krane, its sub-adviser, as applicable, or their affiliates, they may be subject to conflicts of interest in allocating Fund assets, particularly if they are paid an advisory fee both by the Fund and the fund in which the Fund invests.

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Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund halt trading or become illiquid, such as due to an exchange’s limit up, limit down rules, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Management Risk. To the extent the Fund does not replicate the Underlying Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection or trading process, which is subject to a number of constraints, may not produce the intended results. Alternatively, to the extent the Adviser determines to manage the Fund by replicating the Underlying Index, it is likely to experience higher portfolio turnover and brokerage costs, which erode performance.

Market Risk. The values of securities in the Underlying Index could decline generally or could underperform other investments. Market fluctuations could be caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. An investment in the Fund may lose money.

Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. Interest rates have recently increased and there is a risk that interest rates will continue to rise, potentially quickly and significantly, which may make investments in emerging markets less attractive. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund's investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund's performance.

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Materials Sector Risk. Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Mexico Risk. Mexico has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency, leading also to a high degree of price volatility in both the Mexican equity and foreign currency markets. Mexican companies may also be adversely affected by high interest and unemployment rates, fluctuations in commodity prices, significant public health concerns, and associated declines in tourism.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed. Therefore, unless a specific security is removed from the Underlying Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price other than the security’s current market value. It is anticipated that the value of Fund shares will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to track the Underlying Index could have a negative effect on the Fund. However, the Fund’s investment objective and principal investment strategies impose limits on the Fund’s ability to invest in securities not included in the Underlying Index. Unlike an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of registered investment companies that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline. To the extent the Fund employs a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held more of the securities in the Underlying Index.

Russia Risk. Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors.

The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; adverse events in Eastern European countries may greatly impact the Russian economy.

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Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Fund to lose share registration through fraud or negligence. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause the Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or punitive taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of the new tax laws. The Russian securities market is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside the stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, little information is available to investors. As a result, it may be difficult to assess the value of an investment in Russian companies. Because of the recent formation of the Russian securities market and the underdeveloped state of the banking and telecommunications systems, securities transactions are subject to significant risks.

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations.

Sanctions Risk. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Securities Lending Risk. The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to that Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in a money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. Krane and a sub-adviser of the Fund, if any, are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by the Fund from a securities lending program.

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Small- and Mid-Capitalization Company Risk. Investing in the securities of small- and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies and more established companies. Since small- and medium-sized companies may have limited operating histories, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions.

South America Risk. The economies and financial sectors of certain emerging markets countries are affected by the economies of South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates, and expropriation and/or nationalization of assets. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region's exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries in this region and on the financial sectors of emerging markets countries.

South Korea Risk. The South Korean economy is heavily dependent on trading exports and on the economies of other Asian countries, especially China or Southeast Asia, and the United States as key trading partners. Distributions in trade activity, reductions in spending by these economies on South Korean products and services or negative changes in any of these economies may have an adverse impact on the South Korean economy. Furthermore, South Korea’s economy may be impacted by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Finally, South Korea’s economic growth potential has recently been on a decline due to, among other factors, a rapidly aging population and structural problems.

Substantial tensions with North Korea may cause further uncertainty in the political and economic climate of South Korea. North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war. Recent events involving the North Korean military have escalated tensions between North and South Korea. Any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Sovereign and Quasi-Sovereign Debt Risk. Investments in sovereign and quasi-sovereign debt securities involve special risks, including the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign and quasi-sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign or quasi-sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

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Certain issuers of sovereign and quasi-sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may impair the debtor’s ability to service its debts on a timely basis. As holders of government debt, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors. There can be no assurance that the securities in which the Fund will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain income, distribution and asset diversification requirements each year. With respect to the latter, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

In order to qualify for the favorable tax treatment generally available to regulated investment companies and avoid Fund-level taxes, the Fund must also satisfy certain distribution requirements. Capital controls and currency controls may affect the Fund’s ability to meet the applicable distribution requirements. If the Fund fails to satisfy the distribution requirement necessary to qualify for treatment as a regulated investment company for any taxable year, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level. If the Fund fails to satisfy a separate distribution requirement, it will be subject to a Fund-level excise tax. These Fund-level taxes will apply in addition to taxes payable at the shareholder level on distributions.

To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by the Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, the Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in the securities themselves. For example, swaps in which the Fund may invest may need to be reset on a regular basis in order to maintain compliance with the 1940 Act, which may increase the likelihood that the Fund will generate short-term capital gains. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by the Fund may be determined to be incorrect. In that event, the Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. Moreover, the Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies for U.S. federal income tax purposes (“PFICs”). Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to the Fund and its shareholders.

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Technology Company Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. This sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence.

Tracking Error Risk. Tracking error refers to the risk that the Fund’s performance may not match or correlate to that of its Underlying Index, either on a daily or aggregate basis. Tracking error may cause the Fund’s performance to be less than expected. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Underlying Index, the use of representative sampling strategy, if applicable, asset valuation differences, tax considerations, the unavailability of securities in the Underlying Index from time to time, holding cash and cash equivalents, and other liquidity constraints. In addition, securities included in the Underlying Index may be suspended from trading. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets, the Fund’s ability to track the Underlying Index may be adversely affected. Mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its Underlying Index. In addition, the Fund may not invest in certain securities and other instruments included in the Underlying Index, or invest in them in the exact proportions they represent of the Underlying Index, including due to legal restrictions or limitations imposed by the government of China or a lack of liquidity in certain securities. Moreover, the Fund may be delayed in purchasing or selling securities and other instruments included in the Underlying Index. Any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the Fund’s tracking error.

Utilities Sector Risk. Companies in the utilities industry may have difficulty obtaining an adequate return on invested capital, raising capital, and financing large construction programs during periods of inflation or unsettled capital markets; face restrictions on operations and increased cost and delays attributable to environmental considerations and regulation; find that existing plants, equipment or products have been rendered obsolete by technological innovations; and be subject to increased costs because of the scarcity of certain fuels or the effects of man-made disasters. Deregulation is subjecting utility companies to greater competition and may adversely affect profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures. Government regulators monitor and control utility operations, revenues and costs, and therefore may limit utility profits. Regulatory authorities may also restrict utility companies’ access to new markets, thereby diminishing these companies’ long-term prospects. Energy conservation and changes in climate policy may have a significant adverse impact on the revenues and expenses of utility companies.

Valuation Risk. Financial information about the Fund’s portfolio holdings may be less reliable than information about securities of U.S. issuers, which may make it difficult to obtain a current price for the non-U.S. securities held by the Fund. In certain circumstances, independent market quotations for such securities may not be readily available and securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next. Fair values are inherently subjective and different funds may assign different fair values to the same security. Because securities in which the Fund invests may trade on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

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Management

Investment Adviser

Krane Funds Advisors, LLC (“Krane” or “Adviser”) is a registered investment adviser located at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 and serves as investment adviser of each Fund. Krane has served as the investment adviser of each Fund since its inception.

Under the investment advisory agreement between the Trust and Krane, Krane is responsible for making investment decisions for each Fund, continuously reviewing, supervising and administering the Fund’s investment program, and the general management and administration of the Trust. In this regard, among other things, Krane arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. Krane manages each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve as officers or Trustees of the Trust. The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its day-to-day management activities.

Under the investment advisory agreement, Krane bears all of its own costs associated with providing advisory services to the Funds. As part of its agreement with the Trust, Krane has contractually agreed to pay all operating expenses of the Fund, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the advisory fee payable to the Adviser under the investment advisory agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. Nevertheless, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

Also under the investment advisory agreement, each Fund pays Krane the fee shown in the table below, which is calculated daily and paid monthly, at an annual rate of based on a percentage of the average daily net assets of the Fund.

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF†	0.68%
KraneShares CSI China Internet ETF†	0.68%
KraneShares E Fund China Commercial Paper ETF*†	0.68%
KraneShares Emerging Markets Consumer Technology Index ETF†	0.78%
KraneShares FTSE Emerging Markets Plus ETF**†	0.68%
KraneShares MSCI China Environment Index ETF†	0.78%
KraneShares MSCI One Belt One Road Index ETF†	0.78%
KraneShares Zacks New China ETF†	0.68%

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*Krane has contractually agreed to reduce its management fee by 0.12% of KraneShares E Fund China Commercial Paper ETF’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2018. The Expense Limitation Agreement may be terminated at any time by the Board or by Krane, effective at the end of the current term of the Expense Limitation Agreement upon at least 60 days’ written notice prior to the end of such term. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

** Krane has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by KraneShares FTSE Emerging Markets Plus ETF from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as KraneShares FTSE Emerging Markets Plus ETF invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

† Effective July 28, 2017, Krane has also contractually agreed to waive its advisory fee and/or reimburse the Funds in an amount equal to equal to the fees to be paid by the Funds to counsel to the independent Trustees of the Trust. The Expense Limitation Agreement will remain in effect until July 31, 2018 and may only be terminated prior to July 31, 2018 by the Board of Trustees.

The investment advisory agreement that has been approved by the Board of Trustees and will be approved by Krane as the sole shareholder of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF, which will also approve various other matters and agreements for these Funds, states that Krane is not responsible for any securities lending-related fees and expenses, and that Krane will be entitled to receive 10% of any net monthly income (net of any amounts paid to borrowers) on cash collateral and of the loan fees received from borrowers in respect of each securities loan, less custodial and similar expenses relating to such loans other than the portion of amounts payable by a Fund as fees to a securities lending agent. Shareholders of KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF are being asked for vote on a similar agreement.

For the fiscal year ended March 31, 2017, the Adviser received the fees, as a percentage of average daily net assets in each operational Fund, as set forth below:

KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF*	0.56%
KraneShares FTSE Emerging Markets Plus ETF**	0.55%
KraneShares Zacks New China ETF	0.68%

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A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with Krane is available in the Fund’s Annual Report to Shareholders dated March 31, 2017.

Because each of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF and has not yet commenced operations, Krane has not received any advisory fees or fees from securities lending activities from those Funds. A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with Krane will be available in each Fund’s first Annual or Semi-Annual Report to Shareholders following the Fund’s commencement of operations.

Krane recently entered into an agreement whereby China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited will acquire a majority stake in Krane (“Transaction”). Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 58.6% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. After the Transaction, Jonathan Krane, through his equity interests in KFA One Holdings, LLC, will continue to beneficially own more than 10% of the equity interests in Krane.

Pursuant to the requirements of the Investment Company Act of 1940, as amended (“1940 Act”), the closing of the Transaction will automatically terminate the current investment advisory agreement between Krane and the Trust on behalf of each Fund (“Current IAA”) and the investment sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF.

In anticipation of the closing of the Transaction and to provide for a continuous investment program to the Funds, the Board of Trustees of the Funds (“Board”) met at an in-person meeting on June 7, 2017 to review and consider a new investment advisory agreement between Krane and the Trust for each Fund (“New IAA”) and a new investment sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF (“New Sub-IAA”). At that meeting, the Board, including a majority of the members who are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”), unanimously approved a New IAA for each Fund and the New Sub-IAA for the KraneShares E Fund China Commercial Paper ETF. Shareholders of the Funds will be asked to approve the New IAA and, as relevant, the New Sub-IAAs at a special meeting of each Fund’s shareholders (“Shareholder Meeting”). In this regard, Krane, as the sole initial shareholder of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF will approve the New IAA with respect to these Funds.

The closing of the Transaction is conditioned upon, among other matters, the vote of a majority of the outstanding shares of each of the KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF and KraneShares E Fund China Commercial Paper ETF approving the New IAA. Although Krane is committed to continuing to manage the KraneShares Zacks New China ETF and KraneShares FTSE Emerging Markets Plus ETF, the closing of the Transaction is not conditioned upon the vote of a majority of the outstanding shares of each of those two Funds approving the New IAA. In order to seek to ensure the continuity of management of those two Funds in the event that the requisite vote is not obtained by the time the Transaction closes, the Board, including a majority of the Independent Trustees, has unanimously approved an interim investment advisory agreement (“Interim IAA”) between Krane and the Trust on behalf of KraneShares Zacks New China ETF and KraneShares FTSE Emerging Markets Plus ETF to become effective upon the closing of the Transaction. The Interim IAA may remain in effect for up to 150 days after the closing of the Transaction, allowing such Funds to continue soliciting shareholders to approve the New IAA.

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The terms of the Interim IAA are identical to the Current IAA, except as required by law and the effective date. The terms of the New IAA and Sub-IAA will be described in greater detail in the proxy statement that will be provided to shareholders of each Fund in connection with the Shareholder Meeting.

Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of an sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by any Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of a Fund sub-adviser. Only the following Funds are currently authorized to use a “manager of managers structure: KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF.

Investment Sub-Adviser (to KraneShares E Fund China Commercial Paper ETF)

E Fund, located at Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong serves as the sub-adviser of KraneShares E Fund China Commercial Paper ETF. E Fund is responsible for the day-to-day investment management of the Fund, subject to the supervision of Krane and the Board of Trustees. For the services it provides to the Fund, Krane pays E Fund a fee equal to 50% of net revenue earned by Krane from the Fund. For these purposes, net revenue is defined as gross revenue less gross fund-related expenses (including any waiver by Krane of its compensation under the investment advisory agreement and any payments or reimbursements by Krane of the Fund’s expenses).

E Fund was established in 2008 and is principally engaged in the provision of investment advisory services to corporations, institutions and individual investors. E Fund is a wholly owned subsidiary of E Fund Management, Co., Limited (“EFMC”). EFMC, established in 2001, is licensed with the CSRC in China as a fund manager. As of March 31, 2016, EFMC had approximately $134 billion in assets under management, making it one of the largest asset managers in China.

A discussion regarding the basis for the Board’s approval of KraneShares E Fund China Commercial Paper ETF’s investment sub-advisory agreement with E Fund is available in the Fund’s Annual Report to Shareholders dated March 31, 2017.

Portfolio Managers

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares CSI China Internet ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Zacks New China ETF

Mark Schlarbaum, Managing Partner of Krane, has had primary responsibility for trading each Fund’s portfolio securities since December 2015 (in the case of KraneShares CSI China Internet ETF, KraneShares FTSE Emerging Markets Plus ETF, and KraneShares Zacks New China ETF) or since inception (in the case of KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF). He joined Krane in April 2015 and has over 20 years of experience in the investment management industry. Previously, he was vice president of equity trading at T. Rowe Price (1997-2003); co-founder of Schlarbaum Capital Management (2002-2006); head equity trader at Global Capital Management (2007-2009); managing director of Palliser Bay (2009-2014); and principal business developer at Trident Distribution Partners (2014-2015). Mr. Schlarbaum graduated with a bachelor’s degree in psychology and economics from Purdue University.

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Additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares is available in the SAI.

KraneShares E Fund China Commercial Paper ETF

Ms. Xiaochen Wang and Messrs. Guangdong Qi and Ethan Chan, CFA are responsible for managing the KraneShares E Fund China Commercial Paper ETF. Ms. Wang is currently a fund manager and Head of the “Fixed Income Department Mutual Fund Center” at E Fund. Ms. Wang has worked at E Fund since 2003. She holds a master’s degree in Financial Engineering from Renmin University of China and received her B.S. degree in Finance from Shanghai Fudan University.

Mr. Qi is currently a fund manager and responsible officer (RO) of E Fund. Mr. Qi has worked at E Fund since 2014 and managed fund portfolios for 4 years. He holds a master’s degree in Financial Engineering from Shanghai University of Finance and Economics and a B.S. in Physics from Shanghai Fudan University.

Mr. Ethan Chan is currently a portfolio manager of QFII and RQFII funds, including Hong Kong-based RQFII ETFs, at E Fund. Mr. Chan has worked at E Fund since 2012. From 2010-2012, Mr. Chan was a private investor. Mr. Chan is a CFA charterholder and graduated with a degree in Financial Engineering from the Chinese University of Hong Kong.

Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the SAI.

Other Service Providers

SEI Investments Global Funds Services (“Administrator”) serves as administrator for the Fund. The Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund, and makes available the office space, equipment, personnel and facilities required to provide such services.

SEI Investments Distribution Co. (“Distributor”), an affiliate of the Administrator, serves as the Fund’s distributor. Shares in less than Creation Units are not distributed by the Distributor, and the Distributor does not maintain a secondary market in the shares of the Fund.

Brown Brothers Harriman & Co. (“BBH”) serves as custodian and transfer agent for the Fund. BBH maintains in separate accounts cash, securities and other assets of the Fund, keeps all necessary accounts and records, and provides other services.

China Construction Bank Corporation serves as the KraneShares E Fund China Commercial Paper ETF’s local custodian in the People’s Republic of China (“PRC Custodian”). The majority of PRC securities held by the Fund are held in mainland China through an account with the China Interbank Bond Market (“CIBM”). Other PRC securities are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation Limited (“CSDCC”), China Central Depository and Clearing Corporation Limited (“CCDCC”) and/or Shanghai Clearing House (“SCH”). In either case, PRC securities purchased by E Fund in its capacity as the Fund’s RQFII or QFII, through the Stock Connect Programs or through the CIBM may be received in a securities account maintained by the PRC Custodian in the joint names of the PRC Custodian, E Fund and the Fund.

China Construction Bank Corporation serves as the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s PRC Custodian. The majority of RMB Bonds held by the Fund are held in mainland China through an account with the CIBM. Other RMB Bonds are dealt and held in book-entry form through the CSDCC, CCDC and/or SCH. In either case, RMB Bonds purchased by Krane in its capacity as the Fund’s RQFII or through the CIBM may be received in a securities account maintained by the PRC Custodian in the joint names of the PRC Custodian and the Fund.

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Shareholder Information

Calculating NAV

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets
•	Subtracting any liabilities and withholdings (if any) for applicable capital gains
•	Dividing that amount by the total number of shares owned by the shareholders

Each Fund normally calculates NAV as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (a ‘‘Business Day’’) (normally, 4:00 p.m., Eastern time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by each Fund are provided daily by independent pricing agents.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

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Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

Buying and Selling Fund Shares

Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units or multiples thereof. Only a broker-dealer (“Authorized Participant”) that enters into an Authorized Participant Agreement with the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”), may engage in creation and redemption transactions directly with the Fund. Purchases and redemptions directly with a Fund must follow the Fund’s procedures, and are subject to transaction fees, which are described in the SAI. The transaction fee will not exceed 2.00% of the value of the Creation Units purchased or redeemed, which is used to compensate the Fund for any difference for the expenses incurred by it in purchasing or selling portfolio securities to meet the purchase or redemption order. Orders for such transactions may be rejected or delayed if they are not submitted in good order and subject to the other conditions set forth in this prospectus and the SAI.

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Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of each Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to a Fund’s portfolio holdings and a Fund is not limited to engaging in in-kind transactions to any particular market circumstances. As further described in the SAI, Creation Units typically are issued on a three Business Days (“T+3”) after a purchase order has been received in good order and the transfer of good title to the Fund of any in-kind securities and/or cash required to purchase a Creation Unit have been completed. Similarly, and also as further described in the SAI, deliveries of redemption proceeds by a Fund generally will be made on a T+3 basis after a redemption order has been received in good order and the requisite number of Fund shares have been delivered. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to, among other matters, accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances. The Funds have received exemptive relief to delay such settlement for up to 14 days from the date an order has been submitted in good order and the requisite cash and/or assets delivered to the relevant Fund to accommodate foreign holidays, as further described in the SAI, and otherwise may delay redemptions up to 7 days or longer as permitted by applicable law, regulations and interpretations.

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Once created, shares are listed on the Exchange and trade in the secondary market. When you buy or sell a Fund’s shares in the secondary market, you will pay or receive the market price. Shares can be bought and sold throughout the trading day like other publicly traded securities. Most investors will buy and sell shares through a broker and, thus, will incur customary brokerage commissions and charges when buying or selling shares.

The secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day, and Christmas Day.

For more information on how to buy and sell shares of the Fund, call 1.855.857.2638 or visit www.kraneshares.com.

Share Trading Prices

The trading prices of a Fund’s shares listed on its Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. Each applicable Exchange intends to disseminate the approximate value of the portfolio underlying a share of the Funds every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such values and make no warranty as to their accuracy.

Premium/Discount Information

Information showing the number of days the market price of each Fund’s shares was greater than the Fund’s NAV per share (i.e., at a premium) and the number of days it was less than the Fund’s NAV per share (i.e., at a discount) for various time periods is available by visiting the Fund’s website at www.kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). The holdings of a Fund can be found on the Funds’ website at www.kraneshares.com.

Active Investors and Market Timing

The Trust’s Board of Trustees has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of each Fund’s shares because each Fund sells and redeems its shares at NAV only in Creation Units pursuant to the terms of an Authorized Participant Agreement between the Authorized Participant and the Distributor, and such direct trading between the Fund and Authorized Participants is critical to ensuring that the Fund’s shares trade at or close to NAV. Further, the vast majority of trading in Fund shares occurs on the secondary market, which does not involve a Fund directly and therefore does not cause the Fund to experience many of the harmful effects of market timing, such as dilution and disruption of portfolio management. In addition, each Fund imposes a transaction fee on Creation Unit transactions, which is designed to offset transfer and other transaction costs incurred by the Fund in connection with the issuance and redemption of Creation Units and may employ fair valuation pricing to minimize potential dilution from market timing Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund, except for the KraneShares FTSE Emerging Markets Plus ETF, beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Fund.

Continuous Offering

The method by which Creation Units of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by theache Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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Dealers effecting transactions in a Fund’s shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), Krane, any Fund sub-adviser or an affiliate may pay the intermediary for marketing activities or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Under the Plan, if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board of Trustees currently has determined not to implement any 12b-1 fees pursuant to the Plan. 12b-1 fees may only be imposed after approval by the Board of Trustees. Because any distribution fees would be paid out of a Fund’s assets on an on-going basis, if payments are made in the future, the distribution fees would increase the cost of your investment and may cost you more than paying other types of sales charges.

Householding Policy

To reduce expenses, we mail only one copy of the prospectus or summary prospectus, each annual and semi-annual report, and any proxy statements to each address shared by two or more accounts with the same last name or that the Trust reasonably believes are members of the same family. If you wish to receive individual copies of these documents, please call the Trust at 1.855.857.2638 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request. Investors who hold their shares through an intermediary are subject to the intermediary’s policies. Contact your financial intermediary for any questions you may have.

Dividends and Distributions

Each Fund pays out dividends to shareholders at least annually, and the KraneShares E Fund China Commercial Paper ETF pays out dividends to shareholders monthly. Each Fund distributes its net capital gains, if any, to shareholders annually. The Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, to avoid imposition of income or excise taxes on undistributed income.

Additional Tax Information

The following is a summary of some important tax issues that affect each Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in a Fund. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

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Tax Status of each Fund

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

Tax Status of Distributions

Each Fund will, at least annually, distribute substantially all of its net investment taxable income and net capital gains income.

The income dividends you receive from a Fund (which include the Fund’s short-term capital gains) will be taxed as either ordinary income or qualified dividend income. For non-corporate shareholders, dividends that are reported as qualified dividend income are generally taxable at reduced maximum tax rates to the extent that the Fund receives qualified dividend income and subject to certain limitations.

Distributions of a Fund’s short-term capital gains are generally taxable as ordinary income. Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable at reduced maximum tax rates.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of distributions you receive from a Fund.

Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that is attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The KraneShares E Fund China Commercial Paper ETF and KraneShares Bloomberg Barclays Aggregate Bond Index ETF/China Agg Bond do not expect to distribute dividends eligible for qualified dividend income treatment or the dividends received deduction.

Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. Your broker will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat the Fund’s dividends (paid while the shares are held by the borrower) as qualified dividend income. Consult your financial intermediary or tax adviser.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in a Fund. If more than 50% of the total assets of a Fund at the close of a year consist of non-U.S. stocks or securities, then the Fund may elect, for U.S. federal income tax purposes, to treat certain non-U.S. income taxes (including withholding taxes) paid by the Fund as paid by its shareholders. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election. Please see “— Chinese Tax Considerations” below for a further discussion of these issues with respect to China, which imposes withholding taxes on interest payments, dividends and possibly capital gains from PRC securities.

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If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income received with respect to the shares (including Fund dividends and distributions, and any gain on the sale of shares), until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Tax Status of Share Transactions

Any capital gain or loss upon a sale of a Fund’s shares is generally treated as a long-term gain or loss if the shares have been held for more than one year and as a short-term gain or loss if held for one year or less. Any capital loss on the sale of a Fund’s shares held for six months or less is treated as a long-term capital loss to the extent that any capital gain distributions were paid with respect to such shares.

Medicare Contribution Tax

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” including interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Back-Up Withholding

Each Fund will be required in certain cases to withhold at applicable withholding rates (currently 28%) and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to back-up withholding by the Internal Revenue Service (“IRS”) for failure to properly report payments of interest or dividends, (3) has failed to certify to the Fund that such shareholder is not subject to back-up withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Non-U.S. Investors

If you are not a citizen or permanent resident of the United States or if you are a non-U.S. entity, each Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund. You also may potentially be subject to U.S. federal estate taxes.

A 30% withholding tax will generally be imposed on (1) dividends paid by a Fund and (2) redemption proceeds and certain capital gain dividends paid by a Fund after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS, or the tax authorities in their home jurisdictions, information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

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State Tax Considerations

In addition to federal taxes, distributions by a Fund and ownership of a Fund’s shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in the Fund’s shares.

Chinese Tax Considerations

Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties remain regarding the implementation of this law, particularly with respect to trading of PRC debt securities by QFIIs and RQFIIs. Such uncertainties may result in capital gains imposed upon the Fund relative to debt securities of companies headquartered, managed or listed in China. While the application and enforcement of this law with respect to the Funds remain subject to clarification, to the extent that such taxes are imposed on any capital gains of the Funds relative to debt securities of companies headquartered, managed or listed in China, the Funds’ NAV or returns may be adversely impacted. In light of this uncertainty, Krane reserves the right to establish a reserve in order to meet this potential WHT liability for capital gains realized on the sale of PRC debt securities. If a Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it. Investors should note that such provision, if any, may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities. Krane intends to make relevant provisions with respect to dividends and interest (if any) on PRC securities if the WHT on dividends and interest is not withheld at the source at the time such income is received.

Per a circular (Caishui [2014] 79), each Fund is expected to be temporarily exempt from the capital gains withholding tax (“WHT”) imposed by the Chinese government on domestic Chinese equity securities. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, a Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in domestic Chinese equity securities to be re-imposed, the Fund reserves the right to establish a reserve for such tax. If a Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

Taxes on Creations and Redemptions of Creation Units

A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the purchaser’s aggregate basis in the securities surrendered and any net amount of cash paid for the Creation Units. A person who redeems Creation Units and receives securities in-kind from a Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

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Each Fund has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. Each Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determinations.

Index Provider Information and Disclaimers

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

In 2016, Bloomberg Indices (“Bloomberg”) acquired Barclays Risk Analytics and Index Solutions Ltd. (“Barclays”) and began creating, compiling, sponsoring and maintaining certain fixed income indexes branded “Bloomberg Barclays” Indexes given the contributions of the historic Bloomberg and Barclays lines of business to the indexes’ methodologies and calculation. Bloomberg, the sponsor of the indexes, is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. Krane has entered into a license agreement with Bloomberg to use the relevant Underlying Indexes and Bloomberg Barclays marks and sublicenses such rights to the relevant Fund at no charge. Krane uses the marks for the purpose of promoting and marketing the Fund.

The Fund is not in any way sponsored, endorsed, sold or promoted by Bloomberg, and Bloomberg does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Underlying Index, (ii) the figure at which the Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the fitness or suitability of the Underlying Index for the particular purpose to which it is being put in connection with the Fund. Bloomberg has not provided and does not provide any financial or investment advice or recommendation in relation to the Underlying Index to Krane or its affiliates or to its customers or clients, including the Fund. The Underlying Index is calculated by Bloomberg or its agent. Bloomberg is not liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and is under no obligation to advise any person of any error therein. All rights in the Underlying Index vest in Bloomberg.

Bloomberg makes no warranty, express or implied, as to results to be obtained by Krane or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Bloomberg makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Bloomberg have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

China Securities Index Co., Ltd. (“CSI”), a leading index provider in China, is a joint venture between the Shanghai Stock Exchange and the Shenzhen Stock Exchange that specializes in the creation of indices and index-related services. CSI is not affiliated with the Trust, Krane, E Fund, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. Krane has entered into a license agreement with CSI to use the relevant Underlying Indexes and CSI marks, and sublicenses such rights to the relevant Funds at no charge. Krane uses the marks for the purpose of promoting and marketing the Funds.

The Funds are neither sponsored nor promoted, distributed or in any other manner supported by CSI. The Underlying Indexes are compiled and calculated by CSI. CSI will apply all necessary means to ensure the accuracy of the Underlying Indexes. However, neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Indexes and neither CSI nor the Shanghai Stock Exchange nor the Shenzhen Stock Exchange shall be under any obligation to advise any person of any error therein. All copyrights in the Underlying Index values and constituent lists vest in CSI. Neither the publication of the Underlying Indexes by CSI nor the granting of a license of rights relating to the Underlying Indexes or to the Index Trademark for the utilization in connection with the Funds, represents a recommendation by CSI for a capital investment or contains in any manner a warranty or opinion by CSI with respect to the attractiveness of an investment in the Funds.

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KraneShares Emerging Markets Consumer Technology Index ETF

Solactive AG is a leading index provider to exchange-traded funds. Solactive is not affiliated with is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. “Solactive” is a trademark of the Solactive AG. Krane has entered into a license agreement with Solactive to use the relevant Underlying Index and Solactive marks, and sublicenses such rights to the relevant Fund at no charge. Krane uses the marks for the purpose of promoting and marketing the Fund.

The Fund is not in any way sponsored, endorsed, sold or promoted by the Solactive and Solactive does not make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Underlying Index, (ii) the figure at which the Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the fitness or suitability of the Underlying Index for the particular purpose to which it is being put in connection with the Fund. Solactive has not provided and does not provide any financial or investment advice or recommendation in relation to the Underlying Index to Krane or its affiliates or to its customers or clients, including the Fund. The Underlying Index is calculated by Solactive or its agent. Solactive is not liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and is under no obligation to advise any person of any error therein. All rights in the Underlying Index vest in Solactive.

The Index Provider makes no warranty, express or implied, as to results to be obtained by Krane or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Index Provider makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Index Provider have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

KraneShares FTSE Emerging Markets Plus ETF

FTSE International Limited (“FTSE”) is an index provider based in the United Kingdom. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by the Index Provider under license. FTSE is not affiliated with is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. Krane has entered into a license agreement with FTSE to use the relevant Underlying Index and FTSE marks, and sublicenses such rights to the relevant Fund at no charge. Krane uses the marks for the purpose of promoting and marketing the Fund.

The Fund is not in any way sponsored, endorsed, sold or promoted by FTSE or the London Stock Exchange Plc (the “Exchange”) (together, the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Underlying Index, (ii) the figure at which the Underlying Index is said to stand at any particular time on any particular day or otherwise, or (iii) the fitness or suitability of the Underlying Index for the particular purpose to which it is being put in connection with the Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Underlying Index to Krane or its affiliates or to its customers or clients. The Underlying Index is calculated by FTSE or its agent. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. All rights in the Underlying Index vest in FTSE.

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FTSE makes no warranty, express or implied, as to results to be obtained by Krane or its affiliates, owners of shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. FTSE makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall FTSE have any liability for any special, punitive, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, even if notified of the possibility of such damages.

KraneShares MSCI China Environment Index ETF

KraneShares MSCI One Belt One Road Index ETF

MSCI Inc. is a leading provider of global indexes. MSCI is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. Krane has entered into a license agreement with MSCI to use the relevant Underlying Indexes and MSCI marks, and sublicenses such rights to the relevant Funds at no charge. Krane uses the marks for the purpose of promoting and marketing the Funds.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Krane. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of the Funds or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of the Funds or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which the Funds are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI indexes from sources that MSCI considers reliable, none of the MSCI Parties warrants or guarantees the originality, accuracy and/or the completeness of any MSCI index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the Funds, owners of the Funds, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions or interruptions of or in connection with any MSCI index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

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KraneShares Zacks New China ETF

Zacks Index Services, a division of Zacks Investment Management (“ZIM”), creates and maintains proprietary, quantitative portfolio strategies that are licensed to product sponsors and serve as the basis of investment products such as exchange-traded funds, unit investment trusts and closed-end funds. ZIM is a wholly owned subsidiary of Zacks Investment Research, one of the largest providers of independent research in the U.S. ZIM is not affiliated with the Trust, Krane, the Trust’s administrator, custodian, transfer agent or Distributor, or any of their respective affiliates. Krane has entered into a license agreement with ZIM to use the relevant Underlying Index and ZIM marks, and sublicenses such rights to the relevant Fund at no charge. Krane uses the marks for the purpose of promoting and marketing the Fund.

The Fund is neither sponsored nor promoted, distributed or in any other manner supported by ZIM. The Underlying Index is compiled and calculated by ZIM. ZIM will apply all necessary means to ensure the accuracy of the Underlying Index. However, ZIM shall not be liable (whether in negligence or otherwise) to any person for any error in the Underlying Index and ZIM is not under any obligation to advise any person of any error therein. All copyrights in the Underlying Index values and constituent lists vest in ZIM. Neither the publication of the Underlying Index by ZIM nor the granting of a license of rights relating to the Underlying Index or to the Index Trademark for the utilization in connection with the Fund, represents a recommendation by ZIM for a capital investment or contains in any manner a warranty or opinion by ZIM with respect to the attractiveness of an investment in the Fund.

More information about each Index Provider is located in the SAI.

Additional Disclaimers

Krane and Trust Disclaimer

Neither Krane nor the Trust guarantees the accuracy or the completeness of any Underlying Index or any data included therein and neither shall have any liability for any errors, omissions or interruptions therein. Krane and the Funds further make no representation or warranty, express or implied, to the owners of shares of the Funds or any members of the public as to results to be obtained by the Funds from the use of any Underlying Index, as to any data included therein, or as to the advisability of investing in securities generally or in the Funds particularly. Krane expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or Fund. Without limiting any of the foregoing, in no event shall Krane have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

NASDAQ Stock Market LLC Disclaimer

Shares of the Funds are not sponsored, endorsed or promoted by NASDAQ Stock Market LLC (“Nasdaq”). Nasdaq makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Indexes or the ability of the Underlying Indexes to track stock market performance. Nasdaq is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Nasdaq has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

Nasdaq does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Nasdaq makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. Nasdaq makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Nasdaq have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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NYSE Arca, Inc. Disclaimer

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca, Inc. (“NYSE Arca”). NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Index or the ability of the Underlying Indexes to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BATS Exchange Inc. Disclaimer

Shares of the Funds are not sponsored, endorsed or promoted by BATS Exchange Inc. (“BATS”). BATS makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of the Underlying Indexes or the ability of the Underlying Indexes to track stock market performance. BATS is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Indexes, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. BATS has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

BATS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. BATS makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. BATS makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall BATS have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

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Financial Highlights

The table that follows presents the financial highlights for each Fund that was operational as of the fiscal year ended March 31, 2017. The table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost, on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended March 31, 2017 has been derived from financial statements audited by KPMG LLP, the Trust’s independent registered public accounting firm, whose report, along with the financial highlights and financial statements, is included in the annual report to shareholders dated March 31, 2017, which is incorporated by reference herein and is available upon request.

The financial statements for the fiscal years/periods ended March 31, 2016, March 31, 2015 and March 31, 2014 were audited by the Trust’s prior independent registered public accounting firm.

No financial highlights are available for KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF or KraneShares MSCI One Belt Once Road Index ETF because these Funds had not commenced operations prior to the date of this Prospectus.

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Selected Per Share Data & Ratios

For the Year/Period Ended March 31

For a Share Outstanding Throughout Each Period

KraneShares CSI China Internet ETF	2017	2016	2015	2014(1)

Net Asset Value, Beginning of Period ($)	35.76	34.18	35.93	25.00
Net Investment Loss ($)*	(0.27)	(0.20)	(0.14)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments ($)	7.13	1.84	(1.32)	11.05
Total from Operations ($)	6.86	1.64	(1.46)	11.03
Distribution from Net Investment Income ($)	(0.30)	(0.06)	(0.29)	(0.06)
Distribution from Capital Gains ($)	—	—	—	(0.04)
Return of Capital ($)	(0.11)	—(2)	—	—
Total from Distributions ($)	(0.41)	(0.06)	(0.29)	(0.10)
Net Asset Value, End of Period ($)	42.21	35.76	34.18	35.93
Total Return (%)**	19.44	4.77	(4.09)	44.18
Net Assets End of Period ($) (000)	291,257	194,869	131,612	77,243
Ratio of Expenses to Average Net Assets (%)	0.81	0.72	0.71	0.68†
Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	0.81	0.72	0.71	0.68†
Ratio of Net Investment Loss to Average Net Assets (%)	(0.72)	(0.56)	(0.39)	(0.90)†
Portfolio Turnover (%)	35	27	43	8††

(1)	The Fund commenced operations on July 31, 2013.

(2)	Amount was less than $0.01 per share.

*	Per share data calculated using average shares method.

**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

†	Annualized.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “— “ are $0 or have been rounded to $0.

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Selected Per Share Data & Ratios

For the Year/Period Ended March 31

For a Share Outstanding Throughout Each Period

KraneShares E Fund China Commercial Paper ETF	2017	2016	2015(1)

Net Asset Value, Beginning of Period ($)	34.18	34.81	35.00
Net Investment Income ($)*	0.61	1.01	0.39
Net Realized and Unrealized Loss on Investments ($)	(1.96)	(1.39)	(0.35)
Total from Operations ($)	(1.35)	(0.38)	0.04
Distribution from Net Investment Income ($)	—	(0.21)	(0.23)
Distribution from Capital Gains ($)	—	(0.01)	—
Return of Capital ($)	(0.01)	(0.03)	—
Total from Distributions ($)	(0.01)	(0.25)	(0.23)
Net Asset Value, End of Period ($)	32.82	34.18	34.81
Total Return (%)**	(3.95)(2)	(1.11)	0.13
Net Assets End of Period ($) (000)	9,845	18,799	8,702
Ratio of Expenses to Average Net Assets (%)	0.95^	0.57^	0.60†^
Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	1.07^	0.69^	0.72†^
Ratio of Net Investment Income to Average Net Assets (%)	1.84^	2.92^	3.46†^
Portfolio Turnover (%)	—	717	—††

(1)	The Fund commenced operations on December 2, 2014.

(2)	Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.

*	Per share data calculated using average shares method.

**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

†	Annualized.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

Amounts designated as “— “ are $0 or have been rounded to $0.

148

Selected Per Share Data & Ratios

For the Year/Period Ended March 31

For a Share Outstanding Throughout Each Period

KraneShares FTSE Emerging Markets Plus ETF	2017	2016	2015(1)

Net Asset Value, Beginning of Period ($)	21.66	25.63	25.00
Net Investment Income (Loss) ($)*	0.37	0.29	—
Net Realized and Unrealized Gain (Loss) on Investments ($)	1.88	(3.86)	0.63
Total from Operations ($)	2.25	(3.57)	0.63
Distribution from Net Investment Income ($)	(0.70)	(0.35)	—
Distribution from Capital Gains ($)	(0.47)	(0.05)	—
Return of Capital ($)	(0.18)	—	—
Total from Distributions ($)	(1.35)	(0.40)	—
Net Asset Value, End of Period ($)	22.56	21.66	25.63
Total Return (%)**	11.24	(14.00)	2.52
Net Assets End of Period ($) (000)	2,256	2,166	2,563
Ratio of Expenses to Average Net Assets (%)	0.37‡‡	0.91‡	0.88†‡
Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	0.73‡‡	1.12‡	0.88†‡
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.70‡‡	1.27‡	(0.07)†‡
Portfolio Turnover (%)	25	1	8††

(1)	The Fund commenced operations on February 12, 2015.

*	Per share data calculated using average shares method.

**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

†	Annualized.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.

‡ ‡	The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year as reported in the Statement of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.

Amounts designated as “— “ are $0 or have been rounded to $0.

149

Selected Per Share Data & Ratios

For the Year/Period Ended March 31

For a Share Outstanding Throughout Each Period

KraneShares Zacks New China ETF (formerly, KraneShares CSI New China ETF)(2)#	2017	2016	2015	2014(1)

Net Asset Value, Beginning of Period ($)	28.02	34.20	31.42	25.00
Net Investment Income (Loss) ($)*	0.21	0.18	0.12	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments ($)	6.54	(3.21)	2.97	6.45
Total from Operations ($)	6.75	(3.03)	3.09	6.42
Distribution from Net Investment Income ($)	(0.33)	(0.25)	(0.31)	—
Distribution from Capital Gains ($)	—	(2.89)	—	—
Return of Capital ($)	(0.38)	(0.01)	—	—
Total from Distributions ($)	(0.71)	(3.15)	(0.31)	—
Net Asset Value, End of Period ($)	34.06	28.02	34.20	31.42
Total Return (%)**	24.54	(9.71)	9.92	25.70
Net Assets End of Period ($) (000)	3,406	2,803	3,421	3,143
Ratio of Expenses to Average Net Assets (%)	0.84	0.73	0.71	0.68†
Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)	0.84	0.73	0.71	0.68†
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.55	0.60	0.37	(0.15)†
Portfolio Turnover (%)	86	575	36	7††

(1)	The Fund commenced operations on July 22, 2013.

(2)	Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF.

*	Per share data calculated using average shares method.

**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

†	Annualized.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

#	After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7 in the “Notes to Financial Statements” in the Fund’s 2017 Annual Report). Per share data has been adjusted to reflect the share split.

Amounts designated as “— “ are $0 or have been rounded to $0.

150

Additional Information

Additional and more detailed information about the Fund is included in the SAI dated August 1, 2017. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or by emailing the SEC at the following address: publicinfo@sec.gov.

You may obtain a copy of the SAI or the Annual or Semi-Annual Reports or make inquiries, without charge by calling 1.855.857.2638, visiting www.kraneshares.com, or writing the Trust at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020. Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports. Also, in the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the Fund’s SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Fund, Krane or E Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction where such an offering is not lawful.

The Trust enters into contractual arrangements with various parties, including among others, the Fund's investment adviser, sub-adviser(s) (if applicable), distributor, custodian, and transfer agent who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Fund that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees, or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

The Trust’s Investment Company Act file number is 811-22698.

151

KraneShares Trust

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2017

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (KAGG)*

KraneShares CSI China Internet ETF (KWEB)**

KraneShares E Fund China Commercial Paper ETF (KCNY)*

KraneShares Emerging Markets Consumer Technology Index ETF (KEMQ)*

KraneShares FTSE Emerging Markets Plus ETF (KEMP)***

KraneShares MSCI China Environment Index ETF (KGRN)*

KraneShares MSCI One Belt One Road Index ETF (OBOR)*

KraneShares Zacks New China ETF (KFYP)*

*Shares of each Fund are or will be traded on the NYSE Arca, Inc.

** Shares of the Fund are traded on the NASDAQ Stock Market LLC.

*** Shares of the Fund are traded on the BATS Exchange Inc.

This Statement of Additional Information (“SAI”) relates to the above listed funds (collectively, the “Funds”), each a series of the KraneShares Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the current prospectus for the Funds, dated August 1, 2017, as it may be revised from time to time (the “Prospectus”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The audited financial statements with respect to the Fund for the most recent fiscal year are incorporated in this SAI by reference to the Trust’s March 31, 2017 Annual Report to Shareholders. A copy of the Prospectus, this SAI, and/or the most recent annual and semi-annual reports to shareholders may be obtained, without charge, by calling 1.855.857.2638, visiting www.kraneshares.com, or writing to the Trust at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on February 3, 2012 and is permitted to offer multiple, separate series (i.e., funds). As of the date of this SAI, the Trust offers nine separate funds, including the Funds and other funds not offered in this SAI. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Fund, except the KraneShares FTSE Emerging Markets Plus ETF, is a non-diversified series of the Trust. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). All payments received by the Trust for shares of any fund belong to that fund. Each fund will have its own assets and liabilities. Shares of each Fund will only be issued against full payment, as further described in the Prospectus and this Statement of Additional Information.

Krane Funds Advisors, LLC (“Krane” or the “Adviser”) serves as the investment adviser to the Funds and is responsible for continuously reviewing, supervising and administering the Funds’ investment program. E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as the investment sub-adviser to KraneShares E Fund China Commercial Paper ETF and is responsible for making investment decisions for that Fund’s assets and trading portfolio securities. SEI Investments Distribution Co. serves as the distributor (the “Distributor”) of the shares of the Funds.

Shares of each Fund (except for the KraneShares CSI China Internet ETF and KraneShares FTSE Emerging Markets Plus ETF) are or will be listed on NYSE Arca, Inc. (“NYSE”). Shares of KraneShares CSI China Internet ETF are listed on NASDAQ Stock Market LLC (“Nasdaq”) and shares of KraneShares FTSE Emerging Markets Plus ETF are listed on the BATS Exchange Inc. (“Bats”) (each, with respect to Funds listed thereon, the “Exchange”). Each Exchange is a national securities exchange and shares of each Fund trade throughout the day on the relevant Exchange and other secondary markets at market prices that may be below, at or about their net asset value (“NAV”) per share. As in the case of other publicly traded securities, brokers’ commissions on transactions in each Fund’s shares will be based on negotiated commission rates at customary levels.

The Funds issue and redeem shares at their NAV only in large blocks of shares (each, a “Creation Unit”). Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Shares are redeemable only in Creation Units and, generally, in exchange for cash or a basket of securities and a specified cash payment. Generally, only institutions or large investors purchase or redeem Creation Units.

Creation Units of the Funds may be issued in advance of the receipt of any required in-kind basket of securities subject to various conditions, including a requirement to maintain a cash deposit with the Trust that equals a percentage of the market value of the missing securities specified by the Funds. In cash transactions or for the cash portion of a creation or redemption of Creation Units, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with U.S. Securities and Exchange Commission (“SEC”) requirements applicable to management investment companies offering redeemable securities. Please see the “Creation and Redemption of Creation Units” section in this SAI for more detailed information.

1

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s principal investment strategies and risks are discussed in its Prospectus. The investment techniques discussed below and in the prospectus may, consistent with a Fund’s investment objectives and investment limitations, be used by a Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the investment techniques discussed below without changing its fundamental investment policies and without prior notice to shareholders. There is no assurance that a Fund’s strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objective.

Cash and Cash Equivalents

Each Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which a Fund may invest is rapidly rising. If a Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Fixed Income Securities

Each Fund may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below.

Credit Ratings. Credit risk is the risk that a borrower or issuer of a debt will be unable or unwilling to repay its obligation. Certain fixed income securities may be rated by a credit rating agency. Changes by such agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

U.S. Credit Ratings. The rating criteria and methodology used by U.S. rating agencies may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Chinese Credit Ratings. The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by most of the established international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by international credit rating agencies. The rating criteria and methodology used by Chinese credit ratings agencies also may not be fully transparent and such ratings may not accurately reflect the risk of investing in such instruments.

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

2

Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Debt Securities. Each Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

Corporate Debt Securities. Each Fund may invest in corporate debt securities. The selection of such securities will generally not be dependent on independent credit analysis or fundamental analysis performed by Krane or a Fund sub-adviser, if applicable. Each Fund may invest in all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. Each Fund may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security does not pay interest or principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered inherently speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

3

High Yield Securities. High yield securities are commonly referred to as “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. A Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and a Fund’s ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations in valuing these assets. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Companies that issue high yield bonds are often highly leveraged and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high-yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for high yield bonds, lowering their values and increasing their price volatility. The risk of issuer default is higher with respect to high yield bonds because such issues may be subordinated to other creditors of the issuer.

The credit rating of a high yield bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer’s financial condition. The lower the rating of a high yield bond, the more speculative its characteristics.

Unrated debt securities may face the same risks as high yield securities.

Commercial Paper

Each Fund may invest in commercial paper of U.S. or foreign issuers. U.S. commercial paper generally consists of unsecured short-term promissory notes with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs Chinese commercial paper that may be purchased by a Fund generally will have no more than one year of remaining maturity. A Fund may purchase commercial paper of any rating or that is unrated. Commercial paper issues in which a Fund may invest include securities issued by corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

Sovereign and Quasi-Sovereign Debt Obligations. Each Fund may invest in sovereign and quasi-sovereign debt obligations. Sovereign debt obligations are issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities, political subdivisions or by a supra-national organization. Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign or quasi-sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign and quasi-sovereign debt, and a Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

4

A sovereign or quasi-sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, politics, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign and quasi-sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign or quasi-sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign or quasi- sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Debt Securities Issued by the World Bank for Reconstruction and Development (“World Bank”). Each Fund may invest in debt securities issued by the World Bank. Debt securities issued by the World Bank may include high quality global bonds backed by member governments, including the United States, Japan, Germany, France and the United Kingdom, as well as in bonds in “non-core” currencies, including emerging markets and European accession countries, structured notes, and discount notes represented by certificates, in bearer form only, or in un-certified form (Book Entry Discount Notes) with maturities of 360 days or less at a discount, and in the case of Discount Notes, in certified form only and on an interest bearing basis in the U.S. and Eurodollar markets.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by federal agencies, such as those securities issued by Fannie Mae, are not guaranteed by the U.S. government. No assurance can be given that the U.S. government will provide financial support to such issuers since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. The Federal Housing Finance Agency (“FHFA”), in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party. Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

5

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are typically sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund’s shares.

Foreign Securities

Each Fund may invest a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks (including restrictions on the transfers of securities). With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries.

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Non-U.S. markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. markets generally have been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investments in non-U.S. securities may be less liquid and subject to more rapid and erratic price movements than comparable securities trading in the U.S. For example, non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. Foreign exchanges may be open on days when a Fund does not price its shares, thus, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. In addition, a Fund may change its creation or redemption procedures without notice in connection with restrictions on the transfer of securities. For more information on creation and redemption procedures, see “Creation and Redemption of Creation Units” herein.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, but restrictions on capital flows may be imposed.

Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Countries use these controls to restrict volatile movements of capital entering (inflows) and exiting (outflows) their country to respond to certain economic conditions. Such controls are mainly applied to short-term capital transactions to counter speculative flows that threaten to undermine the stability of the exchange rate and deplete foreign exchange reserves. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as a Fund). Capital controls may impact the ability of a Fund to create and redeem Creation Units, adversely affect the trading market for shares of a Fund, and cause shares of a Fund to trade at prices materially different from NAV. There can be no assurance that a country in which a Fund invests will not impose a form of capital control to the possible detriment of a Fund and its shareholders. A Fund may also be subject to delays in converting or transferring U.S. dollars to renminbi (“RMB”) for the purpose of purchasing PRC securities. This may hinder a Fund’s performance, since any delay could result in a Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments. Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

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Geographic Focus. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. To the extent a Fund focuses on a specific region, it will be more exposed to that region’s economic cycles, currency exchange rates, stock market valuations and political risks, among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia, can be interdependent and may be adversely affected by the same events. Set forth below for certain markets in which a Fund may invest are brief descriptions of some of the conditions and risks in each such market.

Investments in Emerging Markets Securities. A Fund may invest substantially all of its assets in markets that are considered to be “emerging.” Investing in securities listed and traded in emerging markets may be subject to additional risks associated with emerging market economies. Such risks may include: (i) greater market volatility, (ii) greater risk of asset seizures and capital controls, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) lower disclosure, corporate governance, auditing and financial reporting standards, (vii) fewer protections of property rights, (viii) restrictions on the transfer of securities or currency, and (ix) settlement and trading practices that differ from U.S. markets. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Asia. Investments in securities of issuers in Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.

Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war; in the recent past, these tensions have escalated. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities market. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.

Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.

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Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors. Their securities markets are not as developed as those of other countries and, therefore, are subject to additional risks such as trading halts.

Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Investments in Brazil. Brazil has experienced economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency, leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, fluctuations in commodity prices, significant public health concerns, and associated declines in tourism.

Investments in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. The economy of China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources.

Although the majority of productive assets in China are still owned by the Chinese government at various levels, the Chinese government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a high level of management autonomy. The economy of China has experienced significant growth in the past 20 years, but growth has been uneven both geographically and among various sectors of the economy. Economic growth has often been accompanied by periods of high inflation in China. The Chinese government has implemented various measures from time to time to control inflation and restrain the rate of economic growth.

For more than 20 years, the Chinese government has carried out economic reforms to achieve decentralization and utilization of market forces to develop the economy of China. These reforms have resulted in significant economic growth and social progress. There can, however, be no assurance that the Chinese government will continue to pursue such economic policies or, if it does, that those policies will continue to be successful. Any such adjustment and modification of those economic policies may have an adverse impact on the securities market in China, the portfolio securities of a Fund or a Fund itself. Further, the Chinese government may from time to time adopt corrective measures to control the growth of the Chinese economy which may also have an adverse impact on the capital growth and performance of a Fund. Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of a Fund’s portfolio securities. As the Chinese economy develops, its growth may slow significantly and sometimes unexpectedly. The laws, regulations, including the investment regulations allowing foreigners to invest in Chinese securities, government policies and political and economic climate in China may change with little or no advance notice. Any such change could adversely affect market conditions and the performance of the Chinese economy and, thus, the value of securities in a Fund’s portfolio.

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The Chinese government continues to be an active participant in many economic sectors through ownership positions and regulation. The allocation of resources in China is subject to a high level of government control. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and a Fund’s investments.

In addition, the Chinese economy is export-driven and highly reliant on trade. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact a Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy, and may introduce new laws and regulations that have an adverse effect on a Fund.

The performance of the Chinese economy may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Adverse changes to the economic conditions of its primary trading partners, such as the United States, Japan and South Korea, would adversely impact the Chinese economy and a Fund’s investments. Moreover, the slowdown in other significant economies of the world, such as the United States, the European Union (“EU”) and certain Asian countries, may adversely affect economic growth in China. An economic downturn in China would likely adversely a Fund’s investments.

The regulatory and legal framework for capital markets in China may not be as well developed as those of developed countries. Chinese laws and regulations affecting securities markets are relatively new and evolving, and enforcement of these regulations involve significant uncertainties. No assurance can be given that changes in such laws and regulations, their interpretation or their enforcement will not have a material adverse effect on their business operations or on a Fund.

Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. Accordingly, an investment in a Fund involves a risk of total loss. In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are characterized by relatively frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These risks may be more pronounced for the A Share market than for Chinese equity securities markets generally because the A Share market is subject to greater government restrictions and control, including the risk of nationalization or expropriation of private assets which could result in a total loss of an investment in a Fund.

Repatriations of gains and income on PRC securities may require the approval of China’s State Administration of Foreign Exchange (“SAFE”) and principal invested pursuant to the PRC securities quota may be subject to repatriation restrictions, depending on the license used and the period from remittance of funds into China.

Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission (“CSRC”) and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are substantially smaller, less liquid and more volatile than the major securities markets in the United States.

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The Shanghai Stock Exchange commenced trading on December 19, 1990, the Shenzhen Stock Exchange commenced trading on July 3, 1991 and the Hong Kong Stock Exchange commenced trading on April 2, 1986. The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-Shares and B-Shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-Shares and B-Shares. As of May 31, 2017, 412 companies issued A-Shares and 32 companies issued B-Shares. In China, the A-Shares and B-Shares of an issuer trade on one exchange. A-Shares and B-Shares may both be listed on either the Shanghai or Shenzhen Stock Exchange. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-Shares are traded on the Shanghai and Shenzhen Stock Exchanges in Chinese currency. B-Shares are traded on the Shenzhen and Shanghai Stock Exchanges in Hong Kong dollars and U.S. dollars, respectively.

Foreign investors had historically been unable to participate in the PRC securities market. However, in late 2002, Investment Regulations promulgated by the CSRC came into effect, which were replaced by the updated Investment Regulations (i.e., "Measures for the Administration of the Securities Investments of Qualified Foreign Institutional Investors in the PRC"), which came into effect on September 1, 2006, that provided a legal framework for certain Qualified Foreign Institutional Investors (“QFIIs”) to invest in PRC securities and certain other securities historically not eligible for investment by non-Chinese investors, through quotas granted by SAFE to those QFIIs which have been approved by the CSRC. The RMB QFII (“RQFII”) program was instituted in December 2011 and is substantially similar to the QFII program, but provides for greater flexibility in repatriating assets.

In November 2014, the PRC government launched the Shanghai-Hong Kong Stock Connect program, which allows investors with brokerage accounts in Hong Kong to invest in certain A-Shares without a RQFII or QFII license. A similar stock connect program, the Shenzhen-Hong Kong Stock Connect program, launched in November 2016.

In February 2016, the People’s Bank of China established a program that permits foreign investors to invest directly in securities traded on the Chinese Interbank Bond Market (“CIBM”), even without a RQFII or QFII license (“CIBM Program”). If a Fund participates in the CIBM Program, a PRC onshore settlement agent will be appointed for a Fund, which is required by the CIBM Program.

There is no guarantee that any quota received by Krane, a subadviser of a Fund to invest in PRC securities will not be modified or revoked in the future. Additionally, given that the PRC securities markets are considered volatile and unstable, the creation and redemption of Creation Units may also be disrupted. A participating dealer may not redeem or create Creation Units of a Fund for securities if it believes PRC securities are not available.

PRC Custodian and Dealer/Settlement Agent.

A Fund is responsible for selecting the PRC Dealer/Settlement Agent to execute transactions for a Fund in the PRC markets. Krane or a sub-adviser can currently only use a limited number of PRC Dealers/Settlement Agents and may use more than one PRC Dealer/Settlement Agent for accessing some securities. Should, for any reason, a Fund’s ability to use a given PRC Dealer/Settlement Agent be affected, this could disrupt the operations of a Fund and affect the ability of a Fund to track the underlying index, causing a premium or a discount to the trading price of a Fund’s shares. A Fund may also incur losses due to the acts or omissions of either the relevant PRC Dealer/Settlement Agent or the PRC Custodian in the execution or settlement of any transaction or in the transfer of any funds or securities. Subject to the applicable laws and regulations in the PRC, Krane or a sub-adviser will make arrangements to ensure that the PRC Dealers/Settlement Agents and PRC Custodian have appropriate procedures to properly safe-keep a Fund’s assets.

According to the applicable Chinese regulations and market practice, the securities and cash accounts for a Fund held in the PRC pursuant to a RQFII or QFII license are to be maintained in the joint names of Krane or a sub-adviser as the QFII or RQFII holder and the Fund. Krane or a sub-adviser may not use the account for any other purpose than for maintaining a Fund’s assets. However, given that the securities trading account will or would be maintained in the joint names of Krane or a sub-adviser and the Fund, the Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Fund. In particular, there is a risk that creditors of Krane or a sub-adviser may assert that the securities are owned by Krane or the sub-adviser and not the Fund, and that a court would uphold such an assertion, in which case creditors of Krane or the sub-adviser could seize assets of the Fund. Because Krane or a sub-adviser’s PRC securities quota would be in the name of Krane or the sub-adviser and the Fund, there is also a risk that regulatory actions taken against Krane or the sub-adviser by PRC government authorities may affect the Fund.

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Investors should note that cash deposited in the cash account of a Fund with the PRC Custodian will not be segregated but will be a debt owing from the PRC Custodian to a Fund as a depositor. Such cash will be co-mingled with cash belonging to other clients of the PRC Custodian. In the event of bankruptcy or liquidation of the PRC Custodian, a Fund will not have any proprietary rights to the cash deposited in such cash account, and a Fund will become an unsecured creditor, ranking pari passu with all other unsecured creditors, of the PRC Custodian. A Fund may face difficulty and/or encounter delays in recovering such debt, or may not be able to recover it in full or at all, in which case a Fund will suffer losses.

In the event of any default of either the relevant PRC Dealer/Settlement Agent or the PRC Custodian (directly or through its delegate) in the execution or settlement of any transaction or in the transfer of any funds or securities in the PRC, a Fund may encounter delays in recovering its assets which may in turn adversely impact the NAV of that Fund.

Specific Risks of Investing in the A-Shares Market

The Funds may invest in A-Shares through a RQFII or QFII license from CSRC and an A-Shares quota from SAFE, the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program, and other investment companies, including exchange-traded funds (“ETFs”) advised by Krane and sub-advised by a licensed RQFII, that invest in A-Shares directly. The Shanghai-Hong Kong Stock Connect and Shenzhen-Hong Kong Stock Connect programs are exceptions to Chinese law, which generally restricts restricting foreign investment in A Shares. These programs are novel. Chinese regulators may alter or eliminate these programs at any time.

Because restrictions continue to exist and capital therefore cannot flow freely into and out of the A-Share market, it is possible that in the event of a market disruption, the liquidity of the A-Share market and trading prices of A-Shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. A Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-Share market and the short-term and long-term prospects of its investments in the A-Share market. In the event that a Fund invests in A-Shares directly, a Fund may incur significant losses, or may not be able fully to implement or pursue its investment objectives or strategies, due to investment restrictions on RQFIIs and QFIIs, illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. A-Shares may become subject to frequent and widespread trading halts.

The Chinese government has in the past taken actions that benefitted holders of A-Shares. As A-Shares become more available to foreign investors, such as a Fund, the Chinese government may be less likely to take action that would benefit holders of A-Shares. In addition, there is no guarantee that an A-Shares quota will be sufficient for a Fund’s intended scope of investment.

The regulations which apply to investments by RQFIIs and QFIIs, including the repatriation of capital, are relatively new. The application and interpretation of such regulations are therefore relatively untested. In addition, there is little precedent or certainty evidencing how such discretion may be exercised now or in the future; and even if there were precedent, it may provide little guidance as PRC authorities would likely continue to have broad discretion.

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If a Fund obtains a QFII or RQFII license to invest in A-Shares, Krane and/or a sub-adviser will be required to transfer the entire investment principal for its A-Share quota into a local sub-custodian account within such time period as specified by SAFE (up to six months). Following this, investment capital will be subject to an initial lock-up period (currently three months if a Fund is deemed to be an “open end fund” under Chinese regulations), during which the assets may not be repatriated to the United States, even if they are never invested in A-Shares. Following that time, investment principal and earnings may generally only be repatriated with the approval of SAFE, although up to $50 million may be repatriated each week without SAFE approval if a Fund is deemed to be an “open end fund” under Chinese regulations. These limitations on repatriation of a Fund’s assets, if a Fund becomes subject to them, may adversely affect a Fund’s ability to meet redemption requests and/or may cause a Fund to borrow money in order to meet its obligations. These limitations may also prevent a Fund from making certain distributions to shareholders.

Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of a Fund’s portfolio investments could have an adverse effect on a Fund’s ability to meet redemption requests.

If a Fund invests in A-Shares directly through a QFII or RQFII license, it would be required to select a PRC sub-custodian for its investments in A-Shares, which is a mainland commercial bank qualified as a custodian for QFIIs (“PRC custodian”). Given that the securities in an A-Shares trading account would be maintained in the joint names of Krane or a sub-adviser and a Fund, a Fund’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of a Fund. In particular, there is a risk that creditors of such Krane or a sub-adviser may assert that the securities are owned by Krane or the sub-adviser and not the Fund, and that a court would uphold such an assertion, in which case creditors of Krane or the sub-adviser could seize assets of the Fund. There would also be a risk that regulatory actions taken against such Krane or the sub-adviser might affect the Fund.

The Chinese government limits foreign investment in the securities of certain Chinese issuers and prohibits certain investments entirely. For example, no single underlying foreign investor investing through a QFII may hold more than 10% of the total outstanding shares in one listed company and all foreign investors investing through QFIIs (e.g., a Fund) may not hold, in aggregate, more than 20% of the total outstanding shares in one listed company. Such limits may not apply where foreign investors make strategic investment in listed companies in accordance with the Measures for the Administration of Strategic Investments in Listed Companies by Foreign Investors. Any restrictions or limitations could have adverse effects on the liquidity and performance of a Fund’s holdings, which would increase the risk of tracking error and, at the worst, result in a Fund not being able to achieve its investment objective.

Regulations adopted by the CSRC and SAFE specify that all A-Shares purchased or sold through a QFII or RQFII license must be executed through one of three specified brokers per exchange. Currently, only one PRC broker is typically used per exchange in the PRC. Should a Fund’s ability to use the relevant PRC broker be affected for any reason, it could disrupt the operations of a Fund, causing a premium or discount in the trading price of a Fund’s shares relative to NAV. A Fund may also incur losses due to the acts or omissions of the PRC broker in the execution of any transaction or the transfer of funds or securities. In addition, limiting transactions to one PRC broker may result in higher brokerage commissions paid by a Fund.

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If a Fund purchases A-Shares through a QFII or RQFII license, a Fund, per Chinese regulations, would be required to maintain its securities and cash accounts in the PRC in the joint names of a Fund and the QFII or RQFII holder. Although the accounts cannot be used for any purpose other than maintaining a Fund’s assets, such assets may not be as well protected as they would be if they were registered and held solely in the name of a Fund. In particular, there is a risk that creditors of the QFII or RQFII holder may seek to assert ownership in the event of such entity’s bankruptcy or the like. Adverse actions taken against the QFII or RQFII holder may also adversely impact the accounts.

If a Fund purchases A-Shares through a QFII or RQFII license, cash deposited in the cash account of a Fund with the PRC custodian would not normally be, in fact, segregated for the benefit of a Fund, but will likely be deemed a general debt of the PRC custodian owing to a Fund as depositor. Such cash accordingly would be commingled with the cash of other clients of the PRC custodian. In the event of such custodian’s bankruptcy or the like, it is unlikely that a Fund would have proprietary rights to the cash it deposited. Instead, a Fund would likely become an unsecured creditor, ranking pari passu with all other unsecured creditors of the custodian. A Fund may face delays in recovering the cash and may be unable to recover it at all.

In addition to investing directly in A-Shares, a Fund may seek exposure to China A-Shares by investing in depositary receipts, H shares or B-Shares on the component securities. Further, the A Shares market may behave very differently from the B-Shares, H-Shares, and N-Shares and there may be little to no correlation between the performances of them. A Fund may also use derivatives or invest in ETFs that provide comparable exposures. If necessary, a Fund may suspend the sale of shares in Creation Units until it is determined that the requisite exposure to the component securities of the underlying index is obtainable. During the period that creations are suspended, Fund shares may trade at a significant premium or discount to net asset value (the “NAV”). Alternatively, a Fund may change its investment objective and track another index of Chinese-related stocks. In extreme circumstances beyond the control of a Fund, a Fund may incur significant losses due to limited investment capabilities, including based on the illiquidity of the Chinese securities markets, or delay or disruption in execution or settlement of trades. A-Shares may be subject to more frequent and/or extended trading halts than other exchange-traded securities.

Tax Risk. Per a circular (Caishui [2014] 79), the Funds are expected to be temporarily exempt from the capital gains PRC WHT on trading in A-Shares as of November 17, 2014. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, the Funds may be subject to such taxes in the future. If the Funds expect such WHT on trading in A-Shares to be imposed, they reserve the right to establish a reserve for such tax. If a Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated a Fund’s payment of it.

When the QFIIs and RQFIIs transfer A-Shares and B-Shares, PRC Stamp Duty is currently imposed on the seller but not on the purchaser, at a rate of 0.1% on the transacted value. In addition, under the current PRC Business Tax (“BT”) Law, which came into effect on January1, 2009, taxpayer would be subject to PRC BT at a rate of 5% in respect of capital gains derived from the trading of A-Shares. However, Caishui [2005] 155 grants BT exemption to QFIIs in respect of their gains derived from the trading of PRC securities (including A-Shares) The new BT Law, which came into effect on January 1, 2009, has not changed this exemption treatment at the time of this Prospectus. However, it is not clear whether a similar exemption would be extended to RQFIIs. Dividend income or profit distributions on equity investment derived from China are not included in the taxable scope of BT.

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Urban maintenance and construction tax (currently at the rate ranging from 1% to 7%), educational surcharges (currently at the rate of 3%) and local educational surcharges (currently at the rate of 2%) are imposed based on the business tax liabilities.

Investments in swaps and other derivatives may be subject to special U.S. federal income tax rules that could adversely affect the character, timing and amount of income earned by a Fund (e.g., by causing amounts that would be capital gain to be taxed as ordinary income or to be taken into income earlier than would otherwise be necessary). Also, a Fund may be required to periodically adjust its positions in its swaps and derivatives to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in the securities themselves. For example, swaps in which a Fund may invest may need to be reset on a regular basis in order to maintain compliance with the Investment Company Act of 1940, as amended (the “1940 Act”), which may increase the likelihood that a Fund will generate short-term capital gains. In addition, because the application of these special rules may be uncertain, it is possible that the manner in which they are applied by a Fund may be determined to be incorrect. In that event, a Fund may be found to have failed to maintain its qualification as a RIC or to be subject to additional U.S. tax liability. Moreover, a Fund may make investments, both directly and through swaps or other derivative positions, in companies classified as passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. Investments in PFICs are subject to special tax rules which may result in adverse tax consequences to a Fund and its shareholders.

Currency, Capital Controls and Currency Conversion Risk. Economic conditions and political events may lead to foreign government intervention and the imposition of additional or renewed capital controls in China, which may impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, and limit a Fund’s ability to pay redemptions, and cause a Fund to decline in value. Although the RMB is not presently freely convertible, there is no assurance that repatriation restrictions will not be (re-)imposed in the future. Because each Fund’s NAV is determined on the basis of U.S. dollars, a Fund may lose value if the RMB depreciates against the U.S. dollar, even if the local currency value of a Fund’s holdings goes up. A Fund may also be subject to delays in converting or transferring U.S. dollars to RMB for the purpose of purchasing A Shares. This may hinder its performance, including because any delay could result in the Fund missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag.

China B-Shares. The Funds may invest in shares of companies incorporated in mainland China that are traded in the mainland B-Share markets. B-Shares were originally intended to be available only to foreign investors or foreign institutions. However, since February 2001, B-Shares have been available to domestic individual investors who trade through legal foreign currency accounts. Unlike prices in the A-Share market, the prices of B-Shares are quoted in foreign currencies. The B-Share market commenced operations in April 1991 and was originally opened exclusively for foreign investors. In 2001, the B-Share market opened to Chinese domestic individual investors as well. However, Chinese domestic individual investors must trade with legal foreign currency accounts. The China B-Share market is composed of the Shanghai Stock Exchange (which settles in U.S. dollars) and the Shenzhen Stock Exchange (which settles in Hong Kong dollars). The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. As of May 31, 2017, the China B-Share market had approximately 20 issuers and a market capitalization significantly lower than the A-Share market. The A-Shares market may behave very differently from the B-Shares market, and there may be little to no correlation between the performance of the two.

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China H-Shares. The Funds may invest in shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. H-Shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and must meet Hong Kong’s listing and disclosure requirements. H-Shares may be traded by foreigners and offer a vehicle to foreigners to gain exposure to Chinese securities. Because they are traded on the Hong Kong Stock Exchange, H-Shares involve a number of risks not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include the risk of nationalization or expropriation; greater social, economic and political uncertainty; increased competition from Asia’s other low-cost emerging economies; currency exchange rate fluctuations; higher rates of inflation; controls on foreign investment and limitations on repatriation of invested capital; and greater governmental involvement in and control over the economy. Fluctuations in the value of the Hong Kong dollar will affect a Fund’s holdings of H-Shares. The Hong Kong stock market may behave very differently from the domestic Chinese stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the domestic Chinese stock market.

China N-Shares. The Funds may invest in shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or Nasdaq. N-Shares are traded in U.S. dollars. N-Shares are issued by companies incorporated anywhere, but many are registered in Bermuda, the Cayman Islands, the British Virgin Islands, or the United States. Because companies issuing N-Shares often have business operations in China, they are subject to certain political and economic risks in China.

P-Chip Companies. The Funds may invest in shares of companies with controlling private Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. These businesses are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H-Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. Private Chinese companies may be more indebted, more susceptible to adverse changes in the economy, subject to asset seizures and nationalization, and negative political or legal developments.

Red Chip Companies. The Funds may invest in shares of companies with controlling Chinese shareholders that are incorporated outside mainland China, have a majority of their business operations in mainland China, and listed on the Hong Kong Stock Exchange. These businesses are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

S Chip Companies. A Fund may invest in shares of companies with business operations in mainland China and listed on the Singapore Exchange. S Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

Disclosure of Interests and Short Swing Profit Rule. The Funds may be subject to shareholder disclosure of interest regulations promulgated by the CSRC. These regulations currently require a Fund to make certain public disclosures when a Fund and parties acting in concert with a Fund acquire 5% or more of the issued securities of a listed company. If the reporting requirement is triggered, a Fund will be required to report information which includes, but is not limited to: (a) information about a Fund and the type and extent of its holdings in the company; (b) a statement of a Fund’s purposes for the investment and whether a Fund intends to increase its holdings over the following 12-month period; (c) a statement of a Fund’s historical investments in the company over the previous six months; (d) the time of, and other information relating to, the transaction that triggered a Fund’s holding in the listed company reaching the 5% reporting threshold; and (e) other information that may be required by the CSRC or the stock exchange. Additional information may be required if a Fund and its concerted parties constitute the largest shareholder or actual controlling shareholder of the listed company. The report must be made to the CSRC, the stock exchange, the invested company, and the CSRC local representative office where the listed company is located. A Fund would also be required to make a public announcement through a media outlet designated by the CSRC. The public announcement must contain the same content as the official report.

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The relevant PRC regulations presumptively treat all affiliated investors and investors under common control as parties acting in concert. As such, under a conservative interpretation of these regulations, a Fund may be deemed as a “concerted party” of other funds managed by Krane, a sub-adviser or their affiliates and therefore may be subject to the risk that a Fund’s holdings may be required to be reported in the aggregate with the holdings of such other funds should the aggregate holdings trigger the reporting threshold under the PRC law.

If the 5% shareholding threshold is triggered by a Fund and parties acting in concert with the Fund, the Fund would be required to file its report within three days of the date the threshold is reached. During the time limit for filing the report, a trading freeze applies and the Fund would not be permitted to make subsequent trades in the invested company’s securities. Any such trading freeze may impair the ability of the Fund to achieve its investment objective and undermine the Fund’s performance, if a Fund would otherwise make trades during that period but is prevented from doing so by the regulation.

Once a Fund and parties acting in concert reach the 5% trading threshold as to any listed company, any subsequent incremental increase or decrease of 5% or more will trigger a further reporting requirement and an additional three-day trading freeze, and also an additional freeze on trading within two days of a Fund’s report and announcement of the incremental change. These trading freezes may undermine a Fund’s performance as described above. Also, Shanghai Stock Exchange requirements currently require a Fund and parties acting in concert, once they have reach the 5% threshold, to disclose whenever their shareholding drops below this threshold (even as a result of trading which is less than the 5% incremental change that would trigger a reporting requirement under the relevant CSRC regulation). CSRC regulations also contain additional disclosure (and tender offer) requirements that apply when an investor and parties acting in concert reach thresholds of 20% and greater than 30% shareholding in a company.

Subject to the interpretation of PRC courts and PRC regulators, the operation of the PRC short swing profit rule may be applicable to the trading of a Fund with the result that where the holdings of a Fund and the concerted parties exceed 5% of the total issued shares of a listed company, the Fund may not reduce its holdings in the company within six months of the last purchase of shares of the company. If a Fund’s holdings are aggregated with other investors deemed as acting as concert parties of a Fund, a Fund will be subject to these restrictions even though it may not have caused or benefited by the activity. If a Fund violates the rule, it may be required by the listed company to return any profits realized from such trading to the listed company. In addition, the rule limits the ability of a Fund to repurchase securities of the listed company within six months of such sale. Moreover, under PRC civil procedures, a Fund’s assets may be frozen to the extent of the claims made by the company in question. These risks may greatly impair the performance of a Fund.

Investments in Eastern Europe. Emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the European Monetary Union. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments, including those relating to Russia.

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Investments in Hong Kong. The Funds may invest in securities listed and traded on the Hong Kong Stock Exchange. In addition to the risks of investing in non-U.S. securities, investing in securities listed and traded in Hong Kong involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) currency exchange rate fluctuations and the lack of available currency hedging instruments; (vi) higher rates of inflation; (vii) controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; (viii) greater governmental involvement in and control over the economy; (ix) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (x) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (xi) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (xii) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xiii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiv) the fact that the settlement period of securities transactions in foreign markets may be longer; (xv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xvi) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvii) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xviii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xix) the risk that certain companies in a Fund’s underlying index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.

Investments in Hong Kong are also subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in a Fund involves risk of a total loss. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. These and other factors could have a negative impact on a Fund’s performance.

Investments in India. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

The Indian government exercises significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform could have a significant effect on the economy and a Fund’s investments in India. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of a Fund to repatriate its income and capital.

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Founders and their families control many Indian companies. Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which a Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause a Fund’s investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

Religious, cultural and border disputes persist in India. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the results could destabilize the economy and, consequently, adversely affect a Fund’s investments. Both India and Pakistan have tested nuclear weapons, and the threat of deploying such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Investments in Indonesia. Indonesia is subject to a considerable degree of economic, political and social instability. Indonesia has experienced currency devaluations, substantial rates of inflation, widespread corruption and economic recessions. Indonesia is considered an emerging market, and its securities laws are unsettled. Judicial enforcement of contracts with foreign entities is inconsistent and, as a result of pervasive corruption, subject to the risk that cases will not be judged impartially. Indonesia has a history of political and military unrest and has recently experienced acts of terrorism that have targeted foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy. Additionally, Indonesia has faced violent separatist movements on the islands of Sumatra and Timor, as well as outbreaks of violence amongst religious and ethnic groups. Although the Indonesian government has recently revised policies intended to coerce cultural assimilation of ethnic minorities, a history of discrimination, official persecution, and populist violence continues to heighten the risk of economic disruption in Indonesia due to ethnic tensions. In addition, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States.

Investments in Latin America. Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises and defaults, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. For example, the government of Brazil imposes a tax on foreign investment in Brazilian stocks and bonds, which may affect the value of a Fund’s investments in Brazilian issuers. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

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Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact a Fund’s investments. Most countries have been forced to restructure their loans or risk default on their debt obligations. Interest on debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Governments may be forced to reschedule or freeze their debt repayment, which could negatively affect local markets.

Investments in Middle East. Many Middle Eastern are prone to political turbulence, which may have an adverse impact on a Fund. Many economies in the Middle East are highly reliant on income from the sale of oil or trade with countries involved in the sale of oil, and their economies are therefore vulnerable to changes in the market for oil and foreign currency values. As global demand for oil fluctuates, many Middle Eastern economies may be significantly impacted.

In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less well capitalized than brokers in the United States.

The legal systems in certain Middle Eastern countries also may have an adverse impact on a Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. A Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals.

The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of a Fund. For example, in certain of these countries, a Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of a Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which a Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled.

Substantial limitations may exist in certain Middle Eastern countries with respect to a Fund’s ability to repatriate investment income or capital gains. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to a Fund of any restrictions on investment.

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Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which a Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. A Fund, as an investor in such issuers, will be indirectly subject to those risks.

Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities or defense concerns, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. Recently, many Middle Eastern countries have experienced political, economic and social unrest as protestors have called for widespread reform. These protests may adversely affect the economies of these Middle Eastern countries.

Investments in Russia. Russia has experienced political and economic turbulence and has endured decades of communist rule under which its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the task of stabilizing and modernizing its economy. Investors in Russia have experienced significant losses due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital invested. There is no assurance that similar losses will not recur. The current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors.

The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, Eastern European markets remain relatively underdeveloped and can be particularly sensitive to political and economic developments; adverse events in Eastern European countries may greatly impact the Russian economy.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose share registration through fraud or negligence. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities a Fund has delivered or a Fund’s inability to complete its contractual obligations because of theft or other reasons.

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Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or punitive taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of the new tax laws. The Russian securities market is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside the stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, little information is available to investors. As a result, it may be difficult to assess the value of an investment in Russian companies. Because of the recent formation of the Russian securities market and the underdeveloped state of the banking and telecommunications systems, securities transactions are subject to significant risks.

As a result of events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in Russian companies, prohibiting a Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations.

For these or other reasons, a Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for a Fund to dispose of its securities or to determine its net asset value. A Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, a Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, a Fund could experience substantial redemptions, which may cause a Fund to experience increased transaction costs and make greater taxable distributions to shareholders of a Fund. A Fund could liquidate all or a portion of its assets, which may be at unfavorable prices. A Fund may also change its investment objective by, for example, seeking to track an alternative index.

Investments in South Africa. South Africa’s two-tiered economy, with one rivaling developed countries and the other exhibiting many characteristics of developing countries, is characterized by uneven distribution of wealth and income and high rates of unemployment. This may cause civil and social unrest, which could adversely impact the South African economy. Ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. In addition, South Africa has experienced high rates of human immunodeficiency virus (HIV) and HIV remains a prominent health concern. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. South Africa’s inadequate currency reserves have left its currency vulnerable, at times, to devaluation. South Africa has privatized or has begun the process of privatization of certain entities and industries. In some instances, investors in certain newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or to changing regulatory and legal standards. There is no assurance that such losses will not recur. Despite significant reform and privatization, the South African government continues to control a large share of South African economic activity. Heavy regulation of labor and product markets is pervasive and may stifle South African economic growth or cause prolonged periods of recession. The agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. Moreover, the South African economy is heavily dependent upon the economies of Europe, Asia (particularly Japan) and the United States. Reduction in spending by these economies on South African products and services or negative changes in any of these economies may cause an adverse impact on the South African economy. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other defense concerns. These situations may cause uncertainty in the South African market and may adversely affect the South African economy.

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Investments in South Korea. The South Korean economy is heavily dependent on trading exports and on the economies of other Asian countries, especially China or Southeast Asia, and the United States as key trading partners. Distributions in trade activity, reductions in spending by these economies on South Korean products and services or negative changes in any of these economies may have an adverse impact on the South Korean economy. Furthermore, South Korea’s economy may be impacted by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Finally, South Korea’s economic growth potential has recently been on a decline due to, among other factors, a rapidly aging population and structural problems.

Substantial tensions with North Korea may cause further uncertainty in the political and economic climate of South Korea. North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war. Recent events involving the North Korean military have escalated tensions between North and South Korea. Any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

Investments in Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, remains problematic and is unlikely to be settled in the near future. China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. This continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in China or Taiwan, or make such investments impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of a Fund’s investments in both countries and the region. In addition, certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic events in any one country may have a significant economic effect on the entire Asian region and any adverse events in the Asian markets may have a significant adverse effect on Taiwanese companies.

Taiwan’s growth has been export-driven to a significant degree. As a result, Taiwan is affected by changes in the economies of its main trading partners. If growth in the export sector declines, future growth will be increasingly reliant on domestic demand. Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. Any fluctuations or shortages in the commodity markets could have a negative impact on Taiwan’s economy. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

Investments in United Kingdom. In a referendum held on June 23, 2016, citizens of the United Kingdom voted to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Consequently, the United Kingdom government may, pursuant to the Treaty of Lisbon (the “Treaty”), give notice of its withdrawal and enter into negotiations with the EU Council to agree to terms for the United Kingdom’s withdrawal from the EU. The Treaty provides for a two-year negotiation period, which may be shortened or extended by agreement of the parties. During, and possibly after, this period there is likely to be considerable uncertainty as to the position of the United Kingdom and the arrangements that will apply to its relationships with the EU and other countries following its anticipated withdrawal. This uncertainty may affect other countries in the EU, or elsewhere, including issuers located in emerging market countries, if they are considered to be impacted by these events.

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The United Kingdom has one of the largest economies in Europe, and member countries of the EU are substantial trading partners of the United Kingdom. The City of London’s economy is dominated by financial services, some of which may have to move outside of the United Kingdom post-referendum (e.g., currency trading, international settlement). Under the referendum, banks may be forced to move staff and comply with two separate sets of rules or lose business to banks in Europe. Furthermore, the referendum creates the potential for decreased trade, the possibility of capital outflows, devaluation of the pound sterling, the cost of higher corporate bond spreads due to uncertainty, and the risk that all the above could damage business and consumer spending as well as foreign direct investment. As a result of the referendum, the British economy and its currency may be negatively impacted by changes to its economic and political relations with the EU.

The impact of the referendum in the near- and long-term is still unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.

Currency Transactions

The Funds may enter into foreign currency forward and foreign currency futures contracts.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

Foreign Currency Futures Contracts. A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, specialized and technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of the underlying index and may lower a Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, a Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

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Foreign Exchange Spot Transactions. The Funds may settle trades of holdings denominated in foreign currencies on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market. A foreign exchange spot transaction, also known as FX spot, is an agreement between two parties to buy one currency against selling another currency at an agreed price for settlement on the spot date. The exchange rate at which the transaction is done is called the spot exchange rate. Unlike forward foreign currency exchange contracts and foreign currency futures contracts, which involve trading a particular amount of a currency pair at a predetermined price at some point in the future, the underlying currencies in a spot FX are exchanged following the settlement date.

Equity Securities

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of a Fund to fluctuate. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Funds may purchase equity securities traded on exchanges or the over-the-counter (“OTC”) market. The Funds may invest in the types of equity securities described in more detail below.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, a Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Rights. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Depositary Receipts. The Funds may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar-denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects a Fund from the foreign settlement risks described below.

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Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Depositary receipts may be unregistered and unlisted. A Fund’s investments may also include ADRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. A Fund will determine the liquidity of such investments pursuant to guidelines established by a Fund’s Board of Trustees. If a particular investment in such ADRs is deemed illiquid, that investment will be included within a Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Fund’s decision to sell these types of ADRs and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Real Estate Investment Trusts. The Funds may invest in the securities of real estate investment trusts (“REITs”). Risks associated with investments in securities of REITs include decline in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash-flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Code and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate. Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including a Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of a Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in a Fund's fee table.

Derivatives

The Funds may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, including index futures, options on futures contracts, structured notes, and swap contracts. A Fund’s use of derivative instruments will be collateralized by investments in short term, high-quality U.S. money market securities.

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With respect to certain kinds of derivative transactions entered into by a Fund that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable forward contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, a Fund may set aside liquid assets in an amount equal to a Fund’s daily marked-to-market (net) obligation (i.e., a Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” a Fund may set aside liquid assets in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. A Fund reserves the right to modify its asset segregation policies in the future consistent with applicable law. A Fund’s use of derivatives may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for qualification as a regulated investment company for U.S. federal tax purposes.

Swap Contracts. The Funds may enter into swap contracts, including interest rate swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional differences among two or more currencies. Swap contracts may be used to hedge or achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. A Fund may also use swap contracts to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap contracts will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap contracts may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

To the extent a Fund transacts in commodity interests (e.g., futures contracts, swap agreements, non-deliverable forward contracts), it will do so only in accordance with Rule 4.5 of the Commodity Futures Trading Commission (“CFTC”). Krane, on behalf of each Fund, has filed or will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”).

Futures, Options and Options on Futures Contracts. The Funds may enter into U.S. or foreign futures contracts and options and options on futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

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The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. A Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Fund as to anticipated trends, which predictions could prove to be incorrect.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of a Fund. The potential for loss related to writing options is unlimited.

Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Structured Notes and Securities. The Funds may invest in structured instruments, including, without limitation, participation notes, certificates and warrants and other types of notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index. Structured instruments may be derived from or based on a single security or securities, an index, a commodity, debt issuance or a foreign currency (a “reference”), and their interest rate or principal may be determined by an unrelated indicator. Structured securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the value of the structured security at maturity, or in the interest rate of the structured security. Structured securities may entail a greater degree of risk than other types of securities because a Fund bears the risk of the reference in addition to the risk that the counterparty to the structured security will be unable or unwilling to fulfill its obligations under the structured security to a Fund when due. A Fund bears the risk of loss of the amount expected to be received in connection with a structured security in the event of the default or bankruptcy of the counterparty to the structured security. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of a Fund) having an aggregate value in excess of 10% of the value of the total assets of a Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) a Fund owns more than 3% of the other investment company’s voting stock or (ii) a Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. Section 12(d)(1) does not limit investments by investment companies in investment companies that are part of the same group of investment companies, subject to certain conditions.

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Section 12(d)(1)(G) of the 1940 Act, however, permits a fund, subject to certain conditions, to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 permits acquiring funds to make investments in addition to affiliated funds under certain circumstances including: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies and (3) affiliated and unaffiliated money market funds. In addition to investments permitted by Section 12(d)(1)(G) and Rule 12d1-2, a Fund may invest in derivatives, subject to certain conditions, pursuant to SEC staff interpretations.

If a Fund invests in, and thus, is a shareholder of, another investment company, a Fund’s shareholders will indirectly bear a Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by a Fund to a Fund’s own investment adviser and the other expenses that a Fund bears directly in connection with a Fund’s own operations.

Consistent with the restrictions discussed above, a Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and business development companies (“BDCs”). For example, a Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers.

The main risk of investing in other investment companies is that a Fund will be exposed to the risks of the investments held by the other investment companies. The market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investment companies may not replicate exactly the performance of their specific index because of transaction costs, and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

Krane and a sub-adviser are subject to a conflict of interest in allocating a Fund’s assets to investment companies from which they or their affiliates receive compensation or other benefits.

PRC Cash Sweep Program. KraneShares E Fund China Commercial Paper ETF intends to utilize a cash sweep program (the “Cash Sweep Program”). In the Cash Sweep Program, at least a portion of the Fund’s uninvested cash balances is expected to be used to purchase shares of funds that are registered in China, but not in the U.S., and that provide daily liquidity, including the E Fund Money Market Fund. The Fund may also invest in other similar investment companies that are registered in China and provide daily liquidity (collectively, the “PRC Investment Companies”). The Fund’s investments in the PRC Investment Companies will, in conjunction with other investments in investment companies (other than U.S. money market funds), be subject to the Section 12(d)(1) restrictions described above. The PRC Investment Companies are intended to provide liquidity, increased diversity of holdings, and a return on investment that is similar to the return on investments in underlying index constituents. Investments in the PRC Investment Companies are subject to the risks faced by them, which include credit risk, interest rate risk, currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds and the Fund, therefore, will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies. In addition, E Fund is subject to conflicts of interest in allocating Fund assets to PRC Investment Companies that are sponsored by E Fund to the extent that E Fund will be paid a management fee both by the Fund and by the PRC Investment Companies.

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Tracking Error

The Funds may experience tracking error. A number of factors may contribute to a Fund’s tracking error. For example, the following factors may affect the ability of a Fund to achieve correlation with the performance of the underlying index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the underlying index and/or securities not included in the underlying index; (4) an imperfect correlation between the performance of instruments held by a Fund, such as swaps, futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the underlying index that are not disseminated in advance; (9) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the foreign market on which foreign securities are traded and the time a Fund prices its shares; or (11) early or unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of a Fund to execute intended portfolio transactions. To the extent a Fund engages in fair value pricing, the day-to-day correlation of a Fund’s performance may tend to vary from the closing performance of the underlying index.

Borrowing

The Funds may borrow money to the extent permitted by the 1940 Act. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of a Fund will increase more when a Fund’s portfolio assets increase in value and decrease more when a Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit, which would further increase the cost of borrowing. Under adverse conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

Although it has not entered into any sort of credit facility, a Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous, and for temporary or emergency purposes, such as trade settlements and as necessary to distribute to shareholders any income required to maintain the Fund’s status as a RIC. In this regard, a Fund may enter into a credit facility to borrow money for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income required to maintain a Fund’s status as a RIC. Such borrowing is not for investment purposes and will be repaid by a Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, a Fund, within three days (not including Sundays and holidays), will reduce the amount of a Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

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In addition to the foregoing, the Funds are authorized to borrow money for extraordinary or emergency purposes. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Bank Deposits and Obligations

The Funds may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in a Fund. All investments in deposits and other obligations are subject to credit risk, which is the risk that a Fund may lose its investments in these instruments if, for example, the issuing financial institution collapses and is unable to meet its obligations. This risk is more acute for investments in deposits and other obligations that are not insured by a government or private entity. For a discussion of the risks of a Fund holding cash in mainland China, please see the “PRC Custodian and Dealer/Settlement Agent” section above.

Illiquid Securities

The Funds may invest up to an aggregate amount of 15% of its net assets in illiquid securities. A Fund’s net assets invested in illiquid securities, however, may exceed 15% due to market fluctuations, in which case a Fund will monitor its outlook and consider what steps it may take to reduce its holdings of illiquid securities. Such measures may not include the liquidation of an illiquid investment where a Fund would be disadvantaged by such disposition. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to readily dispose of illiquid or not readily marketable investments or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on a Fund’s NAV. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by Krane or a sub-adviser on an ongoing basis.

Portfolio Turnover

In general, Krane or a sub-adviser manages each Fund without regard to restrictions on portfolio turnover. The Funds’ investment strategies, however, may produce high portfolio turnover rates. To the extent a Fund invests in derivative instruments, the instruments generally will have short-term maturities and, thus, be excluded from the calculation of portfolio turnover. The value of portfolio securities received or delivered as a result of in-kind creations or redemptions of a Fund’s shares also is excluded from the calculation of the Fund’s portfolio turnover rate. As a result, a Fund’s reported portfolio turnover may be low despite relatively high portfolio activity which would, in turn, produce correspondingly greater expenses for a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Generally, the higher the rate of portfolio turnover of a fund, the higher these transaction costs borne by a fund and its long-term shareholders. Such sales may result in the realization of taxable capital gains (including short-term capital gains, which, when distributed, are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

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“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which a Fund invests because such contracts generally have a remaining maturity of less than one-year.

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both a Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements, which involve the sale of securities held by a Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, each Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Lending of Portfolio Securities

The Funds may lend securities from its portfolio to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to be entitled to payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program.

Cyber-Security Risk

Each Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or its advisors, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. While a Fund’s service providers have established business continuity plans, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a Fund or its shareholders. Similar types of cyber security risks are also present for issues or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.

INVESTMENT LIMITATIONS

Unless otherwise noted, whenever a fundamental or non-fundamental investment policy or limitation states that a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Fundamental Policies

The investment limitations below are fundamental policies of each Fund, and cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of each Fund’s shares present at a meeting, if more than 50% of the outstanding shares of each Fund are present or represented by proxy, or (ii) more than 50% of each Fund’s outstanding shares, whichever is less.

Each of the KraneShares Zacks New China ETF and KraneShares CSI China Internet ETF may not:

1.	Issue senior securities, except as permitted under the 1940 Act.

2.	Borrow money, except as permitted under the 1940 Act.

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3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.	Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

KraneShares E Fund China Commercial Paper ETF may not:

1.	Issue senior securities, except as permitted under the 1940 Act.

2.	Borrow money, except as permitted under the 1940 Act.

3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Underlying Index concentrates in the securities of a particular industry or group of industries.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.	Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

KraneShares FTSE Emerging Markets Plus ETF may not:

1.	Issue senior securities, except as permitted under the 1940 Act.

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2.	Borrow money, except as permitted under the 1940 Act.

3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Underlying Index concentrates in the securities of a particular industry or group of industries.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

7.	Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of the Fund’s total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

Each of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF may not:

1.	Issue senior securities, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

2.	Borrow money, except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief.

3.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

4.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Underlying Index concentrates in the securities of a particular industry or group of industries.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in issuers engaged in the commodities business or securities or other instruments backed by physical commodities).

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7.	Lend any security or make any other loan except as permitted under the 1940 Act, the rules, regulations and interpretations thereunder, and any applicable exemptive relief. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments permissible under the Fund’s investment policies.

Non-Fundamental Policies

The investment limitations below are non-fundamental policies of KraneShares CSI China Internet ETF and KraneShares Zacks New China ETF, and may be changed by the Board without a shareholder vote.

KraneShares CSI China Internet ETF and KraneShares Zacks New China ETF will not purchase illiquid securities if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. If the percentage of each Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, each Fund will take appropriate measures to reduce its holdings of illiquid securities as soon as reasonably practicable.

KraneShares CSI China Internet ETF will, under normal circumstances, invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “China Internet Companies” (as defined in the Prospectus).

KraneShares CSI China Internet ETF will provide shareholders with at least sixty (60) days’ prior written notice of any change to non-fundamental policy number 2.

CONTINUOUS OFFERING

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.

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MANAGEMENT OF THE TRUST

Board Responsibilities

The Board of Trustees is responsible for overseeing the management and affairs of each Fund and the Trust. The Board has considers and approves contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as Krane, a sub-adviser where applicable, the Distributor and the Administrator (as defined below). The Board oversees the Trust’s service providers and overall risk management. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or a Fund. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and a Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., Krane is responsible for the oversight of a sub-adviser) and, consequently, for managing the risks associated with that activity.

Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operations of the Trust and the Funds. Krane, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management for the Funds. The Board performs its risk management oversight directly and, as to certain matters, through its committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, each Fund’s risks include, among others, investment risk, liquidity risk, valuation risk and operational risk. The Funds’ service providers, including Krane and sub-adviser, as applicable, are responsible for adopting policies, procedures and controls designed to address various risks within their purview. Further, Krane is responsible for overseeing and monitoring the investments and operations of each sub-adviser. The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. In addition to reports from Krane, the Board also receives reports regarding other service providers to the Trust on a periodic or regular basis.

The Board is responsible for overseeing the nature, extent and quality of the Fund services provided to the Funds by Krane and any sub-adviser and receives information from them on a periodic basis. In connection with its consideration of whether to approve and/or renew the advisory agreements with Krane and any sub-adviser, the Board will request information allowing the Board to review such services. The Board also receives reports related to Krane’s and any sub-adviser’s adherence to each Fund’s investment restrictions and compliance with the stated policies of a Fund. In addition, the Board regularly receives information about each Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and any sub-adviser. The report generally seeks to address: the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board normally also receives reports from the Trust’s service providers regarding Fund operations, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on certain areas of risk to the Trust and the Trust’s internal controls.

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The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all relevant information about certain risks. Most of the Trust’s investment management and business affairs are carried out by or through Krane and other service providers, each of which has an independent interest in risk management but whose policies and methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust

Set forth below are the names, years of birth, position with the Trust, term of office, the principal occupations for a minimum of the last five years, number of portfolios overseen by, and other directorships of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust.

The Chairman of the Board, Jonathan Krane, is an interested person of the Trust as that term is defined in the 1940 Act. No single Independent Trustee serves as a lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics the Trust and its operations. The Trust made this determination in consideration of, among other things, the fact that the Trustees who are not interested persons of the Trust (i.e., “independent Trustees”) constitute at least fifty percent (50%) of the Board, the fact that the Audit Committee is composed of the independent Trustees, and the number of funds (and classes of shares) overseen by the Board.

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Interested Trustee
Jonathan Krane* (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	9	None

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Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
Independent Trustees
John Ferguson (1966) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012	Chief Operating Officer of Shrewsbury River Capital from 2017 to present. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from 2012 to 2014 (formerly, Chief Operating Officer from 2011 to 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from 2005 to 2011.	9	None
Matthew Stroyman (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from 2007 to present.	9	None
Officers
Jonathan Krane (1968) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Chief Executive Officer of Emma Entertainment from 2004 to 2009.	9	None
Jennifer Tarleton (formerly Krane) (1966) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Vice President and Secretary, No set term; served since 2012	Vice President of Krane Funds Advisors, LLC from 2011 to present. Principal of Krane Capital LLC from 2009 to 2011. Sole Practitioner of Jennifer Krane, Esq. from 2001 to 2009.	9	None
Michael Quain (1957) 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020	Chief Compliance Officer and Anti-Money Laundering Officer, No Set Term; served since June 2015	Principal/President of Quain Compliance Consulting, LLC from 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013. First Vice President and Chief Compliance Officer of Artio Global Management, LLC from 2004 to 2013.	9	None

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Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer	Other Directorships Held by Trustee/Officer
James Hoffmayer (1973) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456	Assistant Treasurer, No set term; served since 2017	Controller and Chief Financial Officer of SEI Investments Global Funds Services from 2016 to present. Senior Director, Funds Accounting and Fund Administration of SEI Investments Global Funds Services from September 2016 to present. Senior Director of Fund Administration of SEI Investments Global Funds Services from 2014 to present. Director of Financial Reporting of SEI Investments Global Funds Services from 2004 to 2014.	9	None

*	Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in Krane.

Board Standing Committees

The Board has established the following standing committees:

Audit Committee. Each independent trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the review of any significant disputes regarding financial reporting between Trust management and such independent auditors. Under the terms of the Audit Committee charter adopted by the Board, the Audit Committee is authorized to, among other things, (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of a Fund’s financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. During the fiscal year ended March 31, 2017, the Audit Committee held three meetings.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust.  The function of the QLCC is to receive, review and recommend resolution with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, trustee, employee, or agent of the Trust. The QLCC meets as needed.

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Nominating Committee. Each independent trustee is also a member of the Trust’s Nominating Committee. The principal responsibilities of the Nominating Committee are to (i) identify, select and nominate the appropriate number of candidates for election or appointment as members of the Board and (ii) recommend any appropriate changes to the Board for consideration. The Nominating Committee is solely responsible for the selection and nomination of the Trust’s independent trustees and does not consider nominations for the office of Trustee made by Trust stockholders. During the fiscal year ended March 31, 2017, the Nominating Committee held no meetings.

Individual Trustee Qualifications

The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Trust and a Fund provided by management, to identify and request other information he or she may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of a Fund, and to exercise his or her business judgment in a manner that serves the best interests of a Fund’s shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Krane should serve as Trustee because of his knowledge of, and the executive positions he holds or has held in, the financial services industry. Specifically, Mr. Krane currently serves as Chief Executive Officer of the Adviser. In this role, Mr. Krane contributes expertise and institutional knowledge relating to the structure of the “Krane” organization and the way that the “Krane” business operates. Mr. Krane also served as Chief Executive Officer of the China division of a multinational company, where he gained valuable experience in managing a business and critical knowledge of business and investment opportunities in China. In addition, he has served on the boards of different corporations and, in doing so, has first-hand knowledge of the fiduciary duties and responsibilities bestowed upon trustees and directors. Mr. Krane’s experience as serving as Chief Executive Officer for multiple businesses in the financial services industry, his familiarity with the “Krane” complex, and his experience in serving on the boards of various companies qualify him to serve as a Trustee of the Trust.

The Board has concluded that Mr. Ferguson should serve as Trustee because of the experience he has gained working in the financial services and legal industries over the years. In particular, Mr. Ferguson has extensive experience in managing global investment adviser firms, including the management, creation and success of hedge funds. Prior to that, Mr. Ferguson served as a corporate securities and tax attorney assisting and counseling clients with the organization and creation of both domestic and offshore funds. In addition, Mr. Ferguson has served as an officer for two registered investment companies and, in doing so, has gained experience and knowledge regarding the mutual fund industry. Mr. Ferguson’s experience in the financial services, mutual fund and legal industries and his day-to-day work in managing successful investment advisory firms, qualify him to serve as a Trustee of the Trust.

The Board has concluded that Mr. Stroyman should serve as Trustee because of the experience he has gained working in the financial services and real estate industries. Working as an investment banker early in his career, Mr. Stroyman developed a strong base of knowledge regarding corporate finance, structuring, public and private securities, and company valuations. Through his work in the real estate industry and relationships with large investment management firms, Mr. Stroyman has gained an understanding of sophisticated financial products. He has advised institutional clients including pension funds, endowments and other qualified investors in asset management, risk assessment, and repositioning and disposition of underperforming assets. The knowledge Mr. Stroyman has gained over the years working in the financial services and real estate industries and his value and understanding of fiduciary duties and responsibilities qualify him to serve as Trustee of the Trust.

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Trustee Candidates

The Board and Nominating Committee recently nominated Patrick Campo and Cregg Watner to serve as Trustees (each, a “Trustee Candidate” and collectively, the “Trustee Candidates”) and shareholders of the Funds are currently being asked to elect them. Each of the Trustee Candidates would qualify as an Independent Trustee. Information regarding the Trustee Candidates is provided below:

Name, Address and Year of Birth of Trustee Candidate	Position to be Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex To Be Overseen by Trustee Candidate	Other Directorships Held by Trustee Candidate
Cregg L. Watner 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 (1976)	Trustee**	From April 2016 to December 2016, Portfolio Manager, Genesis Capital Partners, LLC; from 2011 to February 2016, Portfolio Manager, Sycamore Lane Partners LLC.	5	None.
Patrick P. Campo 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020 (1970)	Trustee**	From 2013 to present, Director of Long Short Equity, Titan Advisors; from 2009 to 2013, Director of Hedge Fund Research, Alternative Investment Management, LLC.	5	None.

** Each Trustee Candidate elected will serve as Trustee for the life of the Trust or until retirement, removal or their office is terminated pursuant to the Trust’s Amended and Restated Declaration of Trust.

The Board has concluded that the Trustee Candidates should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided by management, to identify and request other information they may deem relevant to the performance of the Trustees’ duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. Information about certain of the specific qualifications and experience of each Trustee Candidate relevant to the Board’s conclusion that he should serve as a Trustee is set forth in the table above. Set forth below are certain additional qualifications, experience, attributes, and skills of each Trustee Candidate that the Board believes support a conclusion that the Trustee Candidates should serve as Trustees in light of the Trust’s business activities and structure.

The Board has concluded that Patrick Campo should serve as Trustee because of the experience he has gained working in the investment management industry over many years. In particular, Mr. Campo currently serves as the director of certain investment strategies managed by an investment adviser and contributes to the portfolio construction process for all products offered by that investment adviser. In addition, Mr. Campo previously served as partner and head of research for another investment adviser. The knowledge Mr. Campo has gained over these years working in the investment management industry and his day-to-day work in managing successful investment advisory firms qualify him to serve as Trustee of the Trust.

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The Board has concluded that Cregg Watner should serve as Trustee also because of the experience he has gained working in the investment management industry. In particular, Mr. Watner has served as a portfolio manager at different investment advisory firms. The knowledge Mr. Watner has gained over the years working in the investment management industry and his day-to-day work in managing portfolios qualify him to serve as Trustee of the Trust.

No Trustee Candidate has engaged in any purchase or sale of securities of Krane or its parent, or the subsidiaries of either, in excess of 1% of the outstanding securities of any class of securities of Krane or its parent, or the subsidiaries of either, since the beginning of the most recently completed fiscal year ended March 31, 2017. As of March 31, 2017, none of the Trustee Candidates or members of their immediate family, beneficially owns or owns of record securities representing interests in Krane, any sub-adviser or distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, “immediate family member” includes the Trustee Candidate’s spouse, children residing in the Trustee Candidate’s household and dependents of the Trustee Candidate.

Fund Shares Owned by Board Members

As of December 31, 2016, none of the Trustees beneficially owned shares of the Funds or any other series of the Trust. The KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF are new and, therefore, as of the date of this SAI, none of the Trustees beneficially owned shares of those Funds. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Board Compensation

Trustees who are “interested persons” of Krane are not compensated by the Trust for their service as a Trustee. For the fiscal year ended March 31, 2017, Mr. Ferguson and Mr. Stroyman each received aggregate compensation from the Trust in the amount of $40,000.00.

For the fiscal year ended March 31, 2017, Mr. Ferguson and Mr. Stroyman each received $3,198.30 in compensation from KraneShares E Fund China Commercial Paper ETF for their service as Trustees.

For the fiscal year ended March 31, 2017, Mr. Ferguson and Mr. Stroyman each received $390.88 in compensation from KraneShares FTSE Emerging Markets Plus ETF for their service as Trustees.

For the fiscal year ended March 31, 2017, Mr. Ferguson and Mr. Stroyman each received $33,765.21 in compensation from KraneShares CSI China Internet ETF for their service as Trustees.

For the fiscal year ended March 31, 2017, Mr. Ferguson and Mr. Stroyman each received $522.64 in compensation from KraneShares Zacks New China ETF for their service as Trustees.

For the fiscal year ending March 31, 2018, it is expected that the Trustees will receive compensation from the Trust in the amount of $40,000.00 per year and that each Fund will bear a proportionate share of these expenses based on its relative net assets. None of the Trustees accrued or received any retirement or pension benefits.

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INVESTMENT ADVISER

Krane Funds Advisors, LLC (“Krane’ or “Adviser’) serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and Krane (the “Advisory Agreement”). Krane is a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Krane’s offices are located at 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020.

Currently, KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds all of the equity interests in Krane and Jonathan Krane and Jennifer Tarleton, through their equity interests in KFA One Holdings, LLC, each beneficially own more than 10% of the equity interests in Krane.

Under the Advisory Agreement, Krane has overall responsibility for the general management and administration of the Funds. Krane provides a continuous investment program for the Funds. Krane also arranges for any sub-advisory, transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Krane has agreed to pay all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) the advisory fee payable to the Adviser under the Advisory Agreement; (vii) compensation and expenses of the Independent Trustees (including any Trustees’ counsel fees); and (viii) any expenses determined to be extraordinary expenses by the Board. Nevertheless, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Fund.

Under the investment advisory agreement, each Fund pays Krane the fee shown in the table below, which is calculated daily and paid monthly, at an annual rate of based on a percentage of the average daily net assets of the Fund.

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF†	0.68%
KraneShares CSI China Internet ETF†	0.68%
KraneShares E Fund China Commercial Paper ETF*†	0.68%
KraneShares Emerging Markets Consumer Technology Index ETF†	0.78%
KraneShares FTSE Emerging Markets Plus ETF**†	0.68%
KraneShares MSCI China Environment Index ETF†	0.78%
KraneShares MSCI One Belt One Road Index ETF†	0.78%
KraneShares Zacks New China ETF†	0.68%

*Krane has contractually agreed to reduce its management fee by 0.12% of KraneShares E Fund China Commercial Paper ETF’s average daily net assets. This contractual fee waiver will continue in effect through at least July 31, 2018. The Expense Limitation Agreement may be terminated at any time by the Board or by Krane, effective at the end of the current term of the Expense Limitation Agreement upon at least 60 days’ written notice prior to the end of such term. In addition, the Expense Limitation Agreement will terminate if the investment advisory agreement is terminated with such termination effective upon the effective date of the investment advisory agreement’s termination.

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** Krane has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by KraneShares FTSE Emerging Markets Plus ETF from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as KraneShares FTSE Emerging Markets Plus ETF invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board of Trustees.

† Effective July 28, 2017, Krane has also contractually agreed to waive its advisory fee and/or reimburse the Funds in an amount equal to the fees to be paid by the Funds to counsel to the independent Trustees of the Trust. The Expense Limitation Agreement will remain in effect until July 31, 2018 and may only be terminated prior to July 31, 2018 by the Board of Trustees.

The Advisory Agreement that has been approved by the Board of Trustees and will be approved by Krane as the sole shareholder of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF, which will also approve various other matters and agreements for these Funds, states that Krane is not responsible for any securities lending-related fees and expenses, and that Krane will be entitled to receive 10% of any net monthly income (net of any amounts paid to borrowers) on cash collateral and of the loan fees received from borrowers in respect of each securities loan, less custodial and similar expenses relating to such loans other than the portion of amounts payable by a Fund as fees to a securities lending agent. Shareholders of KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares Zacks New China ETF are being asked for vote on a similar agreement.

For the fiscal year ended March 31, 2017, KraneShares CSI China Internet ETF paid Krane $1,422,676 in advisory fees. For the fiscal year ended March 31, 2016, KraneShares CSI China Internet ETF paid Krane $903,182 in advisory fees. For the fiscal year ended March 31, 2015, KraneShares CSI China Internet ETF paid Krane $834,837 in advisory fees.

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For the fiscal year ended March 31, 2017, KraneShares E Fund China Commercial Paper ETF paid Krane $77,845 in advisory fees. For the fiscal year ended March 31, 2016, KraneShares E Fund China Commercial Paper ETF paid Krane $216,631 in advisory fees. For the period from December 2, 2014, the Fund’s inception, to March 31, 2015, KraneShares E Fund China Commercial Paper ETF paid Krane $46,435 in advisory fees.

For the fiscal year ended March 31, 2017, KraneShares Zacks New China ETF paid Krane $20,445 in advisory fees. For the fiscal year ended March 31, 2016, KraneShares Zacks New China ETF paid Krane $21,087 in advisory fees. For the fiscal year ended March 31, 2015, KraneShares Zacks New China ETF paid Krane $22,349 in advisory fees.

For the fiscal year ended March 31, 2017, KraneShares FTSE Emerging Markets Plus ETF paid the Adviser $6,817 in advisory fees. For the fiscal year ended March 31, 2016, KraneShares FTSE Emerging Markets Plus ETF paid the Adviser $15,779 in advisory fees. For the period from February 12, 2015, the Fund’s inception, to March 31, 2015, KraneShares FTSE Emerging Markets Plus ETF paid the Adviser $2,151 in advisory fees.

Because KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF have not yet commenced operations, Krane has not received any compensation under the Advisory Agreement from these Funds.

The Advisory Agreement with respect to each Fund continues in effect for two years from its initial effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Advisory Agreement, Krane may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Advisory Agreement with respect to a Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund, or by Krane, in each case on not less than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange or in such other circumstances where a Fund waives such notice period. The Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Krane recently entered into an agreement whereby China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited will acquire a majority stake in Krane (“Transaction”). Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 58.6% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. After the Transaction, Jonathan Krane, through his equity interests in KFA One Holdings, LLC, will continue to beneficially own more than 10% of the equity interests in Krane.

Pursuant to the requirements of the Investment Company Act of 1940, as amended (“1940 Act”), the closing of the Transaction will automatically terminate the current investment advisory agreement between Krane and the Trust on behalf of each Fund (“Current IAA”) and the investment sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF.

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In anticipation of the closing of the Transaction and to provide for a continuous investment program to the Funds, the Board of Trustees of the Funds (“Board”) met at an in-person meeting on June 7, 2017 to review and consider a new investment advisory agreement between Krane and the Trust for each Fund (“New IAA”) and a new investment sub-advisory agreement for the KraneShares E Fund China Commercial Paper ETF (“New Sub-IAA”). At that meeting, the Board, including a majority of the members who are not “interested persons,” as defined in the 1940 Act (“Independent Trustees”), unanimously approved a New IAA for each Fund and the New Sub-IAA for the KraneShares E Fund China Commercial Paper ETF. Shareholders of the Funds will be asked to approve the New IAA and, as relevant, the New Sub-IAAs at a special meeting of each Fund’s shareholders (“Shareholder Meeting”). In this regard, Krane, as the sole initial shareholder of the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF will approve the New IAA with respect to these Funds.

The closing of the Transaction is conditioned upon, among other matters, the vote of a majority of the outstanding shares of each of the KraneShares CSI China Internet ETF, KraneShares Bosera MSCI China A Share ETF and KraneShares E Fund China Commercial Paper ETF approving the New IAA. Although Krane is committed to continuing to manage the KraneShares Zacks New China ETF and KraneShares FTSE Emerging Markets Plus ETF, the closing of the Transaction is not conditioned upon the vote of a majority of the outstanding shares of each of those two Funds approving the New IAA. In order to seek to ensure the continuity of management of those two Funds in the event that the requisite vote is not obtained by the time the Transaction closes, the Board, including a majority of the Independent Trustees, has unanimously approved an interim investment advisory agreement (“Interim IAA”) between Krane and the Trust on behalf of KraneShares Zacks New China ETF and KraneShares FTSE Emerging Markets Plus ETF to become effective upon the closing of the Transaction. The Interim IAA may remain in effect for up to 150 days after the closing of the Transaction, allowing such Funds to continue soliciting shareholders to approve the New IAA.

The terms of the Interim IAA are identical to the Current IAA, except as required by law and the effective date. The terms of the New IAA and Sub-IAA will be described in greater detail in the proxy statement that will be provided to shareholders of each Fund in connection with the Shareholder Meeting.

Krane has received “manager of managers” exemptive relief from the SEC that permits Krane, subject to the approval of the Board of Trustees, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of an sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits Krane to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by any Fund remains subject to shareholder approval. Krane continues to have ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders of any change of a Fund sub-adviser. Only the following Funds are currently authorized to use a “manager of managers structure: KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF and KraneShares MSCI One Belt One Road Index ETF.

SUB-ADVISER

E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as the sub-adviser to the KraneShares E Fund China Commercial Paper ETF. E Fund is a Hong Kong limited liability company. E Fund’s offices are located at Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong.

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E Fund, a registered investment adviser with the SEC, is a wholly-owned subsidiary of E Fund Management, Co., Limited (“EFMC”). E Fund was established in 2008 and is principally engaged in the provision of investment advisory services to corporations, institutions and individual investors. EFMC, established in 2001, is licensed with the CSRC in China as a fund manager. As of May 31, 2017, EFMC had approximately $162 billion in assets under management, making it one of the largest asset managers in China.

Krane has entered into an Advisory Agreement with E Fund pursuant to which Krane has agreed to pay E Fund 50% of net revenue earned by Krane from the Fund. For these purposes, net revenue is defined as gross revenue less gross fund-related expenses and any waiver or reimbursement of Krane’s management fee. For the fiscal year ended March 31, 2017, Krane paid E Fund $0 in sub-advisory fees. For the fiscal year ended March 31, 2016, Krane paid E Fund $0 in sub-advisory fees. For the fiscal year ended March 31, 2015, Krane paid E Fund $0 in sub-advisory fees.

The E Fund Advisory Agreement will automatically terminate if assigned, and may be terminated without penalty at any time by at any time: (1) by Krane upon sixty (60) days’ written notice to E Fund; (2) by a vote of a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the Fund upon (60) days’ written notice to E Fund; (3) by E Fund upon sixty (60) days’ written notice to the Board and Krane; or immediately upon written notice by Krane or E Fund if (A) the license, approval, authorization or consent held by Krane or E Fund which is required for the performance of its obligations under the Advisory Agreement and which has been granted or given by any relevant regulatory authority, is terminated or suspended; (B) Krane or E Fund commits a material breach of the Advisory Agreement that is uncured within thirty (30) days of notice; (C) any step is taken with a view to the winding up, bankruptcy or administration of Krane or E Fund; (D) any adverse finding is made in respect of, or official sanction imposed on, Krane or E Fund by any relevant regulatory authority which would be likely to affect its ability to perform its obligations under this Agreement; or (E) a relevant regulatory authority has held, or is likely to hold, Krane or E Fund to be in breach of any regulatory or other duties in relation to the Advisory Agreement. The Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Trustees, including the affirmative votes of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.

Prior to December 1, 2015, KraneShares CSI China Internet ETF was sub-advised by Index Management Solutions, LLC (“IMS”). For the fiscal year ended March 31, 2016, Krane paid IMS $33,622 in sub-advisory fees. For the fiscal year ended March 31, 2015, Krane paid IMS $58,929 in sub-advisory fees and for the period from the Fund’s commencement of operations (July 31, 2013) to March 31, 2014, Krane paid IMS $109,528 in sub-advisory fees.

Prior to December 1, 2015, KraneShares FTSE Emerging Markets Plus ETF was also sub-advised by IMS. For the fiscal year ended March 31, 2016, the Adviser paid IMS $33,622 in sub-advisory fees. For the period from KraneShares FTSE Emerging Markets Plus ETF’s commencement of operations (February 12, 2015) to March 31, 2015, Krane paid IMS $1,666 in sub-advisory fees.

In addition, prior to December 1, 2015, the KraneShares Zacks New China ETF was also sub-advised by IMS. For the fiscal year ended March 31, 2016, Krane paid IMS $33,622 in sub-advisory fees. For the fiscal year ended March 31, 2015, Krane paid IMS $20,004 in sub-advisory fees and for the period from the Fund’s commencement of operations (July 22, 2013) to March 31, 2014, Krane paid IMS $8,416.69 in sub-advisory fees.

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PORTFOLIO MANAGERS

All Funds (except for the KraneShares E Fund China Commercial Paper ETF)

Mark Schlarbaum, Managing Partner of Krane, has had primary responsibility for trading the KraneShares CSI China Internet ETF’s, KraneShares FTSE Emerging Markets Plus ETF’s, and KraneShares Zacks New China ETF’s portfolio securities since inception. He also has had primary responsibility for trading KraneShares Emerging Markets Consumer Technology Index ETF’s, KraneShares MSCI One Belt One Road Index ETF’s, KraneShares MSCI China Environment Index ETF’s and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s portfolio securities since the Funds’ inceptions. Mr. Schlarbaum joined Krane in April 2015 and has over 20 years of experience in the investment management industry. Previously, he was vice president of equity trading at T. Rowe Price (1997-2003); co-founder of Schlarbaum Capital Management (2002-2006); head equity trader at Global Capital Management (2007-2009); managing director of Palliser Bay (2009-2014); and principal business developer at Trident Distribution Partners (2014-2015). Mr. Schlarbaum graduated with a bachelor’s degree in psychology and economics from Purdue University.

KraneShares E Fund China Commercial Paper ETF

Ms. Xiaochen Wang is a co-portfolio manager for KraneShares E Fund China Commercial Paper ETF. Ms. Wang is currently a fund manager and Head of the “Fixed Income Department Mutual Fund Center” at E Fund. Ms. Wang has worked at E Fund since 2003. She holds a master’s degree in Financial Engineering from Renmin University of China and a B.S. in Finance from Shanghai Fudan University.

Mr. Guangdong Qi is a co-portfolio manager for KraneShares E Fund China Commercial Paper ETF. Mr. Qi is currently a fund manager and responsible officer (RO) of E Fund. Mr. Qi has worked at E Fund since 2014 and managed fund portfolios for 4 years. He holds a master’s degree in Financial Engineering from Shanghai University of Finance and Economics and a B.S. in Physics from Shanghai Fudan University.

Mr. Ethan Chan, CFA is a co-portfolio manager for KraneShares E Fund China Commercial Paper ETF. Mr. Chan is currently a portfolio manager of QFII and RQFII funds, including Hong Kong-based RQFII ETFs, at E Fund. Mr. Chan has worked at E Fund since 2012. From 2010-2012, Mr. Chan was a private investor. Mr. Chan is a CFA charterholder and graduated with a degree in Financial Engineering from the Chinese University of Hong Kong.

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of shares of a Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC.

E Fund’s Portfolio Managers
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Ms. Xiaochen Wang	KraneShares CSI China Internet ETF	None
	KraneShares E Fund China Commercial Paper ETF	None
	KraneShares FTSE Emerging Markets Plus ETF	None
	KraneShares Zacks New China ETF	None
Mr. Guangdong Qi	KraneShares CSI China Internet ETF	None
	KraneShares E Fund China Commercial Paper ETF	None
	KraneShares FTSE Emerging Markets Plus ETF	None
	KraneShares Zacks New China ETF	None
Mr. Ethan Chan	KraneShares CSI China Internet ETF	None
	KraneShares E Fund China Commercial Paper ETF	None
	KraneShares FTSE Emerging Markets Plus ETF	None
	KraneShares Zacks New China ETF	None

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Krane’s Portfolio Manager
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Mr. Mark Schlarbaum	KraneShares CSI China Internet ETF	$50,001-$100,000
	KraneShares E Fund China Commercial Paper ETF	None
	KraneShares FTSE Emerging Markets Plus ETF	None
	KraneShares Zacks New China ETF	None

As of the date of this SAI, the portfolio managers did not beneficially own any shares of KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF because these Funds are new.

Other Accounts. The portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)

Ms. Xiaochen Wang*	1	$9.87	2	$28.31	0	$0
Mr. Guangdong Qi*	1	$9.87	6	$286.99	0	$1,940.69
Mr. Ethan Chan*	1	$9.87	4	$64.16	13	$1,551.50
Mr. Mark Schlarbaum*	0	$0	0	$0	1	$46.82

* The information provided is as of March 31, 2017. None of the accounts paid advisory fees based on the performance of the accounts.

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Portfolio Manager Compensation.

With respect to KraneShares E Fund China Commercial Paper ETF Portfolio, E Fund has adopted a performance-oriented incentive compensation scheme with differentiated key performance indicators (“KPI”), which is set according to each staff member’s position and responsibilities. Within the scheme, both the remuneration incentives and the non-remuneration incentives are arranged based on a performance evaluation. The recruitment, retention and elimination of the key posts are based primarily on the result of performance evaluations. To ensure the stability of staff in key posts, such as investment and research, E Fund has implemented the following measures:

• Externally competitive and internally fair remunerations with staff-friendly and fringe benefits;

• Continuous training; and

• Multiple paths of personal career development

The distribution of performance bonuses will be linked to personal performance. The KPI evaluation accounts for 50% of the performance evaluation, while the evaluation of comprehensive qualities accounts for 30% of the performance evaluation.

E Fund assesses not only the investment performance of the portfolio manager, but also the overall performance of E Fund, the contribution of the portfolio manager to E Fund (not only to Fund performance), and the portfolio manager’s compliance with regulations and rules, as well as his or her managerial skills.

With respect to KraneShares CSI China Internet ETF, KraneShares Zacks New China ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares FTSE Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF, the portfolio manager receives a fixed base salary and incentive awards based on the profitability of Krane and the satisfaction of the account objectives. The potential conflicts of interest arising with respect to the Portfolio manager’s compensation are limited because the Funds seek to track the performance of the underlying index, which makes it unlikely, but not impossible, that the portfolio manager would take undue risks in investing the Fund’s assets to increase performance. Nevertheless, to the extent the portfolio manager would derive additional compensation from managing other accounts, the portfolio manager may be motivated to favor the other accounts.

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Description of Material Conflicts of Interest. A Fund’s portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with her management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge of the size, timing and possible market impact of a Fund’s trades, whereby the portfolio manager could use this information to the advantage of other accounts, including personal trading, and to the disadvantage of a Fund. However, Krane and the sub-adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Krane or the sub-adviser monitor and limit personal trading in accordance with its Code of Ethics, as described below.

CODES OF ETHICS

The Trust, Krane and the sub-adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Codes of Ethics, access persons are permitted to engage in personal securities transactions (including investments in securities that may be purchased and held by a Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. Each Code of Ethics is on file with the SEC and is available to the public.

PROXY VOTING POLICY

The Trust has adopted the proxy voting policies of Krane, a summary of which is set forth in the appendix to this SAI. The Trust is required to disclose annually a Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The Form N-PX is available, or will be available, at no charge upon request by calling 1.855.857.2638. A Fund’s Form N-PX is also available or will be available, on the SEC’s website at www.sec.gov.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator for the Funds. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. The principal address of the Administrator is One Freedom Valley Drive, Oaks, Pennsylvania 19456. Under an Amended and Restated Administration Agreement with the Trust dated July 9, 2014, as amended (the “Administration Agreement”), the Administrator provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Funds. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services.

For its services under the Administration Agreement, the Administrator is entitled to a fee, based on assets under management, subject to a minimum fee. The Administrator may be reimbursed by the Funds for its out-of-pocket expenses. The Advisory Agreement provides that Krane will pay certain operating expenses of the Trust, including the fees due to the Administrator under the Administration Agreement.

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CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co. (“BBH”) serves as custodian and transfer agent for the Trust.  The principal address of BBH is 50 Post Office Square, Boston, Massachusetts 02110.  Under the Custodian and Transfer Agent Agreement with the Trust dated December 12, 2012, BBH, in its capacity as custodian, maintains in separate accounts cash, securities and other assets of the Funds, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by it, in its capacity as custodian, and to make payments for securities purchased by the Trust for a Fund.

Under the Custodian and Transfer Agent Agreement, foreign securities held by the Funds are generally held by sub-custodians in BBH’s sub-custodian network.  China Construction Bank Corporation (“CCB”) serves as the PRC Custodian for the KraneShares E Fund China Commercial Paper ETF and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF. The majority of PRC securities held by those Funds are held in mainland China through an account with the China Interbank Market (“CIBM”). Other PRC securities are dealt and held in book-entry form through the China Securities Depository and Clearing Corporation Limited (“CSDCC”), China Central Depository and Clearing Corporation Limited (“CCDCC”) and/or Shanghai Clearing House (“SCH”).

PRC securities purchased by Krane or E Fund in their capacity as RQFII or QFII may be received in a securities account maintained by the PRC Custodian in the joint names of the Funds and Krane or E Fund. Pursuant to a sub-custodian agreement and a supplementary control agreement, the Funds are or would be recognized as the beneficial owner, and control the disposition, of assets in the account, even though, pursuant to Chinese law and regulations, the RQFII or QFII holder (in addition to the Funds) is the legal owner of the account.

BBH further acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust, under the Custodian and Transfer Agent Agreement.  The Advisory Agreement provides that Krane will pay certain operating expenses of the Trust, including the fees due to BBH under the Custodian and Transfer Agent Agreement.

DISTRIBUTOR AND DISTRIBUTION ARRANGEMENTS

SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, serves as Distributor for the Trust. The principal address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Distributor has entered into an Amended and Restated Distribution Agreement with the Trust dated July 9, 2014, (the “Distribution Agreement”) pursuant to which it distributes shares of the Funds. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with Krane, the sub-adviser, or any national securities exchange.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty: (i) by a vote of a majority of the independent Trustees; (ii) by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund; or (iii) on at least thirty (30) days’ prior written notice to the other party. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of shares. Such Soliciting Dealers also may be Authorized Participants (as defined below) or DTC Participants (as defined below).

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Distribution Plan. Each Fund has adopted a Distribution Plan applicable to the Fund’s shares. Under the Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of a Fund’s assets attributable to shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of a Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur. The plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred.

No distribution fees are currently charged to the Funds and there are currently no plans to impose these fees. The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. In the event that 12b-1 fees are charged in the future, because a Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in a Fund.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by a Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by a Fund’s Trustees in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.

Intermediary Compensation. Krane, a sub-adviser and/or their affiliates, out of their own resources and not out of a Fund’s assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”), to the extent permitted by applicable law, for certain activities related to a Fund, including marketing and education support and the sale of a Fund’s shares. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of shares of a Fund.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). Such compensation may also be paid to Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs. Krane periodically assesses the advisability of continuing to make these payments.

Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by Krane, a sub-adviser and/or their affiliates to an Intermediary may create an incentive for the Intermediary to encourage customers to buy shares of a Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC Participants, as of May 31, 2017, the name, address and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below.

KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF have not yet commenced operations and, therefore, there were no Beneficial Owners, as that term is defined below, as of the date of this SAI, except for Krane, which will own the initial shares issued by each Fund and can thus approve any matter requiring shareholder approval.

Fund	Participant Name and Address	Percentage of Ownership
KraneShares E Fund China Commercial Paper ETF	Jane Street Capital 250 Vesey Street New York, New York 10281	21.73%
KraneShares Zacks New China ETF	Jane Street Capital 250 Vesey Street New York, New York 10281	14.62%
KraneShares Zacks New China ETF	KCG Holdings 300 Vesey Street New York, NY 10282	13.52%
KraneShares FTSE Emerging Markets Plus ETF	Jane Street Capital 250 Vesey Street New York, New York 10281	97.44%

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The shares of a Fund are listed and traded on the Exchange identified on the cover of this SAI at prices that may differ from a Fund’s NAV. There can be no assurance that the Exchange requirements necessary to maintain the listing of the shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than fifty (50) Beneficial Owners (as that term is defined below) of the shares of a Fund for thirty (30) or more consecutive trading days; (ii) the value of the underlying index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of a Fund from listing and trading upon termination of a Fund.

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As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

BOOK ENTRY ONLY SYSTEM

The information below supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information.”

The Depository Trust Company (“DTC”) acts as securities depository for the Funds’ shares. Shares of the Fund are represented by securities registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, the DTC.

The DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own the DTC. More specifically, the DTC is owned by a number of its DTC Participants and by the Exchange, and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by the DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and the DTC, the DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to the DTC or its nominee, Cede & Co., as the registered holder of all shares. The DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of the DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between the DTC and DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for the DTC to perform its functions at a comparable cost.

BROKERAGE TRANSACTIONS

Krane or, as applicable, a Fund sub-adviser assumes general supervision over placing orders on behalf of a Fund for the purchase and sale of portfolio securities.

Although Krane or, as applicable, a Fund sub-adviser strives to obtain the best net price under prevailing circumstances surrounding each trade, the determinative factor is whether a transaction represents the best overall execution for a Fund and not whether the lowest possible transaction cost is obtained. Krane and any sub-adviser consider the full range and quality of a broker-dealer’s servicing in selecting the broker to meet best execution obligations, and may not pay the lowest transaction cost available. Krane or the sub-adviser review trading to ensure best execution, operational performance, and reasonable commission rates. Order flow may go through traditional broker-dealers, but may also be executed on an Electronic Communication Network, Alternative Trading System or other execution system.

As discussed in the Prospectus and this SAI, Chinese regulations and market practice limit the PRC Dealers and/or Brokers that may be available to trade with a Fund. Where multiple broker-dealers are available to execute portfolio transactions, in selecting the brokers or dealers for any transaction in portfolio securities, Krane or a sub-adviser’s policy is to make such selection based on factors deemed relevant, which may include the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid or spreads is evaluated by Krane or a sub-adviser generally based upon its knowledge of available information as to the general level of commissions paid or spreads by other institutional investors for comparable services. Brokers or dealers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. Krane or a sub-adviser may also consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

When one or more broker-dealers is believed capable of providing the best combination of price and execution, a broker-dealer need not be selected based solely on the lowest commission rate available for a particular transaction. In such cases, Krane or a sub-adviser may pay a higher commission than otherwise obtainable from other brokers in return for brokerage research services provided to Krane or a sub-adviser consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”). Section 28(e) provides that Krane or a sub-adviser may cause a Fund to pay a broker-dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged as long as Krane or the sub-adviser makes a good faith determination that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. To the extent Krane or a sub-adviser obtains brokerage and research services that it otherwise would acquire at its own expense, Krane or a sub-adviser may have incentive to place a greater volume of transactions or pay higher commissions than would otherwise be the case.

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The types of products and services that Krane or the sub-adviser may obtain from broker-dealers through such arrangements will include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Krane or a sub-adviser may use products and services provided by brokers in servicing all of its client accounts and not all such products and services may necessarily be used in connection with the account that paid commissions to the broker-dealer providing such products and services. Any advisory or other fees paid to Krane or a sub-adviser are not reduced as a result of the receipt of brokerage and research services.

In some cases, Krane or a sub-adviser may receive a product or service from a broker that has both a “research” and a “non-research” use. When this occurs, Krane or the sub-adviser will make a good faith allocation between the research and non-research uses of the product or service. The percentage of the service that is used for research purposes may be paid for with brokerage commissions, while Krane or the sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Krane or the sub-adviser faces a potential conflict of interest, but Krane or the sub-adviser believes that its allocation procedures are reasonably designed to appropriately allocate the anticipated use of such products and services to research and non-research uses.

The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Brokerage Commissions

For the fiscal year ended March 31, 2017, KraneShares E Fund China Commercial Paper ETF paid $712 in aggregate brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 2016, the Fund paid $3,334 in aggregate brokerage commissions on portfolio transactions and for the period from December 2, 2014, the Fund’s inception, to March 31, 2015, the Fund paid $8,540.67 in aggregate brokerage commissions on portfolio transactions.

For the fiscal year ended March 31, 2017, KraneShares CSI China Internet ETF paid $14,792 in aggregate brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 2016, the Fund paid $1,934 in aggregate brokerage commissions on portfolio transactions and for the fiscal year ended March 31, 2015, the Fund paid $98,507.63 in aggregate brokerage commissions on portfolio transactions.

For the fiscal year ended March 31, 2017, KraneShares Zacks New China ETF paid $0 in aggregate brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 2016, the Fund paid $0 in aggregate brokerage commissions on portfolio transactions and for the fiscal year ended March 31, 2015, the Fund paid $1,135.64 in aggregate brokerage commissions on portfolio transactions.

For the fiscal year ended March 31, 2017, KraneShares FTSE Emerging Markets Plus ETF paid $0 in aggregate brokerage commissions on portfolio transactions. For the fiscal year ended March 31, 2016, the Fund paid $98 in aggregate brokerage commissions on portfolio transactions and for the period from February 12, 2015, the Fund’s inception, to March 31, 2015, the Fund paid $425.90 in aggregate brokerage commissions on portfolio transactions.

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KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF are new and therefore have not paid any brokerage commissions.

Directed Brokerage

For the fiscal year ended March 31, 2017, the Funds paid the following in commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to Krane or the sub-adviser:

Fund	Brokerage Commissions for Research Services	Transactions Involving Brokerage Commissions for Research Services
KraneShares E Fund China Commercial Paper ETF	$0	$0
KraneShares CSI China Internet ETF	$98,964	$127,377,093
KraneShares Zacks New China ETF	$3,475	$5,154,082
Kraneshares FTSE Emerging Markets Plus ETF	$860	$1,105,228

KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF are new and therefore have not paid any commissions on brokerage transactions directed to brokers.

Affiliated Brokers

For the fiscal year ended March 31, 2017, KraneShares E Fund China Commercial Paper ETF did not pay any commissions to affiliated brokers. For the fiscal year ended March 31, 2016, and for the period from December 2, 2014, the Fund’s inception, to March 31, 2015, KraneShares E Fund China Commercial Paper ETF did not pay any commissions to affiliated brokers.

For the fiscal year ended March 31, 2017, KraneShares CSI China Internet ETF did not pay commissions to affiliated brokers. However, during the fiscal year ended March 31, 2017, the Fund did pay about $40,000 in commissions to an affiliate of the entity that has agreed to purchase a controlling interest in Krane, but that affiliate was not an affiliate of Krane at the time of the Fund paid the commission. For the fiscal years ended March 31, 2016 and March 31, 2015, KraneShares CSI China Internet ETF did not pay commissions to affiliated brokers.

For the fiscal year ended March 31, 2017, KraneShares Zacks New China ETF did not pay commissions to affiliated brokers. For the fiscal years ended March 31, 2016 and March 31, 2015, KraneShares Zacks New China ETF did not pay commissions to affiliated brokers.

For the fiscal year ended March 31, 2017, Kraneshares FTSE Emerging Markets Plus ETF did not pay commissions to affiliated brokers. For the fiscal year ended March 31, 2016 and for the period from February 12, 2015, the Fund’s inception, to March 31, 2015, Kraneshares FTSE Emerging Markets Plus ETF did not pay commissions to affiliated brokers.

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KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF are new and therefore have not paid any commissions to any affiliated brokers.

Regular Broker-Dealers

Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which a Fund may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from a Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of a Fund; or (iii) sold the largest dollar amounts of a Fund’s shares.

For the fiscal year ended March 31, 2017, KraneShares E Fund China Commercial Paper ETF did not hold any securities of its “regular broker-dealers.”

For the fiscal year ended March 31, 2017, KraneShares CSI China Internet ETF did not hold any securities of its “regular broker-dealers.”

For the fiscal year ended March 31, 2017, KraneShares Zacks New China ETF did not hold any securities of its “regular-broker-dealers.”

For the fiscal year ended March 31, 2017, Kraneshares FTSE Emerging Markets Plus ETF held $20 in securities of its “regular broker-dealers,” which consisted of $20 of Citic Securities.

KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, and KraneShares MSCI China Environment Index ETF are new and did not acquire securities from their regular brokers or dealers (as defined in the 1940 Act) or their parents.

Portfolio Turnover

Portfolio turnover may vary from year to year, as well as within a year, and generally relates to changes in the underlying index. High turnover rates are likely to result in comparatively greater brokerage expenses or dealer mark-ups and other transaction costs. The overall reasonableness of brokerage commissions is evaluated by Krane or the sub-adviser based upon their knowledge of available information as to the general level of commissions and spreads paid or incurred by the other institutional investors for comparable services.

For the fiscal years ended March 31, 2017 and March 31, 2016, KraneShares E Fund China Commercial Paper ETF’s portfolio turnover rate was 0% and 717%, respectively, of the average value of its portfolio. The relative decrease in the portfolio turnover rate for the fiscal year ended March 31, 2017 was caused principally because the Fund experienced asset declines during the fiscal year ended March 31, 2016.

For the fiscal years ended March 31, 2017 and March 31, 2016, KraneShares CSI China Internet ETF’s portfolio turnover rate was 35% and 27%, respectively, of the average value of its portfolio.

For the fiscal years ended March 31, 2017 and March 31, 2016, KraneShares Zacks New China ETF portfolio turnover rate was 86% and 575%, respectively, of the average value of its portfolio. The relative decrease in the portfolio turnover rate for the fiscal year ended March 31, 2017 was caused principally because the Fund’s underlying index changed during the fiscal year ended March 31, 2016.

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For the fiscal years ended March 31, 2017 and March 31, 2016, Kraneshares FTSE Emerging Markets Plus ETF portfolio turnover rate was 25% and 1%, respectively, of the average value of its portfolio.

KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares MSCI Environment Index ETF are new and therefore do not have a portfolio turnover rates.

CREATION AND REDEMPTION OF CREATION UNITS

General

The Trust issues and sells shares of a Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. Currently, the number of shares of a Fund that constitute a Creation Unit (normally 50,000). The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, including in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board. Shares of a Fund will only be issued against full payment, as described more fully in the Prospectus and this SAI.

Krane or the sub-adviser will convert cash subscriptions into the relevant foreign currency prior to investment at the applicable exchange rate and subject to the applicable spread. Krane or the sub-adviser will also sell the investments denominated in foreign currencies and convert such proceeds into U.S. Dollars at the applicable exchange rate and subject to the applicable spread for cash redemptions. Those purchasing (or redeeming) Creation Units of a Fund bear the risk of any changes in the exchange rate between U.S. dollars and the foreign currencies between the time they place their order and the time that a Fund is able to convert any cash (shares) received into foreign currencies (U.S. Dollars).

A “Business Day” with respect to a Fund is any day on which the Exchange on which a Fund is listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of Creation Units of a Fund consists of an in-kind deposit of a designated portfolio of securities (including any portion of such securities for which cash is substituted (“Deposit Cash”)) (“Deposit Securities”), if any, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit.” A Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount.” Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

The Custodian makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange, the list of names and the required number of shares of each Deposit Security and the estimated amount of the Cash Component to be included in the current Fund Deposit (based on information as of the end of the previous Business Day for a Fund). Such a Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available.

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The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of a Fund’s portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by Krane or the sub-adviser with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the underlying index.

The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which shall be added to the Deposit Cash, if applicable, and the Cash Component in the following situations: (i) to the extent there is Deposit Cash, as described herein; (ii) if, on a given Business Day, a Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash; (iii) if, upon receiving a purchase order from an Authorized Participant, a Fund determines to require the purchase to be made entirely in cash; (iv) on a given Business Day, a Fund requires all Authorized Participants purchasing shares on that day to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not eligible for transfer through either the NSCC or DTC systems; or (b) such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (v) if a Fund permits an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are not available in sufficient quantity; or (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (together with (v)(a), “custom orders”).

The Trust also reserves the right to include or remove Deposit Securities from the basket for one or more of the following reasons: (i) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (ii) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots; (iii) TBA Transactions, short positions and other positions that cannot be transferred in-kind, including instruments that can be transferred in-kind only with the consent of the original counterparty, will be excluded from the Deposit Securities and a Fund Securities; (iv) to the extent a Fund determines, on a given Business Day, to use a representative sampling of a Fund’s portfolio; or (v) for temporary periods, to effect changes in a Fund’s portfolio as a result of the rebalancing of the underlying index.

Cash Purchase Method

Cash purchases of Creation Units will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser.

Role of the Authorized Participant

Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay any Deposit Cash and Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Deposit Cash and Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. A list of current Authorized Participants may be obtained from the Distributor.

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Purchase Orders

To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of a Fund (except for the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF) generally no later than 4:00 p.m., Eastern Time on any Business Day to receive that Business Day’s NAV. For the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF), an Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of a Fund generally between 4:00 p.m. and 5:00 p.m. Eastern Time on any Business Day to receive the next Business Day’s NAV. On days when the Exchange closes earlier than normal, a Fund may require orders for Creation Units to be placed earlier in the day. The Distributor will notify Krane and the Custodian of such order. The Custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of a Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cutoff Time (as defined below) on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to a Fund, immediately available or same day funds estimated by a Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable Deposit Cash and creation transaction fees. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the cash. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund.

The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders

The time by which purchase orders must be submitted to the Distributor are set forth above and are defined as the “Cutoff Time” herein. Creation Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Authorized Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant. Orders to create shares of a Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the securities markets in a foreign market in which a Fund may invest are closed may not be accepted. The Distributor, in its discretion, may permit the submission of orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Trust’s standard Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.

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The Authorized Participant must also make immediately available on the same day they submit the purchase order, funds estimated by a Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees and Deposit Cash. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of a Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant. The Authorized Participant is responsible for any and all expenses and costs incurred by a Fund, including any applicable cash amounts, in connection with any purchase order.

Acceptance of Orders for Creation Units

Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, a Fund will accept the order, subject to a Fund’s right (and the right of a Fund, Distributor and Krane) to reject any order until acceptance.

Once a Fund has accepted an order, upon the next determination of the NAV of the shares, a Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Fund reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor, including if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to a Fund; (v) acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of a Fund Deposit would, in the discretion of a Fund or Krane, have an adverse effect on a Fund or the rights of Beneficial Owners; or (vii) circumstances outside the control of a Fund, the Distributor and Krane make it impracticable to process purchase orders. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Funds, the Custodian, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component and any Deposit Cash have been completed. When the sub-custodian has confirmed to the Custodian that the securities included in a Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and Krane shall be notified of such delivery and a Fund will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date). However, as discussed in the Regular Holidays section, a Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

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To the extent contemplated by an Authorized Participant’s agreement with the Distributor, a Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral, which may have a value of up to 115%, which percentage the Trust may change at any time, in its sole discretion, of the value of the missing Deposit Securities in accordance with a Fund’s then-effective procedures. The only collateral that is acceptable to a Fund is cash in U.S. dollars. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time on the contractual settlement date. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning a Fund’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit a Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to a Fund of purchasing such securities and the cash collateral.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate Beneficial Owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by a Fund and a Fund’s determination shall be final and binding.

Costs Associated with Creation Transactions

A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day.

If a purchase consists of a Deposit Cash, the Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from the cash portion of such transaction, as further described in the Brokerage Transactions section of this SAI. The Authorized Participants may also be required to pay an additional charge (up to the maximum amount shown below) to cover costs related to the creation transaction. Authorized Participants will also bear the costs of transferring the Deposit Securities to a Fund. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

KraneShares E Fund China Commercial Paper ETF’s standard creation transaction fee is $500, and a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any differential between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares CSI China Internet ETF’s standard creation transaction fee is $500, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares Zacks New China ETF’s standard creation transaction fee is $1,500, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

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KraneShares FTSE Emerging Markets Plus ETF’s standard creation transaction fee is $8,500, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares Emerging Markets Consumer Technology Index ETF’s standard creation transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares MSCI One Belt One Road Index ETF’s standard creation transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s standard creation transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares MSCI China Environment Index ETF’s standard creation transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) purchased, which is used to compensate the Fund for any differential between the actual expenses incurred by the Fund in investing in the Fund Deposit and the standard creation transaction fee. The Fund may adjust the fee from time to time based on actual experience.

Redemption of Creation Units

Shares of a Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Units. There can be no assurance that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial Owners also may sell shares in the secondary market.

The Custodian will make available through the NSCC, prior to the opening of business on the Exchange on each Business Day, the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”), and an amount of cash (the “Cash Amount,” as described below), which is an amount equal to the market value of the Fund Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Such Fund Securities and the corresponding Cash Amount (each subject to possible amendment or correction) are applicable in order to effect redemptions of Creation Units of a Fund until such time as the next announced composition of a Fund Securities and Cash Amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

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The Trust may substitute a “cash in lieu” amount to replace a Fund Security, which shall be added to the Cash Amount, in the following situations: (i) to the extent there is a Cash Amount, as described herein; (ii) if, on a given Business Day, a Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash; (iii) if, upon receiving a redemption order from an Authorized Participant, a Fund determines to require the redemption be made entirely in cash; (iv) if, on a given Business Day, a Fund requires all Authorized Participants redeeming shares on that day to receive cash in lieu of some or all of a Fund Securities solely because: (a) such instruments are not eligible for transfer through either the NSCC or DTC systems; or (b) such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (v) if a Fund permits an Authorized Participant to receive cash in lieu of some or all of a Fund Securities solely because such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (iii) if a shareholder would be subject to unfavorable income tax treatment if the holder receives redemption proceeds in-kind.

The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by the Authorized Participant.

Cash Redemption Method

When partial or full cash redemptions of Creation Units are available or specified for a Fund, cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of a Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.

Costs Associated with Redemption Transactions

A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. The redeeming investor may be assessed an additional variable charge on the cash in lieu portion of its redemption proceeds, up to a maximum additional variable charge as set forth below. The standard redemption transaction fee and the additional variable charges are set forth below. Authorized Participants will also bear the costs of transferring the Fund Securities from a Fund to their account on their order. Investors who use the services of a broker or other financial intermediary may be charged a fee for such services.

KraneShares E Fund China Commercial Paper ETF and KraneShares CSI China Internet ETF’s standard redemption transaction fee is $500, and a variable fee of up to 2% of the value of the per Creation Unit(s) redeemed, which is used to compensate a Fund for any differential between the actual expenses incurred by a Fund in selling a Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares FTSE Emerging Markets Plus ETF’s standard redemption transaction fee is $8,500, and a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

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KraneShares Zacks New China ETF standard redemption transaction fee is $1,500, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate KraneShares Zacks New China ETF for any difference between the actual expenses incurred by KraneShares Zacks New China ETF in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares Emerging Markets Consumer Technology Index ETF’s standard redemption transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares MSCI One Belt One Road Index ETF’s standard redemption transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s standard redemption transaction fee is $750, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate the Fund for any difference between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Adviser may adjust the fee from time to time based on actual experience.

KraneShares MSCI China Environment Index ETF’s standard redemption transaction fee is $750, and a variable fee of up to 2%, plus a variable fee up to a total of 2% of the value of the Creation Unit(s) redeemed, which is used to compensate the Fund for any differential between the actual expenses incurred by the Fund in selling the Fund Deposit and the standard redemption transaction fee. The Fund may adjust the fee from time to time based on actual experience.

Placement of Redemption Orders

Redemption requests for Creation Units of a Fund must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of a Fund (except for the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF) to the Distributor generally before 4:00 p.m., Eastern Time on any Business Day in order to receive that day’s NAV. For the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF and KraneShares E Fund China Commercial Paper ETF), an Authorized Participant must submit an irrevocable request to redeem shares of a Fund to the Distributor generally between 4:00 p.m. and 5:00 p.m. Eastern Time on any Business Day to receive the next Business Day’s NAV. Orders to redeem shares of a Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

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The Authorized Participant must transmit the request for redemption in the form required by a Fund to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement. In such cases, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to a Fund’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to a Fund’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day; (ii) a request in a form satisfactory to a Fund is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern Time on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify a Fund and its Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.

Deliveries of redemption proceeds by a Fund generally will be made within three Business Days (i.e., “T+3”), but may be made up to seven days later, particularly in stressed market conditions. However, as discussed in the Regular Holidays section, a Fund reserves the right to settle redemption transactions and deliver redemption proceeds on another basis to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances. The Regular Holidays section hereto identifies the instances, if any, where more than seven days would be needed to deliver redemption proceeds consisting of Fund Securities. Pursuant to an order of the SEC, the Trust will make delivery of redemption proceeds within the number of days stated in the Regular Holidays section to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In all cash redemptions, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that a Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering a Fund Securities under such laws.

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Because the portfolio securities of a Fund may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for a Fund, shareholders may not be able to redeem their shares of a Fund, or purchase or sell shares of a Fund on the Exchange on days when the NAV of a Fund could be significantly affected by events in the relevant non-U.S. markets.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the Exchange is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creation and Redemptions of Creation Units

An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss will generally equal the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor and any net amount of cash paid for the Creation Units. However, the U.S. Internal Revenue Service may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisers.

Current U.S. federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.

Regular Holidays

For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances, but in no event longer than fourteen calendar days. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Holidays may occur on different dates in subsequent years. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

71

In the calendar year 2017, the dates of regular holidays affecting the relevant securities markets in which a Fund invests are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

ARGENTINA
January 1	April 14	June 20	October 16
February 27	April 16	July 9	November 27
February 28	May 1	August 21	December 8
March 24	May 25	October 9	December 25
April 2

AUSTRALIA
January 2	April 17	August 17	December 26
January 26	April 25	October 2
April 14	June 12	December 25

AUSTRIA
January 1	April 17	December 14	December 26
April 14	May 1	December 25

BRAZIL
January 1	April 21	September 7	November 20
January 25	May 1	October 12	December 24
February 27	June 15	November 2	December 25
February 28	July 9	November 15	December 29
April 14

CANADA
January 1	May 22	September 4	December 25
February 19	July 3	October 9	December 26
April 14	August 7	November 13

CHILE
January 1	May 1	August 15	October 27
April 14	May 21	September 18	November 1
April 15	June 26	September 19	December 8
April 16	July 16	October 9	December 25

CHINA
January 1	January 31	May 1	October 3
January 2	February 1	May 28	October 4
January 27	February 2	May 29	October 5
January 28	April 2	May 30	October 6
January 29	April 3	October 1	October 7
January 30	April 4	October 2	October 8

CZECH REPUBLIC
January 1	May 8	October 28	December 26
April 14	July 5	November 17
April 17	July 6	December 24
May 1	September 28	December 25

72

DENMARK
January 1	April 17	June 5	December 31
April 13	May 12	December 24
April 14	May 25	December 25
April 16	May 26	December 26

EGYPT
January 25	April 25	June 26	September 21
April 16	May 1	July 23
April 17	June 25	August 31

FINLAND
January 1	April 17	December 24	December 26
April 14	May 1	December 25

FRANCE
January 1	April 17	October 29	December 25
March 26	May 1	November 11	December 26
April 14

GERMANY
January 1	April 17	October 29	December 25
March 26	May 1	October 31	December 26
April 14

HONG KONG
January 2	April 14	May 30	December 26
January 27	April 17	October 2
January 30	May 1	October 5
April 5	May 3	December 25

HUNGARY
January 1	March 15	August 20	October 23

INDIA
January 25	May 1	October 2	December 25
April 14	August 15

INDONESIA
January 1	May 1	June 25	September 1
January 28	May 11	June 26	September 21
March 28	May 25	June 27	December 1
April 14	June 23	June 28	December 25
April 24	June 24	August 17	December 26

IRELAND
August 7	October 30	December 25	December 26

ISRAEL
March 12	May 2	September 21	September 30
April 11	May 31	September 22	October 5
April 17	August 1	September 29	October 12

73

ITALY
January 1	April 17	December 25	December 26
April 14	May 1

JAPAN
January 1	March 20	July 17	November 3
January 2	April 29	August 11	November 23
January 3	May 3	September 18	December 23
January 9	May 4	September 23	December 31
February 11	May 5	October 9

KENYA
January 1	May 1	October 20	December 25
April 14	June 1	December 12	December 26
April 17	June 26

LUXEMBOURG
January 1	April 17	December 25	December 26
April 14	May 1

MALAYSIA
January 1	February 1	June 12	September 16
January 2	February 9	June 25	September 21
January 28	May 1	June 26	October 18
January 29	May 10	August 31	December 1
January 30	June 3	September 1	December 25

MEXICO
January 1	April 13	September 16	December 12
February 6	April 14	November 2	December 25
March 20	May 1	November 20

MAURITIUS
January 2	February 24	June 26	November 2
February 1	March 29	October 19	December 25
February 9	May 1	November 1

NETHERLANDS
January 1	April 14	May 1	December 25
March 26	April 17	October 29	December 26

NORWAY
April 13	May 1	May 25	December 25
April 14	May 17	June 5	December 26
April 17

MONACO
January 2	May 1	June 15	November 20
January 27	May 25	August 15	December 8
April 17	June 5	November 1	December 25

MOROCCO
January 11	June 26	August 21	November 6
May 1	August 14	September 21	December 1

74

NIGERIA
January 2	May 29	September 2	December 26
April 14	June 25	October 2
April 17	June 26	December 1
May 1	September 1	December 25

PERU
January 1	May 1	July 29	November 1
April 13	June 29	August 30	December 8
April 14	July 28	October 8	December 25

PHILIPPINES
January 1	April 9	May 1	October 31
January 2	April 13	June 12	November 1
January 28	April 14	August 21	November 30
February 25	April 15	August 28	December 25

POLAND
January 1	May 1	August 15	December 26
January 6	May 3	November 1
April 16	June 4	November 11
April 17	June 15	December 25

PORTUGAL
February 14	June 26	August 31	September 2
June 25	June 27	September 1	December 18

RUSSIA
January 1	January 6	March 8	November 4
January 2	January 7	May 1	November 6
January 3	January 8	May 8
January 4	February 23	May 9
January 5	February 24	June 12

SINGAPORE
January 1	May 1	August 9	December 26
February 8	May 2	September 12
February 9	May 21	October 29
March 25	July 6	December 25

SOUTH AFRICA
January 1	April 27	August 3	December 16
March 21	May 1	August 9	December 25
March 25	May 2	September 24	December 26
March 28	June 16

SOUTH KOREA
January 1	March 1	August 15	October 9
January 27	May 1	October 3	December 20
January 28	May 3	October 4	December 25
January 29	May 5	October 5
January 30	June 6	October 6

75

SPAIN
April 13	June 15	October 12	December 25
April 14	July 25	November 1
May 1	August 15	December 8

SWEDEN
January 6	May 1	June 6	December 25
April 14	May 25	June 23	December 26
April 17

SWITZERLAND
January 2	April 17	June 5	December 25
April 14	May 25	August 1	December 26

TAIWAN
January 1	January 31	April 4	October 4
January 2	February 1	May 1	October 9
January 27	February 18	May 29	October 10
January 28	February 27	May 30
January 29	February 28	June 3
January 30	April 3	September 30

THAILAND
January 1	April 6	May 10	October 23
January 2	April 13	July 8	December 5
January 3	April 14	July 10	December 10
February 11	May 1	August 12	December 11
February 12	May 5	August 14

TURKEY
January 1	June 24	July 15	September 3
April 23	June 25	August 30	September 4
May 1	June 26	September 1	October 28
May 19	June 27	September 2	October 29

UKRAINE
January 1	March 8	May 9	October 14
January 2	April 17	June 5	October 16
January 3	May 1	June 28
January 7	May 2	August 24
January 9	May 8	August 25

UNITED KINGDOM
January 2	April 17	August 28	December 26
March 26	May 1	October 29
April 14	May 29	December 25

UNITED STATES
January 1	March 12	September 4	November 23
January 2	April 14	October 9	December 25
January 16	May 29	November 5
February 20	July 4	November 10

VIETNAM
January 2	January 30	April 6	September 4
January 26	January 31	May 1
January 27	February 1	May 2

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In the calendar year 2018, the dates of regular holidays affecting the relevant securities markets in which the Funds may invest are as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

ARGENTINA
January 1	April 2	June 18	October 15
March 30	May 1	July 9	December 8
April 1	May 25	August 20	December 25

AUSTRALIA
January 1	April 2	August 6	December 25
January 26	April 25	October 1	December 26
March 30	June 11

AUSTRIA
January 1	May 10	October 26	December 26
January 6	May 21	November 1
April 2	May 31	December 8
May 1	August 15	December 25

BRAZIL
January 1	March 30	May 31	November 2
February 12	April 21	September 7	November 15
February 13	May 1	October 12	December 25

CANADA
January 1	May 21	September 3	December 25
February 19	July 2	October 8	December 26
March 30	August 6	November 12

CHILE
January 1	May 21	September 19	December 25
March 30	July 2	October 15	December 31
March 31	July 16	November 1
April 1	August 15	November 2
May 1	September 18	December 8

CHINA
January 1	February 19	April 30	October 2
February 15	February 20	May 1	October 3
February 16	February 21	June 18	October 4
February 17	April 5	September 24	October 5
February 18	April 6	October 1

CZECH REPUBLIC
January 1	May 1	July 6	December 25
March 30	May 8	September 28	December 26
April 2	July 5	December 24

77

DENMARK
January 1	April 2	May 21	December 26
March 29	April 27	June 5	December 31
March 30	May 10	December 24
April 1	May 11	December 25

EGYPT
January 7	April 25	August 21	November 20
January 25	May 1	August 22
April 8	July 1	August 23
April 9	July 23	September 11

FINLAND
January 1	March 30	May 1	December 26
January 6	April 2	December 25

FRANCE
January 1	May 1	December 25	December 26
March 25	October 28

GERMANY
January 1	March 30	May 1	December 25
March 25	April 2	October 28	December 26

HONG KONG
January 1	April 2	December 25	December 26
March 30

HUNGARY
January 1	March 16	August 20	October 23
March 15

INDIA
January 26	August 15	October 2	December 25
May 1

INDONESIA
January 1	May 1	June 16	December 25
February 16	May 10	August 17	December 31
March 17	May 30	August 22
March 30	June 1	September 12
April 14	June 15	November 21

IRELAND
January 1	April 2	August 6	December 25
March 30	June 4	October 29	December 26

ISRAEL
March 1	May 20	September 11	September 24
April 6	July 22	September 18	October 1
April 19	September 10	September 19

ITALY
January 1	April 2	December 25	December 26
March 30	May 1

78

JAPAN
January 1	March 21	July 16	November 3
January 2	April 30	August 11	November 23
January 3	May 3	September 17	December 24
January 8	May 4	September 24	December 31
February 12	May 5	October 8

KENYA
January 1	April 17	June 26	December 12
January 2	May 1	September 1	December 25
April 14	June 1	October 20	December 26

LUXEMBOURG
January 1	May 10	August 15	December 26
April 2	May 21	November 1
May 1	June 23	December 25

MALAYSIA
January 1	May 1	September 16	December 25
February 1	August 31	September 17

MEXICO
January 1	March 30	November 2	December 25
February 5	May 1	November 19
March 19	May 5	December 1
March 29	September 16	December 12

MAURITIUS
January 1	February 13	May 1	November 2
January 2	February 16	June 15	November 7
January 31	March 12	August 15	December 25
February 1	March 18	September 13

NETHERLANDS
January 1	April 2	May 21	December 25
March 25	April 27	October 28	December 26
March 30	May 12

NORWAY
January 1	April 2	May 17	December 25
March 29	May 1	May 21	December 26
March 30	May 10

MONACO
January 1	May 1	May 31	November 19
January 27	May 10	August 15	December 8
April 2	May 21	November 1	December 25

MOROCCO
January 1	July 30	August 22	November 20
January 11	August 14	August 23	November 21
May 1	August 20	September 11	January 1
June 15	August 21	November 6

79

NIGERIA
January 1	May 1	June 15	December 26
March 8	May 27	August 22
March 30	May 29	October 1
April 2	June 12	December 25

PERU
January 1	May 1	July 29	November 1
March 29	June 29	August 30	December 8
March 30	July 28	October 8	December 25

PHILIPPINES
January 1	April 9	August 27	December 25
March 29	May 1	November 1	December 30
March 30	June 12	November 30	December 31

POLAND
January 1	May 1	August 15	December 25
March 30	May 3	November 1	December 26
April 2	May 31	December 24

PORTUGAL
January 1	April 2	December 25	December 26
March 30	May 1

RUSSIA
January 1	February 19	May 28	November 12
January 2	February 23	June 12	November 22
January 3	March 8	July 4	December 25
January 4	March 30	September 3
January 5	May 1	October 8
January 15	May 9	November 5

SINGAPORE
January 1	May 1	August 9	December 25
March 30

SOUTH AFRICA
January 1	April 2	June 16	December 16
March 21	April 27	August 9	December 25
March 30	May 1	September 24	December 26

SOUTH KOREA
January 1	May 1	June 13	September 26
February 15	May 5	August 15	October 3
February 16	May 7	September 23	October 9
February 17	May 22	September 24	December 25
March 1	June 6	September 25

SPAIN
January 1	March 30	July 25	November 1
March 19	May 1	August 15	December 25
March 29	May 31	October 12

80

SWEDEN
January 1	May 1	June 22	December 26
March 30	May 10	December 24	December 31
April 2	June 6	December 25

SWITZERLAND
January 1	April 22	June 10	December 25
April 19	May 30	August 1	December 26

TAIWAN
January 1	April 5	May 1	October 10
February 28

THAILAND
January 1	April 13	May 29	December 5
January 2	April 16	July 26	December 10
March 2	May 1	August 13	December 31
April 6	May 7	October 23	January 1

TURKEY
January 1	May 1	August 30	October 29
April 23	May 19

UKRAINE
January 1	April 9	May 9	August 24
January 7	May 1	May 28	October 15
March 8	May 2	June 28	November 21
March 9	May 8	June 29

UNITED KINGDOM
January 1	April 2	August 27	December 25
March 25	May 7	October 28	December 26
March 30	May 28

UNITED STATES
January 1	March 30	September 3	November 22
January 15	May 28	October 8	December 25
February 19	July 4	November 12

VIETNAM
January 2	January 29	April 6	May 2
January 27	January 30	May 1	September 4
January 28

The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose stocks comprise a Fund.

81

In calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst case redemption cycles for a Fund as set forth below. This information is based on the information regarding regular holidays, which may be out of date. Changes in the regular holidays may lead to longer redemption cycles than are set forth below.

Country	Trade Date	Settlement Date	Number of Days to Settle
China	1/24/2017	2/3/2017	10
	1/25/2017	2/6/2017	12
	1/26/2017	2/7/2017	12
	9/27/2017	10/9/2017	12
	9/28/2017	10/10/2017	12
	9/29/2017	10/11/2017	12

Indonesia	6/20/2017	6/29/2017	9
	6/21/2017	6/30/2017	9
	6/22/2017	7/3/2017	11

Japan	4/28/2017	5/8/2017	9
	5/1/2017	5/9/2017	8
	5/2/2017	5/10/2017	8

Russia	12/28/2017	1/9/2018	12
	12/29/2017	1/10/2018	12
	12/30/2017	1/11/2018	12

South Africa	4/7/2017	4/18/2017	11
	4/10/2017	4/19/2017	9
	4/11/2017	4/20/2017	9
	4/12/2017	4/21/2017	9
	4/13/2017	4/24/2017	11
	4/20/2017	4/28/2017	8
	4/21/2017	5/2/2017	10
	4/24/2017	5/3/2017	9
	4/25/2017	5/4/2017	9
	4/26/2017	5/5/2017	9
	4/28/2017	5/10/2017	10
	6/12/2017	6/20/2017	8
	6/13/2017	6/21/2017	8
	6/14/2017	6/22/2017	8
	6/15/2017	6/23/2017	8
	8/2/2017	8/10/2017	8
	8/3/2017	8/11/2017	8
	8/4/2017	8/14/2017	10
	8/7/2017	8/15/2017	8
	8/8/2017	8/16/2017	8
	9/18/2017	9/26/2017	8
	9/19/2017	9/27/2017	8
	9/20/2017	9/28/2017	8
	9/21/2017	9/29/2017	8
	9/22/2017	10/2/2017	10
	12/18/2017	12/27/2017	9
	12/19/2017	12/28/2017	9
	12/20/2017	12/29/2017	9
	12/21/2017	1/1/2017	11
	12/22/2017	1/2/2017	11

82

South Korea	9/29/2017	10/10/2017	10
	10/2/2017	10/11/2017	9

Ukraine	1/4/2017	1/12/2017	8
	1/5/2017	1/13/2017	8
	1/6/2017	1/16/2017	10
	3/1/2017	3/9/2017	8
	3/2/2017	3/10/2017	8
	3/3/2017	3/13/2017	10
	3/6/2017	3/14/2017	8
	3/7/2017	3/15/2017	8
	4/10/2017	4/18/2017	8
	4/11/2017	4/19/2017	8
	4/12/2017	4/20/2017	8
	4/13/2017	4/21/2017	8
	4/14/2017	4/24/2017	10
	4/24/2017	5/3/2017	9
	4/25/2017	5/4/2017	9
	4/26/2017	5/5/2017	9
	4/27/2017	5/10/2017	13
	4/28/2017	5/11/2017	13
	5/3/2017	5/12/2017	9
	5/4/2017	5/15/2017	11
	5/5/2017	5/16/2017	11
	5/29/2017	6/6/2017	8
	5/30/2017	6/7/2017	8
	5/31/2017	6/8/2017	8
	6/1/2017	6/9/2017	8
	6/2/2017	6/12/2017	10
	6/21/2017	6/29/2017	8
	6/22/2017	6/30/2017	8
	6/23/2017	7/3/2017	10
	6/26/2017	7/4/2017	8
	6/27/2017	7/5/2017	8
	8/17/2017	8/28/2017	11
	8/18/2017	8/29/2017	11
	8/21/2017	8/30/2017	9
	8/22/2017	8/31/2017	9
	8/23/2017	9/1/2017	9
	10/9/2017	10/17/2017	8
	10/10/2017	10/18/2017	8
	10/11/2017	10/19/2017	8
	10/12/2017	10/20/2017	8
	10/13/2017	10/23/2017	10

Vietnam	1/23/2017	2/2/2017	10
	1/24/2017	2/3/2017	10
	1/25/2017	2/6/2017	12

83

In calendar year 2018, the dates of regular holidays affecting the following securities markets present the worst case redemption cycles for the Funds as set forth below. This information is based on the information regarding regular holidays, which may be out of date. Changes in the regular holidays may lead to longer redemption cycles than are set forth below.

Country	Trade Date	Settlement Date	Number of Days to Settle
China	2/12/2018	2/22/2018	10
	2/13/2018	2/23/2018	10
	2/14/2018	2/26/2018	12
	9/26/2018	10/8/2018	12
	9/27/2018	10/9/2018	12
	9/28/2018	10/10/2018	12

Czech Republic	12/21/2018	12/31/2018	10

Egypt	8/20/2018	8/28/2018	8

Japan	12/27/2017	1/4/2018	8
	12/28/2017	1/5/2018	8
	12/29/2017	1/9/2018	11

Morocco	8/17/2018	8/28/2018	11

Norway	3/26/2018	4/3/2018	8
	3/27/2018	4/4/2018	8
	3/28/2018	4/5/2018	8

Russia	12/29/2017	1/10/2018	12

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in a Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a RIC

The Funds each have elected or intend to elect to be treated, and intend to qualify each year, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things:

84

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of a Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by a Fund and that are engaged in the same, similar or related trades or businesses or (2) the securities of one or more qualified publicly traded partnerships; and

(c) distribute with respect to each taxable year at least the sum of 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.

Taxation of a Fund

If a Fund qualifies as a RIC, a Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to satisfy the qualifying income test in any taxable year or the diversification requirements for any quarter, a Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to a Fund for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

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A Fund intends to distribute at least annually to its shareholders substantially all of its taxable income and its net capital gains. Taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but a Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by a Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Deferral of Late Year Losses

A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining a Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing a Fund’s distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital Loss Carryovers

If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of a Fund’s next taxable year, and the excess (if any) of a Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of a Fund’s next taxable year. Such capital loss carryover can be used to offset capital gains of the Fund in succeeding taxable years. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Excise Tax

If a Fund fails to distribute in a calendar year an amount at least equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, a Fund will be subject to a nondeductible 4% excise tax on the undistributed amount. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by each Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions

Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. Moreover, distributions are generally subject to federal income tax as described herein to the extent they do not exceed a Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

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Distributions by a Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Preferential long-term capital gain rates apply to individuals at a maximum rate of 20% for individuals with taxable income exceeding certain thresholds. Such preferential rates also apply to qualified dividend income if certain holding period requirements are met. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, which includes China (but not Hong Kong which is treated as a separate jurisdiction), or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares.

Some portion of the dividends paid by a Fund investing in equity securities is expected to be eligible for qualified dividend income treatment. A Fund investing in fixed income securities would not expect to distribute qualified dividend income.

Given each Fund’s investment objective, it is not expected that Fund distributions will be eligible for the dividends received deduction on Fund distributions attributable to dividends received.

For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on all or a portion of their “net investment income,” including interest, dividends, and capital gains, which generally includes taxable distributions received from a Fund. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

If a Fund makes distributions to a shareholder in excess of a Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in a Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date a Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sale or Exchange of Shares

A sale or exchange of shares in a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

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As noted above, for U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on “net investment income,” including interest, dividends, and capital gains, which generally includes taxable distributions received from a Fund and taxable gains on the disposition of shares of a Fund.

Backup Withholding

A Fund (or a financial intermediary, such as a broker, through which a shareholder holds Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding. The backup withholding tax rate is currently 28%.

Federal Tax Treatment of Certain Fund Investments

Transactions of a Fund in options, futures contracts, hedging transactions, forward contracts, swap contracts, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by a Fund.

A Fund is required, for federal income tax purposes, to mark to market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 contracts that are required to be marked to market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, a Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gains on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

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Certain Foreign Currency Tax Issues

A Fund’s gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of a Fund and is not part of a straddle transaction and (ii) a Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

A Fund’s forward contracts may qualify as Section 1256 contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked to market annually like other Section 1256 contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 contracts, the tax treatment generally applicable to Section 1256 contracts would apply to those forward currency contracts: that is, the contracts would be marked to market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 contracts, such contracts will not be marked to market annually and a Fund will recognize short-term or long-term capital gain or loss depending on a Fund’s holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and non-equity options that qualify as Section 1256 contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 contracts unless a Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and non-equity options held or later acquired by a Fund.

Foreign Investments

Income received by a Fund from sources within foreign countries (including, for example, interest on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of a Fund’s assets consist of foreign securities, a Fund is expected to make an election to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by a Fund during that taxable year to foreign countries in respect of foreign securities that a Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Because a foreign tax credit is only available for foreign taxes paid by a Fund, no such credit may be available for a reduction in a Fund's net asset value to reflect a reserve (if any) for Chinese withholding taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

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Passive Foreign Investment Companies

If a Fund purchases shares in a PFIC, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, a Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that would result in a Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from the PFIC and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Tax-Exempt Shareholders

Under current law, income of a RIC that would be treated as unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Non-U.S. Shareholders

In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If a Fund were to recognize short-term capital gains or U.S.-source portfolio interest, properly reported short-term capital gain dividends and interest-related dividends paid by a Fund would not be subject to such withholding tax.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends or short-term capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend or short-term capital gains dividends and certain other conditions are met.

In order for a non-U.S. investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a non-U.S. person may be subject to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax will be imposed on (1) dividends paid by a Fund and (2) long-term capital gain dividends and redemption proceeds paid after December 31, 2018, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement a similar reporting regime will be exempt from this withholding tax if the shareholder and the applicable foreign government comply with the terms of such agreement. A Fund will not pay any additional amounts in respect to any amounts withheld.

Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year.

Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

Section 351

The Trust on behalf of a Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations

Under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more in any single tax year or, for a corporate shareholder, $10 million or more in any single tax year, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Chinese Tax Considerations

Although Chinese law provides for a 10% withholding tax (“WHT”) on capital gains realized by non-residents, significant uncertainties remain regarding the implementation of this law, particularly with respect to trading of PRC debt securities by RQFIIs and QFIIs. Such uncertainties may result in capital gains taxes imposed upon a Fund relative to securities of companies headquartered, managed or listed in China. While the application and enforcement of this law with respect to a Fund remain subject to clarification, to the extent that such taxes are imposed on any capital gains of a Fund, a Fund’s NAV or returns may be adversely impacted. In light of this uncertainty, the Fund reserves the right to establish a reserve in order to meet this potential WHT liability for capital gains realized on the sale of PRC securities. If a Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated a Fund’s payment of it. Investors should note that such provision, if any, may be excessive or inadequate to meet actual WHT liabilities (which could include interest and penalties) on a Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities. To the extent Krane or a sub-adviser, through the use of a QFII or RQFII license, pays any taxes in connection with a Fund’s transactions in PRC securities, the Fund will repay them for such tax expenses.

In addition, there is uncertainty as to whether China’s value added tax may apply to the Fund’s activities. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Fund. In light of this uncertainty, the Fund reserves the right to establish a reserve for such tax, although it currently does not do so. If the Fund establishes such a reserve but is not ultimately subject to these taxes, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax. Investors should note that such provision, if any, may be excessive or inadequate to meet actual Chinese tax liabilities (which could include interest and penalties) on the Fund’s investments. As a result, investors may be advantaged or disadvantaged depending on the final rules of the relevant PRC tax authorities.

Per a circular (Caishui [2014] 79), each Fund is expected to be temporarily exempt from the capital gains withholding tax (“WHT”) imposed by the Chinese government on domestic Chinese equity securities. There is no indication as to how long the temporary exemption will remain in effect. Accordingly, a Fund may be subject to such taxes in the future. If Krane expects such WHT on trading in domestic Chinese equity securities to be re-imposed, the Fund reserves the right to establish a reserve for such tax. If a Fund establishes such a reserve but is not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if a Fund does not establish such a reserve but ultimately is subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from the trading that precipitated the Fund’s payment of it.

As discussed above under “— Foreign Investments,” even if a Fund qualifies and elects to pass through foreign taxes to its shareholders, your ability to claim a credit for such taxes may be limited.

General Considerations

The U.S. federal income tax discussion and the discussion of Chinese tax considerations set forth above are for general information only. Prospective investors should consult their tax advisers regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of a Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

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DETERMINATION OF NAV

This information supplements and should be read in conjunction with the section in the Prospectus entitled “Calculating NAV.”

The NAV per share of a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for a Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the Exchange is open.

In calculating the values of a Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which a Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by a Fund are provided daily by independent pricing agents.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. If there is no such reported sale, such securities are valued at the most recently reported bid price.

Securities for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. A Fund may fair value certain of the foreign securities held by a Fund each day a Fund calculates its NAV.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

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If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane recommends and the Trust’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped by Krane based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when you will not be able to purchase or sell your shares.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

The KraneShares MSCI China Environment Index ETF, KraneShares CSI China Internet ETF, KraneShares Zacks New China ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF intend to pay out dividends, if any, at least annually and the KraneShares E Fund China Commercial Paper ETF at least monthly. Each Fund also distributes its net realized capital gains, if any, to investors annually. Each Fund may make distributions on a more frequent basis. A Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable.

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OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of a Fund’s portfolio holdings and the use of material non-public information about a Fund’s holdings. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of Krane, a sub-adviser, the Distributor, or any affiliated person of a Fund, Krane, a sub-adviser or the Distributor. The policies and procedures apply to all officers, employees, and agents of a Fund, including Krane and a sub-adviser.

A Fund may disclose on a Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by a Fund that will form the basis of a Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market.

Daily access to non-public information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of Krane and other service providers, such as a sub-adviser, the administrator, the custodian and the fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with a Fund and/or the terms of a Fund’s current registration statement.

From time to time, non-public information concerning Fund portfolio holdings also may be provided to other entities that provide services to a Fund, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation and redemption process may be provided to other entities that provide services to a Fund in the ordinary course of business after it has been disseminated to the NSCC.

A Fund’s chief compliance officer, or a compliance manager designated by the chief compliance officer, also may grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where a Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event will a Fund, Krane, a sub-adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

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The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Trust’s the portfolio holdings policies and procedures by a Fund’s chief compliance officer and a Fund, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Advisers Act) that may arise in connection with any portfolio holdings policies and procedures, and (3) considering whether to approve or ratify any amendment to any of the portfolio holdings policies and procedures. The Board and a Fund reserve the right to amend the policies and procedures in their sole discretion at any time and from time to time without prior notice to shareholders. For purposes of the policies and procedures, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by a Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by a Fund, if any, which are not disclosed.

In addition to the permitted disclosures described above, a Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Trust’s policies and procedures.

Voting Rights

Each share of a Fund is entitled to one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders receive one vote for every full Fund share owned. At such time as the Trust offers multiple funds, each fund will vote separately on matters relating solely to that fund. All shares of a Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, for the purpose of considering removal of a Trustee as provided in Section 16(c) of the 1940 Act, a special meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by contacting the Trust at the number and website address provided under “Shareholder Inquiries” below.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.kraneshares.com or call 1.855.857.2638 or call to obtain information about account statements, procedures, and other related information.

COUNSEL

K&L Gates LLP, 1601 K Street NW, Washington, DC 20006, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103, the Trust’s independent registered public accounting firm, provides audit and tax services and other assurance services with respect to filings with the SEC.

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FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal period ended March 31, 2017, including Notes thereto and the report of KPMG LLP, the Funds independent registered public accounting firm, are incorporated by reference into this SAI. The Funds’ audited financial statements for the fiscal periods ended March 31, 2016, March 31, 2015 and March 31, 2014, including Notes thereto and the report of the Funds’ prior independent registered public accounting firm are also incorporated by references into this SAI.

Once available, KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF’s financial statements will be incorporated by reference into this SAI.

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APPENDIX A - PROXY VOTING POLICY

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Trust’s Board has delegated voting of the Fund’s proxies to Krane Funds Advisors, LLC (“Adviser” or “KFA”), subject to the Board’s oversight. The Board has directed that proxies be voted consistent with the Fund and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted the following as its proxy voting policies and procedures:

Proxy Voting Policies and Procedures

Background

An investment adviser has a duty of care and loyalty to its Clients and Investors with respect to monitoring corporate events and exercising proxy authority in the best interests of such Clients and Investors. KFA will adhere to Rule 206(4)-6 of the Advisers Act and all other applicable laws and regulations in regard to the voting of proxies.

Policies and Procedures

Proxy Voting

KFA votes proxies for the securities in the KraneShares Trust, on behalf of each series of the Trust (the “Funds”) for which it has been granted investment authority using the following guidelines to comply with Rule 206(4)-6 under the Advisers Act. Specifically, Rule 206(4)-6 requires that the Adviser:

•	Adopt and implement written policies and procedures reasonably designed to ensure that it votes client securities in the best interest of clients;
•	Disclose to clients how they may obtain information from KFA about how KFA voted proxies for their securities; and
•	Describe KFA’s proxy voting policies and procedures to clients and furnish them with a copy of such policies and procedures on request.

Objective

Where KFA is given responsibility for voting proxies, KFA must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of the Funds, which generally means voting proxies with a view to enhancing the value of the shares of stock held in a Fund’s portfolio.

KFA has retained Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to track the Fund’s proxy votes and the subsequent action the Fund took upon receipt of the vote, and where applicable, the issuer’s management and shareholder recommendations.

A-1

General Guidelines

KFA has adopted the following proxy voting guidelines that address the majority of issues currently presented by either management or shareholder proponents. The ultimate goal of the Guidelines is to exercise the rights of shareholders in support of sound corporate governance and ethical responsibility within the companies in which the Fund(s) have invested. Accordingly, the Guidelines seek to promote accountability of corporate management and directors, align the economic interests of management with those of shareholders, and enhance the disclosure of a company’s business and operations. KFA will normally vote proxies in accordance with these guidelines unless it determines that it is in the best economic interests of the Funds and the Fund shareholders to vote contrary to the Guidelines.

•	Generally KFA believes there should be a majority of independent directors and that audit, compensation and nominating committees should consist solely of independent directors, and it will normally vote in favor of proposals that insure such independence.
•	With respect to auditors, KFA believes that the relationship between a public company and its auditors should be limited primarily to the audit engagement, and KFA will normally vote in favor of proposals to prohibit or limit fees paid to auditors for any services other than auditing and closely-related activities that do not raise any appearance of impaired independence.
•	With respect to equity based compensation plans, KFA believes that appropriately designed plans approved by a company’s shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, KFA will normally vote against plans that substantially dilute the Fund’s ownership interest in the company or provide participants with excessive awards.
•	With respect to shareholder rights, KFA believes that all shareholders of a company should have an equal voice and that barriers that limit the ability of shareholders to effect corporate change and to realize the full value of their investment are not desirable. Therefore KFA will normally vote against proposals for supermajority voting rights, against the adoption of “poison pill” plans, and against proposals for different classes of stock with different voting rights.
•	With respect to “social responsibility” issues, KFA believes that matters related to a company’s day to day business operations are primarily the responsibility of management. KFA is focused on maximizing long-term shareholder value and will normally vote against shareholder proposals requesting a company disclose or change certain business practices unless KFA believes the proposal would have a substantial positive economic impact on the company.

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Conflicts of Interests

KFA has adopted procedures that are designed to identify conflicts or potential conflicts that could arise between its own interests and those of the Funds. For example, conflicts of interest may arise when:

•	proxy votes regarding non-routine matters are solicited by an issuer that has an institutional separate account relationship with KFA;[1]
•	a proponent of a proxy proposal has a business relationship with KFA; or
•	KFA has business relationships with participants in proxy contests, corporate directors or director candidates.

KFA’s senior management, in coordination with its CCO, are primarily responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. Any person with knowledge of a personal conflict of interest relating to a particular matter shall disclose that conflict to the CCO and may be required to recuse him or herself from the proxy voting process. If it is determined that a conflict of interest or potential conflict of interest is material, the CCO will work with appropriate personnel to agree upon a method to resolve such conflict before voting proxies affected by the conflict. It is KFA’s expectation that voting in accordance with the Guidelines should, in most cases, adequately address any possible conflicts of interest.

Special Issues with Voting Foreign Proxies

Although KFA has arrangements with the proxy vendor to vote foreign proxies, voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.
•	To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. KFA may refrain from voting shares of foreign stocks subject to blocking restrictions where, in KFA’s judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.
•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries, such as France, do not require companies to publish announcements in any official stock exchange publication.
•	Timeframes between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

1     For this purpose, KFA generally will consider as “non-routine” any matter listed in New York Stock Exchange Rule 452.11, relating to when a member adviser may not vote a proxy without instructions from its customer (for example, contested matters are deemed non-routine).

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•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.
•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.
•	Lack of a “proxy voting service” by custodians in certain countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a Fund, KFA may, after weighing the costs and benefits of voting on proxy proposals relating to foreign securities, make the decision not to vote a proxy proposal. Generally, the KFA will abstain from voting proxies of companies listed in China and Hong Kong for the reasons stated above.

KFA will also take into consideration any recommendations provided by the Funds’ administrator when voting proxies. For the avoidance of doubt, it is KFA’s policy to generally abstain from voting proxies as they relate to affiliated entities of KFA’s subadvisors who co-manage the portfolios of the Funds.

Proxy Voting Reporting

Information regarding how KFA, on behalf of the Funds, voted proxies is available on the SEC’s website at http://sec.gov as well as on the KraneShares website (www.kraneshares.com).

KFA must provide the Funds’ Board with a report that describes any significant issues that arose during the year as they relate to voting proxies including any votes that were made inconsistent with KFA’s stated proxy voting policies and procedures. Additionally, on an at least annual basis, any changes to KFA’s proxy voting policies and procedure as they relate to the Funds, must be reported to the Board, which shall review and in its discretion, approve the use of such amended proxy voting policies and procedures.

KFA’s senior management and CCO will meet on at least quarterly basis to review the Company’s proxy voting.

Securities Subject to Lending Arrangements

At the present time, securities lending is not approved for the Funds. However, should there be a change in this position, KFA will adopt appropriate policies and procedures.

Class Actions

KFA does not commit to participate in all class actions that may arise with regard to Fund portfolio securities. Upon receipt of class action information, the COO or CCO will evaluate the costs versus the benefits of participation in the suit for each pertinent Fund. Unless the COO or CCO determines that it would be in the best interest of the Fund, KFA will not participate in the class action on behalf of the Fund. The COO or CCO will either return to the sender any documents inadvertently received by Adviser regarding class actions or forward the documents to the pertinent Fund(s). If a determination is made that the benefits of participating in a class action outweigh the cost of participation, the Adviser will distribute any compensation received pro rata to the investors in the Fund(s) based on the current percentage holdings in the Fund or as otherwise appropriately arranged and disclosed to investors.

Class Action Notices should be forwarded to the CCO upon receipt.

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APPENDIX B – DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

China Lianhe Credit Ratings

AAA: Strong ability to repay debt. Not adversely affected by the economic environment. The risk of default is very low.

AA: Strong ability to repay debt. Less adversely affected by the economic environment. The risk of default is very low.

A: Strong ability to repay debt. More susceptible adversely affected by the economic environment. The risk of default is very low.

BBB: Adequate ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

BB: Weak ability to repay debt. Business is affected by unfavorable economic environment. Greater default risk in general.

B: Businesses ability to repay debt is largely dependent on favorable economic environment. There is a high risk of default.

CCC: Businesses ability to repay debt is extremely dependent on favorable economic environment. There is a high risk of default.

CC: Businesses ability to repay debt is extremely dependent on favorable economic environment. Business is at risk of bankruptcy or reorganization. Default is likely.

C: Business cannot repay the debt.

In addition to AAA and CCC grade level (inclusive) level, every one credit rating available, "+", "-" symbol to fine tune, which means that a slightly higher or slightly below this level.

China Chengxin (Asia Pacific) Credit Ratings Company, Limited (“CCXAP”) long-term credit ratings:

AAAg: Capacity to meet the commitment on short-term and long-term debts is extremely strong. Business is operated in a virtuous circle. The foreseeable uncertainty on business operations is minimal.

AAg+, AAg, AAg: Capacity to meet short-term and long-term financial commitment is very strong. Business is operated in a virtuous circle. Foreseeable uncertainty in business operations is relatively low.

Ag+, Ag, Ag-: Capacity to meet short-term and long-term commitment is strong. Business is operated in a virtuous circle. Business operation and development may be affected by internal uncertain factors, which may create fluctuations on profitability and solvency of the issuer.

BBBg+, BBBg, BBBg-: Capacity to meet financial commitment is considered adequate and capacity to meet short-term and long-term commitment is satisfactory. Business is operated in a virtuous circle. Business is affected by internal and external uncertainties. Profitability and solvency may experience significant fluctuation. Principal and interest may not be sufficiently protected by the terms of agreement.

B-1

BBg+, BBg, BBg-: Capacity to meet short-term and long-term financial commitment is relatively weak. Financial commitment towards short-term and long-term debts is below average. Status of business operation and development is not good. Solvency is unstable and subject to sustainable risk.

Bg+, Bg, Bg-: Financial commitment towards short-term and long-term debts is bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Solvency is uncertain and subject to high credit risk.

CCCg: Financial commitment towards short-term and long-term debts is very bad. Business is affected by internal and external uncertain factors. There are difficulties in business operation. Poor solvency with very high credit risk.

CCg: Financial commitment towards short-term and long-term debts is extremely bad. Business operation is poor. There are very limited positive internal and external factors to support business operation and development. Extremely high credit risk is found.

Cg: Financial commitment towards short-term and long-term debts is insolvent. Business falls in vicious circle. Very limited positive internal and external factors are found to support the business operation and development in positive cycle. Extremely high credit risk is seen and is near default.

Dg: Unable to meet the financial commitments. Default is confirmed.

Dagong Global Credit Rating Co. (“Dagong”) Corporate and Financial Institution Issuer, Borrowing Companies, and Long-term Debt Facility Credit Ratings:

AAA- Highest Credit Quality: “AAA” ratings denote the lowest expectation of default risk. It indicates that the issuer has exceptionally strong capacity for payment of financial commitments. Although the debt protection factors may change, this capacity is highly unlikely to be adversely affected by any foreseeable event. “AAA” is the highest issuer credit rating assigned by Dagong.

AA- Very High Credit Quality: “AA” ratings denote expectations of very low default risk. It indicates that the issuer has very strong capacity for payment of financial commitments. Although due to its relatively higher long-term risk, this capacity is not significantly vulnerable to any foreseeable event.

A- High Credit Quality: “A’ ratings denote expectations of relatively low default risk. The capacity for payment of financial commitments is considered sufficient. However, this capacity may be more vulnerable than those of the higher ratings to adverse business or economic conditions due to any foreseeable event.

BBB- Medium Credit Quality: “BBB” ratings indicate that expectations of default risk are currently low and it has medium default risk. In normal conditions, the capacity for payment of financial commitments is considered adequate, whereas under adverse business or economic conditions risks of default are more likely to exist under this scale.

BB- Low Medium Credit Quality: “BB” ratings indicate that the issuer faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-2

B- Relatively Low Credit Quality: “B” ratings indicate that expectations of default risk are relatively high but a limited margin of safety remains. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments. This is a lower scale than that of the “BB” rating and an obligor rated “B” is more vulnerable to adverse developments than the obligors rated “BB”.

CCC- Low Credit Quality: “CCC” ratings indicate very high default risk. The issuer is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments. Some practical risks exist and this will impair the obligor’s ability to meet its financial commitments.

CC- Very Low Credit Quality: “CC” ratings indicate that the issuer is currently highly vulnerable and entities with this rating have a seriously high risk of default.

C- Lowest Credit Quality: “C” ratings indicate the highest default risk and the issuer is currently unable to meet its financial commitments or may even be in the process of compulsory debt reconstruction, or a takeover by regulatory organizations or in bankruptcy liquidation.

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

B-3

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

B-4

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings Ltd. (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

B-5

AAA - Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CCC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CCC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of ‘RR2’ (superior recovery prospects given default).

CC - Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), ‘RR5’ (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

B-6

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

AAA - Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

B-7

D - Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

• failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

• the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

• the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability. In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

CCXAP short-term credit ratings:

Ag-1: Capacity to meet short-term financial commitment is extremely strong with high level of safety.

Ag-2: Capacity to meet short-term financial commitment is strong with high level of safety.

Ag-3: Capacity to meet short-term financial commitment is average but the safety may be easily affected by adverse business, financial and economic conditions.

Bg: Capacity to meet short-term financial commitment is weak with high probability of default.

B-8

Cg: Capacity to meet short-term financial commitment is very weak and the probability of default is very high.

Dg: Unable to meet the financial commitments. Default is confirmed.

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term municipal ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

B-9

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

S&P’s Commercial Paper Ratings:

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

B-10

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Commercial Paper Ratings:

The following descriptions of Moody’s commercial paper ratings have been published by Moody’s Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Commercial Paper Ratings:

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch, Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B - Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D - Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B-11

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust, as filed with the state of Delaware on February 3, 2012, for KraneShares Trust (the “Registrant” or the “Trust”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s initial Registration Statement on Form N-1A as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-12-173444 on April 20, 2012.

(a)(2)	Registrant’s Amended and Restated Declaration of Trust, dated June 7, 2017, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(b)	Registrant’s Amended By-Laws, dated June 7, 2017, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated November 8, 2012 between the Registrant and Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(d)(2)	Schedule A to the Investment Advisory Agreement dated November 8, 2012 between the Registrant and Krane Funds Advisors, LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(d)(3)	Form of Investment Advisory Agreement dated [ ] between the Registrant and Krane Funds Advisors, LLC, is filed herewith.

(d)(4)	Investment Advisory Agreement dated November 5, 2015 between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd., is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-115317 on July 29, 2016.

(d)(5)	Form of Investment Advisory Agreement dated [ ] between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd., is filed herewith.

(d)(6)	Investment Advisory Agreement dated November 5, 2015 between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper Hedged ETF and KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-115317 on July 29, 2016.

(d)(7)	Form of Investment Advisory Agreement dated [ ] between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited, is filed herewith.

(d)(8)	Sub-Advisory Agreement dated [ ] between Krane Funds Advisors, LLC, on behalf of the KraneShares CDB ChinaBond ETF, and [ ], to be filed by amendment.

(e)(1)	Amended and Restated Distribution Agreement dated July 9, 2014 between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(e)(2)	Schedule A, as revised June 7, 2017, to the Amended and Restated Distribution Agreement dated July 9, 2014 between the Registrant and SEI Investments Distribution Co., reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, is filed herewith.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(f)	Not applicable.

(g)	Custodian and Transfer Agent Agreement dated December 12, 2012 between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(h)(1)	Amended and Restated Administration Agreement dated July 9, 2014 between the Registrant and SEI Global Fund Services is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-046850 on August 4, 2014.

(h)(2)	Schedule I, as revised June 7, 2017, to the Amended and Restated Administration Agreement dated July 9, 2014 between the Registrant and SEI Global Fund Services, reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, is filed herewith.

(h)(3)	Compliance Services Agreement between the Registrant and Quain Compliance Consulting, LLC, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-044651 on July 28, 2015.

(h)(4)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares E Fund China Commercial Paper ETF, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-044651 on July 28, 2015.

(h)(5)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares E Fund China Commercial Paper ETF, is filed herewith.

(h)(6)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-033078 on June 19, 2017.

(h)(7)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares FTSE Emerging Markets Plus ETF, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-004982 on January 30, 2015.

(h)(8)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF, is filed herewith.

(h)(9)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares E Fund China Commercial Paper Hedged ETF, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-15-022474 on April 13, 2015.

(h)(10)	Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares CDB ChinaBond ETF, to be filed by amendment.

(h)(11)	Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC, is filed herewith.

(h)(12)	Expense Limitation Agreement between Registrant and Krane Funds Advisors, LLC, relating to KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Zacks New China ETF, is filed herewith.

(i)	Opinion and consent of counsel, is filed herewith.

(j)(1)	Consent of independent registered public accountants, KPMG LLP, is filed herewith.

(j)(2)	Consent of prior independent registered public accountants, PricewaterhouseCoopers LLP, is filed herewith.

(k)	Not applicable.

(l)	Subscription Agreement dated January 2, 2013 between the Registrant and Krane Funds Advisors, LLC is incorporated herein by reference to Exhibit (l) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(m)(1)	Distribution Plan, as adopted November 8, 2012, is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-13-003143 on January 18, 2013.

(m)(2)	Exhibit A, as revised June 7, 2017, to the Distribution Plan adopted November 8, 2012, reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, is filed herewith.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant, dated March 8, 2016, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-115317 on July 29, 2016.

(p)(2)	Code of Ethics of Krane Funds Advisors, LLC, dated December 21, 2016, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-17-026123 on May 10, 2017.

(p)(3)	Code of Ethics of Bosera Asset Management (International) Co., Ltd., sub-adviser to the KraneShares Bosera MSCI China A Share ETF, is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-022475 on April 14, 2014.

(p)(4)	Code of Ethics of E Fund Management (Hong Kong) Co., Limited, sub-adviser to the KraneShares E Fund China Commercial Paper Hedged ETF and the KraneShares E Fund China Commercial Paper ETF is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-14-037621 on June 13, 2014.

(p)(5)	Code of Ethics of [ ], sub-adviser to the KraneShares CDB ChinaBond ETF, to be filed by amendment.

(q)	Power of Attorney dated September 29, 2015 for Matthew Stroyman and John Ferguson is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-180870 and 811-22698), as filed with the SEC via EDGAR Accession No. 0001144204-16-080317on February 10, 2016.

Item 29.	Persons Controlled by or under Common Control with the Fund

Not Applicable.

Item 30.	Indemnification

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust, to the extent provided in Article VII of the Registrant’s Amended and Restated Declaration of Trust, for any act, omission, or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust solely for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Investment Adviser, or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 2 of the Registrant’s Amended and Restated Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 2.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees, officers, employees or agents of the Trust shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or Trustees or by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Adviser

Krane Funds Advisors, LLC

Krane Funds Advisors, LLC (“Krane”) serves as investment adviser for each series of the Trust. The principal address of Krane is 1270 Avenue of the Americas, 22nd Floor, New York, New York 10020. Krane is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Krane during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-77589).

Bosera Asset Management (International) Co., Ltd.

Bosera Asset Management (International) Co., Ltd. (“Bosera”) serves as investment sub-adviser for the Trust’s KraneShares Bosera MSCI China A Share ETF. The principal address of Bosera is Suite 4109, Jardine House, One Connaught Place, Central, Hong Kong. Bosera is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Bosera during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78507).

E Fund Management (Hong Kong) Co., Limited

E Fund Management (Hong Kong) Co., Limited (“E Fund”) serves as investment sub-adviser for the Trust’s KraneShares E Fund China Commercial Paper Hedged ETF and KraneShares E Fund China Commercial Paper ETF. The principal address of E Fund is Suite 3501-02 35F, Two International Finance Center, 8 Finance Street, Central, Hong Kong. E Fund is an investment adviser registered under the Investment Advisers Act of 1940.

Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of E Fund during the past two years is incorporated by reference to its Form ADV filed with the SEC (SEC File No. 801-78973).

Item 32.	Principal Underwriters

(a)	Registrant's distributor, SEI Investments Distribution Co. (the “Distributor”), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010

New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	April 1, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015

Gallery Trust	January 8, 2016
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund	August 12, 2016
Schroders Series Trust	February 10, 2017
Schroders Global Series Trust	February 10, 2017

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)       Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	--
Paul F. Klauder	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	Director, President, & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
John P. Coary	Vice President & Assistant Secretary	--
Lori L. White	Vice President & Assistant Secretary	--
Judith A. Hirx	Vice President	--
Jason McGhin	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

c/o Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Advisers:

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Sub-Advisers:

Bosera Asset Management (International) Co., Ltd.

Suite 4109

Jardine House

One Connaught Place

Central, Hong Kong

E Fund Management (Hong Kong) Co., Limited

3501-02 35F, Two International Finance Center

8 Finance Street

Central, Hong Kong

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, Pennsylvania 19456

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 149 to its Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 27th day of July 2017.

KraneShares Trust

/s/ Jonathan Krane
Jonathan Krane
Trustee, Principal Executive Officer and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	July 27, 2017
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	July 27, 2017
John Ferguson

/s/ Matthew Stroyman*	Trustee	July 27, 2017
Matthew Stroyman

* /s/ Stacy L. Fuller

Stacy L. Fuller

* Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015.

Exhibit Index

EX-99.(d)(3)	Form of Investment Advisory Agreement dated [ ] between the Registrant and Krane Funds Advisors, LLC.

EX-99.(d)(5)	Form of Investment Advisory Agreement dated [ ] between Krane Funds Advisors, LLC, on behalf of the KraneShares Bosera MSCI China A Share ETF, and Bosera Asset Management (International) Co., Ltd.

EX-99.(d)(7)	Form of Investment Advisory Agreement dated [ ] between Krane Funds Advisors, LLC, on behalf of the KraneShares E Fund China Commercial Paper ETF, and E Fund Management (Hong Kong) Co., Limited.

EX-99.(e)(2)	Schedule A, as revised June 7, 2017, to the Amended and Restated Distribution Agreement dated July 9, 2014 between the Registrant and SEI Investments Distribution Co., reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF.

EX-99.(h)(2)	Schedule I, as revised June 7, 2017, to the Amended and Restated Administration Agreement dated July 9, 2014 between the Registrant and SEI Global Fund Services, reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF.

EX-99.(h)(5)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares E Fund China Commercial Paper ETF.

EX-99.(h)(8)	Form of Expense Limitation Agreement between the Registrant and Krane Funds Advisors, LLC, relating to the KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF.

EX-99.(h)(11)	Form of Sublicense Agreement between the Registrant and Krane Funds Advisors, LLC.

EX-99.(h)(12)	Expense Limitation Agreement between Registrant and Krane Funds Advisors, LLC, relating to KraneShares Bloomberg Barclays China Aggregate Bond Index ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI China Environment Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Zacks New China ETF.

EX-99.(i)	Opinion and consent of counsel.

EX-99.(j)(1)	Consent of independent registered public accountants, KPMG LLP.

EX-99.(j)(2)	Consent of prior independent registered public accountants, PricewaterhouseCoopers LLP.

EX-99.(m)(2)	Exhibit A, as revised June 7, 2017, to the Distribution Plan adopted November 8, 2012, reflecting the addition of the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI One Belt One Road Index ETF, and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF.